TABLE OF CONTENTS

PACIFIC SELECT FUND

Letter to Shareholders	A-1

Performance Discussion	A-3

Schedule of Investments	B-1

Financial Statements:

Statements of Assets and Liabilities	C-1

Statements of Operations	C-9

Statements of Changes in Net Assets	C-17

Statements of Cash Flows	C-25

Financial Highlights	C-26

Notes to Financial Statements	D-1

Report of Independent Registered Public Accounting Firm	E-1

Disclosure of Fund Expenses	F-1

Trustees and Officers Information	F-5

Approval of Investment Advisory and Sub-Advisory Agreements	F-8

Special Meetings of Shareholders	F-29

Where to Go for More Information	F-38

SEPARATE ACCOUNT A

Schedule of Investments	G-1

Financial Statements:

Statements of Assets and Liabilities	H-1

Statements of Operations	H-11

Statements of Changes in Net Assets	H-18

Financial Highlights	H-38

Notes to Financial Statements	I-1

Report of Independent Registered Public Accounting Firm	J-1

The 2016 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Core Income	Core Income Class I *	530,071	$5,233,509	$5,386,767
Diversified Bond	Diversified Bond Class I *	14,219,690	117,737,763	131,683,133
Floating Rate Income	Floating Rate Income Class I *	3,750,894	38,414,365	42,108,115
Floating Rate Loan	Floating Rate Loan Class I *	17,702,796	105,915,777	118,539,586
High Yield Bond	High Yield Bond Class I *	25,940,152	127,464,743	193,710,343
Inflation Managed	Inflation Managed Class I *	21,312,311	212,950,072	216,881,515
Inflation Strategy	Inflation Strategy Class I *	1,416,864	14,090,561	14,002,370
Managed Bond	Managed Bond Class I *	34,094,333	353,339,915	416,027,537
Short Duration Bond	Short Duration Bond Class I *	31,643,544	290,979,175	307,362,219
Emerging Markets Debt	Emerging Markets Debt Class I *	1,318,076	12,956,881	14,351,704
Comstock	Comstock Class I *	14,654,213	95,302,799	196,798,420
Developing Growth	Developing Growth Class I *	7,237,704	47,563,674	84,377,321
Dividend Growth	Dividend Growth Class I *	15,763,267	135,377,681	265,326,075
Equity Index	Equity Index Class I *	10,950,881	290,593,691	566,929,741
Focused Growth	Focused Growth Class I *	4,860,161	29,881,970	100,427,103
Growth	Growth Class I *	8,976,792	111,448,094	192,688,005
Large-Cap Growth	Large-Cap Growth Class I *	13,673,874	50,738,945	112,314,098
Large-Cap Value	Large-Cap Value Class I *	10,689,469	84,856,589	207,530,188
Long/Short Large-Cap	Long/Short Large-Cap Class I *	2,376,445	14,284,189	27,807,540
Main Street® Core	Main Street Core Class I *	8,474,318	108,577,065	280,079,739
Mid-Cap Equity	Mid-Cap Equity Class I *	11,274,358	91,500,962	191,475,036
Mid-Cap Growth	Mid-Cap Growth Class I *	16,727,065	77,768,801	173,110,803
Mid-Cap Value	Mid-Cap Value Class I *	5,277,196	52,318,575	84,417,998
Small-Cap Equity	Small-Cap Equity Class I *	2,742,947	28,804,037	52,954,929
Small-Cap Index	Small-Cap Index Class I *	8,819,913	68,639,137	181,324,743
Small-Cap Value	Small-Cap Value Class I *	6,671,960	60,313,203	131,490,885
Value Advantage	Value Advantage Class I *	1,662,044	20,941,628	24,601,145
Emerging Markets	Emerging Markets Class I *	11,373,178	63,943,866	157,343,838
International Large-Cap	International Large-Cap Class I *	32,204,188	148,124,935	242,467,877
International Small-Cap	International Small-Cap Class I *	4,445,083	21,366,207	38,783,983
International Value	International Value Class I *	11,021,322	81,622,611	116,711,661
Health Sciences	Health Sciences Class I *	8,027,086	67,219,621	231,372,064
Real Estate	Real Estate Class I *	7,022,903	51,986,274	164,756,983
Technology	Technology Class I *	12,994,224	43,718,904	66,534,923
Currency Strategies	Currency Strategies Class I *	370,526	3,826,709	4,184,534
Diversified Alternatives	Diversified Alternatives Class I *	75,483	772,648	795,771
Equity Long/Short	Equity Long/Short Class I *	921,187	10,376,604	11,856,908
Global Absolute Return	Global Absolute Return Class I *	900,600	8,990,125	10,122,587
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	32,634,870	392,573,970	464,353,442
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	108,007,886	1,530,408,290	1,858,373,755
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	30,063,874	419,046,093	559,107,252
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	157,005,733	1,542,761,180	1,873,692,283
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	226,433,241	2,203,004,223	2,839,647,869
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	859,183,718	8,245,741,502	11,277,148,872
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	686,342,711	6,498,996,572	9,362,249,233
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	140,136,728	1,309,564,435	1,935,346,230
PSF DFA Balanced Allocation	PSF DFA Balanced Allocation Class D *	3,010,162	31,034,458	31,824,003

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II	36,670,094	399,426,283	411,438,452
Invesco V.I. Equity and Income Series II	Invesco V.I. Equity and Income Series II	1,952,621	33,576,796	34,522,336
Invesco V.I. Global Real Estate Series II	Invesco V.I. Global Real Estate Series II	238,038	3,802,107	3,734,811

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	3,436,628	64,168,045	72,615,946

	American Funds Insurance Series®
American Funds® IS Asset Allocation FundSM Class 4	American Funds IS Asset Allocation Fund Class 4	114,672,990	2,407,053,589	2,457,442,169
American Funds IS Blue Chip Income and Growth FundSM Class 4	American Funds IS Blue Chip Income and Growth Fund Class 4	3,857,322	49,748,115	51,649,538
American Funds IS Bond FundSM Class 4	American Funds IS Bond Fund Class 4	1,398,388	15,246,454	14,962,752
American Funds IS Capital Income Builder® Class 4	American Funds IS Capital Income Builder Class 4	6,813,235	65,951,769	64,385,070

See Notes to Financial Statements	G-1	See explanation of symbol on page G-3

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
American Funds IS Global Balanced FundSM Class 4	American Funds IS Global Balanced Fund Class 4	841,215	$9,224,626	$9,253,362
American Funds IS Global Bond FundSM Class 4	American Funds IS Global Bond Fund Class 4	387,598	4,387,612	4,294,586
American Funds IS Global Growth and Income FundSM Class 4	American Funds IS Global Growth and Income Fund Class 4	608,796	7,629,327	7,847,376
American Funds IS Global Growth FundSM Class 4	American Funds IS Global Growth Fund Class 4	1,675,050	42,725,083	39,882,944
American Funds IS Global Small Capitalization FundSM Class 4	American Funds IS Global Small Capitalization Fund Class 4	134,442	2,751,460	2,676,733
American Funds IS Growth FundSM Class 4	American Funds IS Growth Fund Class 4	3,942,291	263,654,530	261,807,548
American Funds IS Growth-Income FundSM Class 4	American Funds IS Growth-Income Fund Class 4	6,427,507	289,949,181	281,074,862
American Funds IS High-Income Bond FundSM Class 4	American Funds IS High-Income Bond Fund Class 4	1,007,000	10,531,784	10,865,533
American Funds IS International FundSM Class 4	American Funds IS International Fund Class 4	1,574,779	29,294,599	26,204,324
American Funds IS International Growth and Income FundSM Class 4	American Funds IS International Growth and Income Fund Class 4	2,099,821	33,445,723	30,195,430
American Funds IS Managed Risk Asset Allocation FundSM Class P2	American Funds IS Managed Risk Asset Allocation Fund Class P2	6,669,552	78,637,782	80,101,319
American Funds IS New World Fund® Class 4	American Funds IS New World Fund Class 4	1,247,304	25,459,637	24,334,899
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	3,928,996	48,298,069	46,990,787

	BlackRock® Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Class III	BlackRock Capital Appreciation V.I. Class III	4,014,251	33,988,908	34,361,988
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	147,719,029	1,845,115,663	1,975,003,413
BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I	1,078,039	11,058,054	10,942,100
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	1,650,102	16,267,851	16,253,506
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	1,110,400	11,161,155	10,981,851
BlackRock iShares Equity Appreciation V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	940,694	9,068,956	9,228,212

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	3,982,398	126,259,649	129,228,814
Fidelity VIP FundsManager® 60% Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	18,014,321	198,505,251	198,337,672
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	281,588,606	281,588,606	281,588,606
Fidelity VIP Strategic Income Service Class 2	Fidelity VIP Strategic Income Service Class 2	3,353,368	37,199,869	36,819,981

	First Trust Variable Insurance Trust
First Trust Dorsey Wright Tactical Core Class I	First Trust Dorsey Wright Tactical Core Class I	792,502	7,616,535	7,806,142
First Trust/Dow Jones Dividend & Income Allocation Class I	First Trust/Dow Jones Dividend & Income Allocation Class I	35,879,888	428,083,296	461,056,565
First Trust Multi Income Allocation Class I	First Trust Multi Income Allocation Class I	869,898	8,952,676	9,168,724

	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation VIP Class 2	Franklin Founding Funds Allocation VIP Class 2	2,651,942	18,538,493	18,775,750
Franklin Founding Funds Allocation VIP Class 4	Franklin Founding Funds Allocation VIP Class 4	47,121,381	295,460,964	339,745,160
Franklin Income VIP Class 2	Franklin Income VIP Class 2	1,372,747	20,034,633	21,112,857
Franklin Mutual Global Discovery VIP Class 2	Franklin Mutual Global Discovery VIP Class 2	10,466,337	217,543,901	206,291,504
Franklin Rising Dividends VIP Class 2	Franklin Rising Dividends VIP Class 2	5,654,829	140,925,663	140,748,693
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	5,305,756	89,748,867	86,218,534

	Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy	Ivy VIP Asset Strategy	1,914,783	18,134,149	15,402,512
Ivy VIP Energy	Ivy VIP Energy	3,817,678	21,086,851	25,855,221

	Janus Aspen Series
Janus Aspen Series Balanced Service Shares	Janus Aspen Series Balanced Service Shares	41,471,687	1,315,583,423	1,322,532,103
Janus Aspen Series Flexible Bond Service Shares	Janus Aspen Series Flexible Bond Service Shares	2,065,289	26,573,576	26,084,594
	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Class 1	JPMorgan Insurance Trust Core Bond Class 1	39,408	417,727	427,183
JPMorgan Insurance Trust Global Allocation Class 2	JPMorgan Insurance Trust Global Allocation Class 2	281,917	4,156,860	4,192,109
JPMorgan Insurance Trust Income Builder Class 2	JPMorgan Insurance Trust Income Builder Class 2	651,582	6,433,222	6,463,691
JPMorgan Insurance Trust Mid Cap Value Class 1	JPMorgan Insurance Trust Mid Cap Value Class 1	8,870	64,532	97,390
JPMorgan Insurance Trust U.S. Equity Class 1	JPMorgan Insurance Trust U.S. Equity Class 1	2,051	21,023	55,413

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	149,257	3,719,814	3,692,607

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	5,698,351	67,835,014	68,038,313
Lord Abbett International Core Equity Class VC	Lord Abbett International Core Equity Class VC	3,953,148	64,364,130	58,308,930
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	17,231,578	286,558,287	283,114,829

See Notes to Financial Statements	G-2

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	MFS® Variable Insurance Trust
MFS Total Return Series - Service Class	MFS Total Return Series - Service Class	16,196,291	$353,186,105	$369,437,409
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	1,384,987	36,969,375	36,522,112
MFS Value Series - Service Class	MFS Value Series - Service Class	4,022,727	64,838,872	74,782,487
	MFS Variable Insurance Trust II
MFS Massachusetts Investors Growth Stock - Service Class	MFS Massachusetts Investors Growth Stock - Service Class	4,530,555	77,968,259	68,909,745

	Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Absolute Return Multi-Manager Class S	Neuberger Berman AMT Absolute Return Multi-Manager Class S	44,476	409,246	412,737
	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	53,602	1,815,374	1,856,758
Oppenheimer International Growth Fund/VA Service Shares	Oppenheimer International Growth Fund/VA Service Shares	1,573,069	3,477,912	3,397,828

	PIMCO Variable Insurance Trust
PIMCO All Asset All Authority - Advisor Class	PIMCO All Asset All Authority - Advisor Class	583,011	4,704,329	4,903,119
PIMCO CommodityRealReturn® Strategy - Advisor Class	PIMCO CommodityRealReturn Strategy - Advisor Class	964,142	7,508,852	7,664,930

	Prudential Series Fund, Inc.
Jennison Class II	Jennison Class II *	8,119	98,047	354,165
SP International Growth Class II	SP International Growth Class II *	35,128	131,652	202,338
SP Prudential U.S. Emerging Growth Class II	SP Prudential U.S. Emerging Growth Class II *	32,823	202,038	375,493
Value Class II	Value Class II *	5,185	67,258	139,153

	Schwab VIT Portfolios
Schwab VIT Balanced	Schwab VIT Balanced	4,511,475	50,018,661	52,603,799
Schwab VIT Balanced with Growth	Schwab VIT Balanced with Growth	9,934,500	115,209,423	122,989,110
Schwab VIT Growth	Schwab VIT Growth	9,528,138	116,375,374	126,343,109

	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3	State Street Total Return V.I.S. Class 3	25,823,872	421,023,283	465,604,420

	VanEck VIP Trust
VanEck VIP Global Hard Assets Class S	VanEck VIP Global Hard Assets Class S	905,733	17,176,329	21,130,747

*	The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements	G-3

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	Variable Accounts
	Core Income	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed
ASSETS
Investments in mutual funds, at value	$5,386,767	$131,683,133	$42,108,115	$118,539,586	$193,710,343	$216,881,515
Receivables:
Due from Pacific Life Insurance Company	7,521	21,246	-	107,505	-	176,448
Investments sold	-	-	2,606	-	38,982	-
Total Assets	5,394,288	131,704,379	42,110,721	118,647,091	193,749,325	217,057,963
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	3,739	-	37,149	-
Investments purchased	7,776	22,652	-	106,991	-	173,227
Total Liabilities	7,776	22,652	3,739	106,991	37,149	173,227
NET ASSETS	$5,386,512	$131,681,727	$42,106,982	$118,540,100	$193,712,176	$216,884,736
NET ASSETS CONSIST OF:
Accumulation units	5,386,512	131,659,853	42,106,982	118,524,521	193,482,161	216,619,098
Contracts in payout (annuitization) period	-	21,874	-	15,579	230,015	265,638
NET ASSETS	$5,386,512	$131,681,727	$42,106,982	$118,540,100	$193,712,176	$216,884,736
Units Outstanding	537,638	10,600,495	3,946,049	11,374,699	11,179,748	12,952,814
Accumulation Unit Value	$9.89 - $10.16	$10.38 - $15.06	$10.14 - $11.06	$9.67 - $12.72	$10.59 - $24.06	$8.85 - $22.70
Cost of Investments	$5,233,509	$117,737,763	$38,414,365	$105,915,777	$127,464,743	$212,950,072

	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Developing Growth
ASSETS
Investments in mutual funds, at value	$14,002,370	$416,027,537	$307,362,219	$14,351,704	$196,798,420	$84,377,321
Receivables:
Due from Pacific Life Insurance Company	3,997	152,444	-	-	-	-
Investments sold	-	-	294,104	24,828	484,560	138,959
Total Assets	14,006,367	416,179,981	307,656,323	14,376,532	197,282,980	84,516,280
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	294,399	25,396	483,338	138,282
Investments purchased	4,199	149,758	-	-	-	-
Total Liabilities	4,199	149,758	294,399	25,396	483,338	138,282
NET ASSETS	$14,002,168	$416,030,223	$307,361,924	$14,351,136	$196,799,642	$84,377,998
NET ASSETS CONSIST OF:
Accumulation units	14,002,168	415,289,709	307,281,816	14,325,327	196,717,714	84,268,560
Contracts in payout (annuitization) period	-	740,514	80,108	25,809	81,928	109,438
NET ASSETS	$14,002,168	$416,030,223	$307,361,924	$14,351,136	$196,799,642	$84,377,998
Units Outstanding	1,502,436	23,644,535	29,768,754	1,407,822	11,122,907	6,224,494
Accumulation Unit Value	$8.49 - $10.18	$9.72 - $24.98	$9.61 - $12.25	$9.34 - $10.93	$13.56 - $21.77	$10.44 - $16.35
Cost of Investments	$14,090,561	$353,339,915	$290,979,175	$12,956,881	$95,302,799	$47,563,674

See Notes to Financial Statements	H-1

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	Dividend Growth	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value
ASSETS
Investments in mutual funds, at value	$265,326,075	$566,929,741	$100,427,103	$192,688,005	$112,314,098	$207,530,188
Receivables:
Due from Pacific Life Insurance Company	-	-	-	48,715	-	-
Investments sold	55,251	290,726	23,187	-	52,090	209,593
Total Assets	265,381,326	567,220,467	100,450,290	192,736,720	112,366,188	207,739,781
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	55,959	291,399	23,556	-	51,070	207,695
Investments purchased	-	-	-	47,575	-	-
Total Liabilities	55,959	291,399	23,556	47,575	51,070	207,695
NET ASSETS	$265,325,367	$566,929,068	$100,426,734	$192,689,145	$112,315,118	$207,532,086
NET ASSETS CONSIST OF:
Accumulation units	265,174,976	566,626,855	100,365,372	192,519,735	112,173,259	207,384,421
Contracts in payout (annuitization) period	150,391	302,213	61,362	169,410	141,859	147,665
NET ASSETS	$265,325,367	$566,929,068	$100,426,734	$192,689,145	$112,315,118	$207,532,086
Units Outstanding	15,083,139	29,000,838	5,171,075	6,975,730	8,541,364	10,454,979
Accumulation Unit Value	$13.95 - $21.52	$10.23 - $37.65	$12.92 - $34.77	$14.03 - $38.86	$10.90 - $20.63	$10.14 - $23.82
Cost of Investments	$135,377,681	$290,593,691	$29,881,970	$111,448,094	$50,738,945	$84,856,589

	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity
ASSETS
Investments in mutual funds, at value	$27,807,540	$280,079,739	$191,475,036	$173,110,803	$84,417,998	$52,954,929
Receivables:
Due from Pacific Life Insurance Company	-	-	235,390	-	-	-
Investments sold	11,832	4,953	-	97,448	92,077	61,560
Total Assets	27,819,372	280,084,692	191,710,426	173,208,251	84,510,075	53,016,489
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	11,294	2,532	-	96,859	92,288	62,274
Investments purchased	-	-	233,455	-	-	-
Total Liabilities	11,294	2,532	233,455	96,859	92,288	62,274
NET ASSETS	$27,808,078	$280,082,160	$191,476,971	$173,111,392	$84,417,787	$52,954,215
NET ASSETS CONSIST OF:
Accumulation units	27,804,093	279,428,588	191,236,753	173,024,417	84,415,574	52,915,296
Contracts in payout (annuitization) period	3,985	653,572	240,218	86,975	2,213	38,919
NET ASSETS	$27,808,078	$280,082,160	$191,476,971	$173,111,392	$84,417,787	$52,954,215
Units Outstanding	1,771,305	11,790,047	7,115,623	11,905,807	4,289,298	2,588,225
Accumulation Unit Value	$13.85 - $19.98	$14.52 - $31.33	$14.46 - $35.73	$11.49 - $18.28	$10.13 - $27.51	$14.44 - $29.68
Cost of Investments	$14,284,189	$108,577,065	$91,500,962	$77,768,801	$52,318,575	$28,804,037

See Notes to Financial Statements	H-2

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap
ASSETS
Investments in mutual funds, at value	$181,324,743	$131,490,885	$24,601,145	$157,343,838	$242,467,877	$38,783,983
Receivables:
Due from Pacific Life Insurance Company	69,243	-	-	104,139	173,321	51,506
Investments sold	-	237,757	-	-	-	-
Total Assets	181,393,986	131,728,642	24,601,145	157,447,977	242,641,198	38,835,489
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	237,706	543	-	-	-
Investments purchased	68,100	-	164	103,245	172,463	50,818
Total Liabilities	68,100	237,706	707	103,245	172,463	50,818
NET ASSETS	$181,325,886	$131,490,936	$24,600,438	$157,344,732	$242,468,735	$38,784,671
NET ASSETS CONSIST OF:
Accumulation units	181,218,811	131,252,659	24,596,253	157,219,281	242,335,629	38,722,436
Contracts in payout (annuitization) period	107,075	238,277	4,185	125,451	133,106	62,235
NET ASSETS	$181,325,886	$131,490,936	$24,600,438	$157,344,732	$242,468,735	$38,784,671
Units Outstanding	8,065,207	4,792,527	1,741,400	8,497,788	19,170,325	3,378,509
Accumulation Unit Value	$10.34 - $29.40	$10.26 - $47.35	$10.21 - $14.59	$8.38 - $54.00	$9.97 - $20.54	$10.52 - $16.55
Cost of Investments	$68,639,137	$60,313,203	$20,941,628	$63,943,866	$148,124,935	$21,366,207

	International Value	Health Sciences	Real Estate	Technology	Currency Strategies	Diversified Alternatives
ASSETS
Investments in mutual funds, at value	$116,711,661	$231,372,064	$164,756,983	$66,534,923	$4,184,534	$795,771
Receivables:
Due from Pacific Life Insurance Company	-	224,854	52,981	128,979	2,828	313
Investments sold	59,044	-	-	-	-	-
Total Assets	116,770,705	231,596,918	164,809,964	66,663,902	4,187,362	796,084
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	58,458	-	-	-	-	-
Investments purchased	-	222,003	51,409	129,388	2,910	348
Total Liabilities	58,458	222,003	51,409	129,388	2,910	348
NET ASSETS	$116,712,247	$231,374,915	$164,758,555	$66,534,514	$4,184,452	$795,736
NET ASSETS CONSIST OF:
Accumulation units	116,559,744	231,220,624	164,566,724	66,527,404	4,184,452	795,736
Contracts in payout (annuitization) period	152,503	154,291	191,831	7,110	-	-
NET ASSETS	$116,712,247	$231,374,915	$164,758,555	$66,534,514	$4,184,452	$795,736
Units Outstanding	10,851,608	8,528,700	6,779,063	6,864,188	394,322	76,524
Accumulation Unit Value	$6.65 - $12.61	$15.41 - $45.55	$12.03 - $52.48	$6.45 - $13.31	$10.35 - $11.10	$10.33 - $10.49
Cost of Investments	$81,622,611	$67,219,621	$51,986,274	$43,718,904	$3,826,709	$772,648

See Notes to Financial Statements	H-3

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	Equity Long/Short	Global Absolute Return	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative
ASSETS
Investments in mutual funds, at value	$11,856,908	$10,122,587	$464,353,442	$1,858,373,755	$559,107,252	$1,873,692,283
Receivables:
Due from Pacific Life Insurance Company	-	4,900	37,714	-	-	-
Investments sold	3,449	-	-	186,824	321,046	878,600
Total Assets	11,860,357	10,127,487	464,391,156	1,858,560,579	559,428,298	1,874,570,883
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	4,010	-	-	190,213	322,338	872,923
Investments purchased	-	5,337	39,545	-	-	-
Total Liabilities	4,010	5,337	39,545	190,213	322,338	872,923
NET ASSETS	$11,856,347	$10,122,150	$464,351,611	$1,858,370,366	$559,105,960	$1,873,697,960
NET ASSETS CONSIST OF:
Accumulation units	11,856,347	10,120,499	464,351,611	1,858,350,919	559,105,960	1,873,128,888
Contracts in payout (annuitization) period	-	1,651	-	19,447	-	569,072
NET ASSETS	$11,856,347	$10,122,150	$464,351,611	$1,858,370,366	$559,105,960	$1,873,697,960
Units Outstanding	938,849	958,371	34,779,910	131,642,580	34,116,830	165,728,474
Accumulation Unit Value	$10.21 - $12.83	$10.17 - $11.05	$10.90 - $16.78	$10.17 - $18.82	$10.21 - $21.01	$10.11 - $12.07
Cost of Investments	$10,376,604	$8,990,125	$392,573,970	$1,530,408,290	$419,046,093	$1,542,761,180

	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	PSF DFA Balanced Allocation	Invesco V.I. Balanced-Risk Allocation Series II
ASSETS
Investments in mutual funds, at value	$2,839,647,869	$11,277,148,872	$9,362,249,233	$1,935,346,230	$31,824,003	$411,438,452
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	7,830	152,101
Investments sold	1,051,936	3,657,591	4,720,035	971,382	-	-
Total Assets	2,840,699,805	11,280,806,463	9,366,969,268	1,936,317,612	31,831,833	411,590,553
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,047,114	3,650,849	4,713,743	966,880	-	-
Investments purchased	-	-	-	-	9,509	151,934
Total Liabilities	1,047,114	3,650,849	4,713,743	966,880	9,509	151,934
NET ASSETS	$2,839,652,691	$11,277,155,614	$9,362,255,525	$1,935,350,732	$31,822,324	$411,438,619
NET ASSETS CONSIST OF:
Accumulation units	2,838,385,933	11,274,752,698	9,360,274,240	1,935,203,784	31,822,324	411,408,301
Contracts in payout (annuitization) period	1,266,758	2,402,916	1,981,285	146,948	-	30,318
NET ASSETS	$2,839,652,691	$11,277,155,614	$9,362,255,525	$1,935,350,732	$31,822,324	$411,438,619
Units Outstanding	239,465,540	911,170,206	731,102,068	150,050,357	3,046,252	27,202,624
Accumulation Unit Value	$10.78 - $12.75	$10.16 - $13.66	$10.18 - $14.59	$12.05 - $15.27	$10.40 - $10.51	$10.15 - $18.92
Cost of Investments	$2,203,004,223	$8,245,741,502	$6,498,996,572	$1,309,564,435	$31,034,458	$399,426,283

See Notes to Financial Statements	H-4

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	Invesco V.I. Equity and Income Series II	Invesco V.I. Global Real Estate Series II	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Fund Class 4	American Funds IS Blue Chip Income and Growth Fund Class 4	American Funds IS Bond Fund Class 4
ASSETS
Investments in mutual funds, at value	$34,522,336	$3,734,811	$72,615,946	$2,457,442,169	$51,649,538	$14,962,752
Receivables:
Due from Pacific Life Insurance Company	19,010	2,588	-	44,293	177,279	48,248
Investments sold	-	-	164,181	-	-	-
Total Assets	34,541,346	3,737,399	72,780,127	2,457,486,462	51,826,817	15,011,000
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	166,254	-	-	-
Investments purchased	20,986	2,836	-	52,674	180,262	48,825
Total Liabilities	20,986	2,836	166,254	52,674	180,262	48,825
NET ASSETS	$34,520,360	$3,734,563	$72,613,873	$2,457,433,788	$51,646,555	$14,962,175
NET ASSETS CONSIST OF:
Accumulation units	34,520,360	3,734,563	72,576,344	2,457,414,196	51,619,569	14,962,175
Contracts in payout (annuitization) period	-	-	37,529	19,592	26,986	-
NET ASSETS	$34,520,360	$3,734,563	$72,613,873	$2,457,433,788	$51,646,555	$14,962,175
Units Outstanding	3,032,859	397,040	4,449,907	231,803,255	4,525,632	1,486,630
Accumulation Unit Value	$11.17 - $11.77	$9.30 - $10.36	$10.13 - $17.59	$10.11 - $11.28	$11.33 - $11.54	$9.96 - $10.15
Cost of Investments	$33,576,796	$3,802,107	$64,168,045	$2,407,053,589	$49,748,115	$15,246,454

	American Funds IS Capital Income Builder Class 4	American Funds IS Global Balanced Fund Class 4	American Funds IS Global Bond Fund Class 4	American Funds IS Global Growth and Income Fund Class 4	American Funds IS Global Growth Fund Class 4	American Funds IS Global Small Capitalization Fund Class 4
ASSETS
Investments in mutual funds, at value	$64,385,070	$9,253,362	$4,294,586	$7,847,376	$39,882,944	$2,676,733
Receivables:
Due from Pacific Life Insurance Company	65,282	1,323	3,319	-	26,856	3,254
Investments sold	-	-	-	1,113	-	-
Total Assets	64,450,352	9,254,685	4,297,905	7,848,489	39,909,800	2,679,987
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	1,409	-	-
Investments purchased	67,489	1,789	3,526	-	27,884	3,365
Total Liabilities	67,489	1,789	3,526	1,409	27,884	3,365
NET ASSETS	$64,382,863	$9,252,896	$4,294,379	$7,847,080	$39,881,916	$2,676,622
NET ASSETS CONSIST OF:
Accumulation units	64,382,863	9,252,896	4,270,648	7,795,145	39,881,916	2,676,622
Contracts in payout (annuitization) period	-	-	23,731	51,935	-	-
NET ASSETS	$64,382,863	$9,252,896	$4,294,379	$7,847,080	$39,881,916	$2,676,622
Units Outstanding	6,532,328	915,019	433,050	758,235	3,597,971	269,230
Accumulation Unit Value	$9.64 - $10.06	$10.01 - $10.20	$9.83 - $10.01	$10.25 - $10.44	$10.69 - $11.45	$9.83 - $10.02
Cost of Investments	$65,951,769	$9,224,626	$4,387,612	$7,629,327	$42,725,083	$2,751,460

See Notes to Financial Statements	H-5

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	American Funds IS Growth Fund Class 4	American Funds IS Growth Income Fund Class 4	American Funds IS High-Income Bond Fund Class 4	American Funds IS International Fund Class 4	American Funds IS International Growth and Income Fund Class 4	American Funds IS Managed Risk Asset Allocation Fund Class P2
ASSETS
Investments in mutual funds, at value	$261,807,548	$281,074,862	$10,865,533	$26,204,324	$30,195,430	$80,101,319
Receivables:
Due from Pacific Life Insurance Company	20,261	18,777	48,687	9,152	13,024	20,092
Total Assets	261,827,809	281,093,639	10,914,220	26,213,476	30,208,454	80,121,411
LIABILITIES
Payables:
Investments purchased	25,842	27,246	49,219	10,110	14,214	23,189
Total Liabilities	25,842	27,246	49,219	10,110	14,214	23,189
NET ASSETS	$261,801,967	$281,066,393	$10,865,001	$26,203,366	$30,194,240	$80,098,222
NET ASSETS CONSIST OF:
Accumulation units	261,668,054	280,753,235	10,865,001	26,203,366	30,194,240	80,098,222
Contracts in payout (annuitization) period	133,913	313,158	-	-	-	-
NET ASSETS	$261,801,967	$281,066,393	$10,865,001	$26,203,366	$30,194,240	$80,098,222
Units Outstanding	24,270,285	25,849,115	990,390	2,850,606	3,353,345	7,433,311
Accumulation Unit Value	$10.13 - $12.39	$10.68 - $11.98	$10.87 - $11.08	$8.99 - $9.38	$8.57 - $9.35	$10.57 - $11.12
Cost of Investments	$263,654,530	$289,949,181	$10,531,784	$29,294,599	$33,445,723	$78,637,782

	American Funds IS New World Fund Class 4	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I
ASSETS
Investments in mutual funds, at value	$24,334,899	$46,990,787	$34,361,988	$1,975,003,413	$10,942,100	$16,253,506
Receivables:
Due from Pacific Life Insurance Company	-	10,991	53,900	-	10,095	1,237
Investments sold	199,264	-	-	1,083,198	-	-
Total Assets	24,534,163	47,001,778	34,415,888	1,976,086,611	10,952,195	16,254,743
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	200,174	-	-	1,077,896	-	-
Investments purchased	-	13,862	53,799	-	10,727	2,075
Total Liabilities	200,174	13,862	53,799	1,077,896	10,727	2,075
NET ASSETS	$24,333,989	$46,987,916	$34,362,089	$1,975,008,715	$10,941,468	$16,252,668
NET ASSETS CONSIST OF:
Accumulation units	24,333,989	46,987,916	34,362,089	1,974,958,658	10,917,178	16,252,668
Contracts in payout (annuitization) period	-	-	-	50,057	24,290	-
NET ASSETS	$24,333,989	$46,987,916	$34,362,089	$1,975,008,715	$10,941,468	$16,252,668
Units Outstanding	2,663,757	4,618,164	2,061,670	169,103,542	1,041,973	1,626,322
Accumulation Unit Value	$8.92 - $10.13	$9.95 - $10.45	$14.24 - $18.81	$10.59 - $13.08	$10.31 - $10.76	$9.83 - $10.25
Cost of Investments	$25,459,637	$48,298,069	$33,988,908	$1,845,115,663	$11,058,054	$16,267,851

See Notes to Financial Statements	H-6

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	Fidelity VIP Contrafund Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Strategic Income Service Class 2
ASSETS
Investments in mutual funds, at value	$10,981,851	$9,228,212	$129,228,814	$198,337,672	$281,588,606	$36,819,981
Receivables:
Due from Pacific Life Insurance Company	1,563	-	117,025	76,062	-	3,064
Investments sold	-	3,469	-	-	325,418	-
Total Assets	10,983,414	9,231,681	129,345,839	198,413,734	281,914,024	36,823,045
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	3,878	-	-	330,861	-
Investments purchased	1,979	-	119,920	78,073	-	4,305
Total Liabilities	1,979	3,878	119,920	78,073	330,861	4,305
NET ASSETS	$10,981,435	$9,227,803	$129,225,919	$198,335,661	$281,583,163	$36,818,740
NET ASSETS CONSIST OF:
Accumulation units	10,981,435	9,227,803	129,225,919	198,335,661	281,196,103	36,818,740
Contracts in payout (annuitization) period	-	-	-	-	387,060	-
NET ASSETS	$10,981,435	$9,227,803	$129,225,919	$198,335,661	$281,583,163	$36,818,740
Units Outstanding	1,100,057	932,888	9,087,111	16,165,663	29,223,322	3,503,843
Accumulation Unit Value	$9.81 - $10.24	$9.78 - $10.15	$13.64 - $15.16	$11.48 - $13.23	$9.49 - $9.91	$10.27 - $10.80
Cost of Investments	$11,161,155	$9,068,956	$126,259,649	$198,505,251	$281,588,606	$37,199,869

	First Trust Dorsey Wright Tactical Core Class I	First Trust/Dow Jones Dividend & Income Allocation Class I	First Trust Multi Income Allocation Class I	Franklin Founding Funds Allocation VIP Class 2	Franklin Founding Funds Allocation VIP Class 4	Franklin Income VIP Class 2
ASSETS
Investments in mutual funds, at value	$7,806,142	$461,056,565	$9,168,724	$18,775,750	$339,745,160	$21,112,857
Receivables:
Due from Pacific Life Insurance Company	1,252	457,053	2,565	31,830	-	39,628
Investments sold	-	-	-	-	166,287	-
Total Assets	7,807,394	461,513,618	9,171,289	18,807,580	339,911,447	21,152,485
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	163,818	-
Investments purchased	1,579	462,829	2,936	32,213	-	40,803
Total Liabilities	1,579	462,829	2,936	32,213	163,818	40,803
NET ASSETS	$7,805,815	$461,050,789	$9,168,353	$18,775,367	$339,747,629	$21,111,682
NET ASSETS CONSIST OF:
Accumulation units	7,805,815	461,050,789	9,168,353	18,768,687	339,747,629	21,111,682
Contracts in payout (annuitization) period	-	-	-	6,680	-	-
NET ASSETS	$7,805,815	$461,050,789	$9,168,353	$18,775,367	$339,747,629	$21,111,682
Units Outstanding	789,291	34,772,950	858,691	1,254,104	26,702,663	2,092,953
Accumulation Unit Value	$9.82 - $9.99	$10.14 - $14.21	$10.53 - $10.94	$13.89 - $15.82	$11.54 - $15.05	$9.97 - $10.27
Cost of Investments	$7,616,535	$428,083,296	$8,952,676	$18,538,493	$295,460,964	$20,034,633

See Notes to Financial Statements	H-7

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	Franklin Mutual Global Discovery VIP Class 2	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2	Ivy VIP Asset Strategy	Ivy VIP Energy	Janus Aspen Series Balanced Service Shares
ASSETS
Investments in mutual funds, at value	$206,291,504	$140,748,693	$86,218,534	$15,402,512	$25,855,221	$1,322,532,103
Receivables:
Due from Pacific Life Insurance Company	-	67,411	16,925	6,188	1,487	271,916
Investments sold	365,956	-	-	-	-	-
Total Assets	206,657,460	140,816,104	86,235,459	15,408,700	25,856,708	1,322,804,019
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	368,009	-	-	-	-	-
Investments purchased	-	69,441	18,450	6,691	3,080	273,530
Total Liabilities	368,009	69,441	18,450	6,691	3,080	273,530
NET ASSETS	$206,289,451	$140,746,663	$86,217,009	$15,402,009	$25,853,628	$1,322,530,489
NET ASSETS CONSIST OF:
Accumulation units	206,171,216	140,720,540	86,201,274	15,402,009	25,853,628	1,322,500,706
Contracts in payout (annuitization) period	118,235	26,123	15,735	-	-	29,783
NET ASSETS	$206,289,451	$140,746,663	$86,217,009	$15,402,009	$25,853,628	$1,322,530,489
Units Outstanding	13,999,486	10,003,909	8,882,675	1,823,068	2,795,729	107,014,619
Accumulation Unit Value	$10.30 - $17.36	$10.09 - $15.19	$9.24 - $12.23	$8.29 - $8.65	$9.16 - $9.80	$10.11 - $13.20
Cost of Investments	$217,543,901	$140,925,663	$89,748,867	$18,134,149	$21,086,851	$1,315,583,423

	Janus Aspen Series Flexible Bond Service Shares	JPMorgan Insurance Trust Core Bond Class 1	JPMorgan Insurance Trust Global Allocation Class 2	JPMorgan Insurance Trust Income Builder Class 2	JPMorgan Insurance Trust Mid Cap Value Class 1	JPMorgan Insurance Trust U.S. Equity Class 1
ASSETS
Investments in mutual funds, at value	$26,084,594	$427,183	$4,192,109	$6,463,691	$97,390	$55,413
Receivables:
Due from Pacific Life Insurance Company	-	-	780	-	-	-
Investments sold	-	16	-	234	4	2
Total Assets	26,084,594	427,199	4,192,889	6,463,925	97,394	55,415
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	334	11	-	594	3	79
Investments purchased	720	-	988	-	-	-
Total Liabilities	1,054	11	988	594	3	79
NET ASSETS	$26,083,540	$427,188	$4,191,901	$6,463,331	$97,391	$55,336
NET ASSETS CONSIST OF:
Accumulation units	26,083,540	426,858	4,191,901	6,463,331	97,391	55,336
Contracts in payout (annuitization) period	-	330	-	-	-	-
NET ASSETS	$26,083,540	$427,188	$4,191,901	$6,463,331	$97,391	$55,336
Units Outstanding	2,601,100	29,216	426,423	648,065	3,813	2,353
Accumulation Unit Value	$9.85 - $10.28	$14.26 - $14.63	$9.71 - $9.97	$9.86 - $10.13	$25.02 - $25.66	$23.52 - $23.52
Cost of Investments	$26,573,576	$417,727	$4,156,860	$6,433,222	$64,532	$21,023

See Notes to Financial Statements	H-8

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	ClearBridge Variable Aggressive Growth - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett International Core Equity Class VC	Lord Abbett Total Return Class VC	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class
ASSETS
Investments in mutual funds, at value	$3,692,607	$68,038,313	$58,308,930	$283,114,829	$369,437,409	$36,522,112
Receivables:
Due from Pacific Life Insurance Company	-	-	96,232	390,535	5,006	49,924
Investments sold	254	202,594	-	-	-	-
Total Assets	3,692,861	68,240,907	58,405,162	283,505,364	369,442,415	36,572,036
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	408	204,111	-	-	-	-
Investments purchased	-	-	96,761	391,252	6,960	50,634
Total Liabilities	408	204,111	96,761	391,252	6,960	50,634
NET ASSETS	$3,692,453	$68,036,796	$58,308,401	$283,114,112	$369,435,455	$36,521,402
NET ASSETS CONSIST OF:
Accumulation units	3,692,453	68,036,796	58,300,805	283,114,112	369,428,763	36,497,144
Contracts in payout (annuitization) period	-	-	7,596	-	6,692	24,258
NET ASSETS	$3,692,453	$68,036,796	$58,308,401	$283,114,112	$369,435,455	$36,521,402
Units Outstanding	375,796	5,866,815	5,059,147	25,285,912	27,639,529	3,228,395
Accumulation Unit Value	$9.74 - $9.93	$11.12 - $12.22	$8.38 - $12.44	$10.07 - $12.49	$10.12 - $14.84	$10.56 - $12.40
Cost of Investments	$3,719,814	$67,835,014	$64,364,130	$286,558,287	$353,186,105	$36,969,375

	MFS Value Series - Service Class	MFS Massachusetts Investors Growth Stock - Service Class	Neuberger Berman AMT Absolute Return Multi- Manager Class S	Oppenheimer Global Fund/VA Service Shares	Oppenheimer International Growth Fund/VA Service Shares	PIMCO All Asset All Authority - Advisor Class
ASSETS
Investments in mutual funds, at value	$74,782,487	$68,909,745	$412,737	$1,856,758	$3,397,828	$4,903,119
Receivables:
Due from Pacific Life Insurance Company	-	92,157	-	10,209	3,380	-
Investments sold	122,825	-	15	-	-	6,115
Total Assets	74,905,312	69,001,902	412,752	1,866,967	3,401,208	4,909,234
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	122,827	-	36	-	-	6,399
Investments purchased	-	92,079	-	10,294	3,551	-
Total Liabilities	122,827	92,079	36	10,294	3,551	6,399
NET ASSETS	$74,782,485	$68,909,823	$412,716	$1,856,673	$3,397,657	$4,902,835
NET ASSETS CONSIST OF:
Accumulation units	74,782,485	68,909,823	412,716	1,856,673	3,397,657	4,902,835
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$74,782,485	$68,909,823	$412,716	$1,856,673	$3,397,657	$4,902,835
Units Outstanding	3,957,067	6,711,748	43,063	193,754	359,358	542,324
Accumulation Unit Value	$17.59 - $21.51	$10.14 - $10.28	$9.54 - $9.69	$9.52 - $9.70	$9.38 - $9.56	$8.88 - $9.26
Cost of Investments	$64,838,872	$77,968,259	$409,246	$1,815,374	$3,477,912	$4,704,329

See Notes to Financial Statements	H-9

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	PIMCO Commodity- RealReturn Strategy - Advisor Class	Jennison Class II	SP International Growth Class II	SP Prudential U.S. Emerging Growth Class II	Value Class II	Schwab VIT Balanced
ASSETS
Investments in mutual funds, at value	$7,664,930	$354,165	$202,338	$375,493	$139,153	$52,603,799
Receivables:
Due from Pacific Life Insurance Company	118,241	-	-	-	-	-
Investments sold	-	30	9	29	6	225,420
Total Assets	7,783,171	354,195	202,347	375,522	139,159	52,829,219
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	71	16	67	92	225,641
Investments purchased	118,655	-	-	-	-	-
Total Liabilities	118,655	71	16	67	92	225,641
NET ASSETS	$7,664,516	$354,124	$202,331	$375,455	$139,067	$52,603,578
NET ASSETS CONSIST OF:
Accumulation units	7,664,516	354,124	202,331	375,455	139,067	52,603,578
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$7,664,516	$354,124	$202,331	$375,455	$139,067	$52,603,578
Units Outstanding	1,335,186	17,740	14,385	14,581	7,086	4,573,038
Accumulation Unit Value	$5.46 - $10.07	$19.77 - $20.86	$13.92 - $14.72	$25.61 - $27.02	$18.97 - $20.02	$10.22 - $11.53
Cost of Investments	$7,508,852	$98,047	$131,652	$202,038	$67,258	$50,018,661

	Schwab VIT Balanced with Growth	Schwab VIT Growth	State Street Total Return V.I.S. Class 3	VanEck VIP Global Hard Assets Class S
ASSETS
Investments in mutual funds, at value	$122,989,110	$126,343,109	$465,604,420	$21,130,747
Receivables:
Due from Pacific Life Insurance Company	-	209,497	-	-
Investments sold	18,690	-	57,843	7,821
Total Assets	123,007,800	126,552,606	465,662,263	21,138,568
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	19,318	-	58,093	8,663
Investments purchased	-	209,746	-	-
Total Liabilities	19,318	209,746	58,093	8,663
NET ASSETS	$122,988,482	$126,342,860	$465,604,170	$21,129,905
NET ASSETS CONSIST OF:
Accumulation units	122,988,482	126,342,860	465,604,170	21,129,905
Contracts in payout (annuitization) period	-	-	-	-
NET ASSETS	$122,988,482	$126,342,860	$465,604,170	$21,129,905
Units Outstanding	10,156,593	9,713,795	30,770,276	2,635,249
Accumulation Unit Value	$10.38 - $12.24	$10.53 - $13.07	$10.16 - $18.41	$7.63 - $8.40
Cost of Investments	$115,209,423	$116,375,374	$421,023,283	$17,176,329

See Notes to Financial Statements	H-10

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2016

	Variable Accounts
	Core Income	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	43,164	1,528,760	453,237	1,295,649	2,302,709	2,990,450
Administrative fees	8,513	268,550	85,292	219,610	358,851	438,591
Total Expenses	51,677	1,797,310	538,529	1,515,259	2,661,560	3,429,041
Net Investment Income (Loss)	(51,677)	(1,797,310)	(538,529)	(1,515,259)	(2,661,560)	(3,429,041)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(5,509)	26,049	(75,246)	166,809	3,510,558	(565,864)
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(5,509)	26,049	(75,246)	166,809	3,510,558	(565,864)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	173,706	6,189,372	3,194,508	9,509,587	23,107,358	12,458,828
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$116,520	$4,418,111	$2,580,733	$8,161,137	$23,956,356	$8,463,923

	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Developing Growth
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	193,231	5,541,801	2,767,177	163,541	1,694,637	931,621
Administrative fees	32,547	831,581	548,906	27,366	310,522	151,798
Total Expenses	225,778	6,373,382	3,316,083	190,907	2,005,159	1,083,419
Net Investment Income (Loss)	(225,778)	(6,373,382)	(3,316,083)	(190,907)	(2,005,159)	(1,083,419)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(139,475)	7,998,473	37,343	(206,699)	1,627,371	(392,011)
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(139,475)	7,998,473	37,343	(206,699)	1,627,371	(392,011)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	479,159	5,152,527	5,129,931	2,122,172	28,648,596	(1,687,053)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$113,906	$6,777,618	$1,851,191	$1,724,566	$28,270,808	($3,162,483)

	Dividend Growth	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	2,649,176	5,797,292	1,309,426	2,508,837	1,519,139	2,501,778
Administrative fees	446,519	978,801	201,966	334,775	233,481	375,990
Total Expenses	3,095,695	6,776,093	1,511,392	2,843,612	1,752,620	2,877,768
Net Investment Income (Loss)	(3,095,695)	(6,776,093)	(1,511,392)	(2,843,612)	(1,752,620)	(2,877,768)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(43,784)	(874,705)	(115,147)	6,216,181	5,394,327	10,810,579
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(43,784)	(874,705)	(115,147)	6,216,181	5,394,327	10,810,579
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	26,827,495	57,898,746	2,248,713	(2,334,459)	(5,944,212)	13,526,434
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,688,016	$50,247,948	$622,174	$1,038,110	($2,302,505)	$21,459,245

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-11

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2016

	Variable Accounts
	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	353,771	3,374,156	2,328,444	1,924,177	899,722	475,840
Administrative fees	55,901	462,162	329,246	314,542	153,551	79,011
Total Expenses	409,672	3,836,318	2,657,690	2,238,719	1,053,273	554,851
Net Investment Income (Loss)	(409,672)	(3,836,318)	(2,657,690)	(2,238,719)	(1,053,273)	(554,851)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,390,115	12,052,468	9,990,144	914,745	431,184	136,773
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,390,115	12,052,468	9,990,144	914,745	431,184	136,773
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	949,151	18,254,804	20,588,568	9,699,539	10,767,478	10,897,283
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,929,594	$26,470,954	$27,921,022	$8,375,565	$10,145,389	$10,479,205

	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	1,985,076	1,328,351	165,228	1,954,260	2,626,119	503,151
Administrative fees	299,653	208,908	32,536	305,072	438,669	83,494
Total Expenses	2,284,729	1,537,259	197,764	2,259,332	3,064,788	586,645
Net Investment Income (Loss)	(2,284,729)	(1,537,259)	(197,764)	(2,259,332)	(3,064,788)	(586,645)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	5,986,897	2,094,838	(66,121)	7,954,840	(677,682)	570,415
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	5,986,897	2,094,838	(66,121)	7,954,840	(677,682)	570,415
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	25,013,610	27,361,727	2,709,802	2,391,526	447,385	645,315
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,715,778	$27,919,306	$2,445,917	$8,087,034	($3,295,085)	$629,085

	International Value	Health Sciences	Real Estate	Technology	Currency Strategies	Diversified Alternatives
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	1,434,511	3,165,765	2,138,589	868,602	46,738	3,748
Administrative fees	212,556	504,192	331,180	137,990	8,005	958
Total Expenses	1,647,067	3,669,957	2,469,769	1,006,592	54,743	4,706
Net Investment Income (Loss)	(1,647,067)	(3,669,957)	(2,469,769)	(1,006,592)	(54,743)	(4,706)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,247,125	3,995,163	10,522,214	(729,445)	(22,545)	(202)
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	2,247,125	3,995,163	10,522,214	(729,445)	(22,545)	(202)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,049,729	(21,960,809)	(28,995)	(4,189,192)	170,454	23,254
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,649,787	($21,635,603)	$8,023,450	($5,925,229)	$93,166	$18,346

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-12

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

	Variable Accounts
	Equity Long/Short	Global Absolute Return	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	105,052	107,785	4,854,384	18,580,172	5,971,300	25,812,750
Administrative fees	19,720	21,179	865,704	3,448,842	1,047,424	3,877,245
Total Expenses	124,772	128,964	5,720,088	22,029,014	7,018,724	29,689,995
Net Investment Income (Loss)	(124,772)	(128,964)	(5,720,088)	(22,029,014)	(7,018,724)	(29,689,995)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(65,621)	11,786	(382,492)	(3,173,849)	(1,338,616)	37,156,241
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(65,621)	11,786	(382,492)	(3,173,849)	(1,338,616)	37,156,241
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,118,622	437,525	29,180,760	144,848,308	53,007,718	76,856,511
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$928,229	$320,347	$23,078,180	$119,645,445	$44,650,378	$84,322,757

	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	PSF DFA Balanced Allocation (2)	Invesco V.I. Balanced-Risk Allocation Series II
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$751,631
EXPENSES
Mortality and expense risk	36,629,550	145,383,350	124,231,321	25,624,872	106,279	4,677,791
Administrative fees	5,501,248	21,680,752	18,110,539	3,767,947	21,077	779,684
Total Expenses	42,130,798	167,064,102	142,341,860	29,392,819	127,356	5,457,475
Net Investment Income (Loss)	(42,130,798)	(167,064,102)	(142,341,860)	(29,392,819)	(127,356)	(4,705,844)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	75,127,570	339,250,505	345,074,975	70,412,888	(7,291)	(7,127,796)
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	75,127,570	339,250,505	345,074,975	70,412,888	(7,291)	(7,127,796)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	114,670,358	543,426,091	444,234,418	99,556,652	789,545	47,359,957
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$147,667,130	$715,612,494	$646,967,533	$140,576,721	$654,898	$35,526,317

	Invesco V.I. Equity and Income Series II	Invesco V.I. Global Real Estate Series II	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Fund Class 4	American Funds IS Blue Chip Income and Growth Fund Class 4	American Funds IS Bond Fund Class 4
INVESTMENT INCOME
Dividends (1)	$384,419	$50,461	$781,828	$32,970,165	$818,519	$186,942
EXPENSES
Mortality and expense risk	220,006	32,416	552,961	25,688,329	256,657	81,154
Administrative fees	41,881	5,933	101,236	4,565,899	46,903	16,399
Total Expenses	261,887	38,349	654,197	30,254,228	303,560	97,553
Net Investment Income (Loss)	122,532	12,112	127,631	2,715,937	514,959	89,389
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(824,985)	(110,479)	(210,488)	(5,465,843)	(298,023)	(60,181)
Capital gain distributions (1)	742,999	68,428	1,773,855	53,992,231	1,607,772	24,943
Realized Gain (Loss) on Investments	(81,986)	(42,051)	1,563,367	48,526,388	1,309,749	(35,238)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,057,215	(39,978)	7,994,273	114,236,817	1,944,288	(273,015)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,097,761	($69,917)	$9,685,271	$165,479,142	$3,768,996	($218,864)

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-13

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2016

	Variable Accounts
	American Funds IS Capital Income Builder Class 4	American Funds IS Global Balanced Fund Class 4	American Funds IS Global Bond Fund Class 4	American Funds IS Global Growth and Income Fund Class 4	American Funds IS Global Growth Fund Class 4	American Funds IS Global Small Capitalization Fund Class 4
INVESTMENT INCOME
Dividends (1)	$1,701,329	$116,033	$19,510	$122,131	$280,762	$2,530
EXPENSES
Mortality and expense risk	537,932	46,003	26,216	37,636	408,003	12,894
Administrative fees	106,599	9,399	5,130	8,177	84,998	2,646
Total Expenses	644,531	55,402	31,346	45,813	493,001	15,540
Net Investment Income (Loss)	1,056,798	60,631	(11,836)	76,318	(212,239)	(13,010)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(376,841)	(30,549)	(35,950)	(16,457)	(3,206,365)	(81,329)
Capital gain distributions (1)	-	-	4,747	-	3,416,826	238,289
Realized Gain (Loss) on Investments	(376,841)	(30,549)	(31,203)	(16,457)	210,461	156,960
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	542,270	40,993	(91,827)	227,279	(715,707)	(67,413)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,222,227	$71,075	($134,866)	$287,140	($717,485)	$76,537

	American Funds IS Growth Fund Class 4	American Funds IS Growth- Income Fund Class 4	American Funds IS High-Income Bond Fund Class 4	American Funds IS International Fund Class 4	American Funds IS International Growth and Income Fund Class 4	American Funds IS Managed Risk Asset Allocation Fund Class P2
INVESTMENT INCOME
Dividends (1)	$1,447,045	$3,422,781	$506,634	$322,432	$731,796	$896,306
EXPENSES
Mortality and expense risk	2,819,327	2,965,855	57,723	218,765	272,432	801,439
Administrative fees	492,674	508,560	11,366	48,127	59,518	151,093
Total Expenses	3,312,001	3,474,415	69,089	266,892	331,950	952,532
Net Investment Income (Loss)	(1,864,956)	(51,634)	437,545	55,540	399,846	(56,226)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,862,122)	(2,891,204)	(24,231)	(1,145,657)	(960,255)	(430,333)
Capital gain distributions (1)	22,154,273	28,700,271	-	1,965,720	123,793	2,040,764
Realized Gain (Loss) on Investments	19,292,151	25,809,067	(24,231)	820,063	(836,462)	1,610,431
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,316,801	(890,150)	360,625	(299,905)	458,810	2,546,575
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,743,996	$24,867,283	$773,939	$575,698	$22,194	$4,100,780

	American Funds IS New World Fund Class 4	American Funds IS U.S. Government/ AAA- Rated Securities Fund Class 4	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I
INVESTMENT INCOME
Dividends (1)	$149,021	$548,933	$-	$24,276,193	$298,301	$344,602
EXPENSES
Mortality and expense risk	204,944	564,501	233,822	24,210,708	113,083	169,241
Administrative fees	43,819	107,754	51,568	4,063,374	22,936	32,902
Total Expenses	248,763	672,255	285,390	28,274,082	136,019	202,143
Net Investment Income (Loss)	(99,742)	(123,322)	(285,390)	(3,997,889)	162,282	142,459
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(721,522)	(241,249)	(152,949)	(30,457,481)	(88,432)	(207,198)
Capital gain distributions (1)	-	1,065,202	957,887	-	-	-
Realized Gain (Loss) on Investments	(721,522)	823,953	804,938	(30,457,481)	(88,432)	(207,198)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,560,477	(884,988)	(790,158)	81,005,817	293,223	868,435
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$739,213	($184,357)	($270,610)	$46,550,447	$367,073	$803,696

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-14

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2016

	Variable Accounts
	BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Funds Manager 60% Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Strategic Income Service Class 2
INVESTMENT INCOME
Dividends (1)	$208,268	$147,350	$773,433	$2,205,393	$307,699	$1,227,136
EXPENSES
Mortality and expense risk	112,103	88,160	1,245,804	2,218,729	3,662,372	323,236
Administrative fees	21,806	16,961	244,497	403,426	583,561	69,030
Total Expenses	133,909	105,121	1,490,301	2,622,155	4,245,933	392,266
Net Investment Income (Loss)	74,359	42,229	(716,868)	(416,762)	(3,938,234)	834,870
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(46,287)	(125,223)	(3,707,299)	(4,671,169)	-	(393,263)
Capital gain distributions (1)	-	-	8,656,201	6,965,759	-	-
Realized Gain (Loss) on Investments	(46,287)	(125,223)	4,948,902	2,294,590	-	(393,263)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	84,723	740,815	3,308,843	4,516,488	-	1,352,252
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$112,795	$657,821	$7,540,877	$6,394,316	($3,938,234)	$1,793,859

	First Trust Dorsey Wright Tactical Core Class I	First Trust/Dow Jones Dividend & Income Allocation Class I	First Trust Multi Income Allocation Class I	Franklin Founding Funds Allocation VIP Class 2	Franklin Founding Funds Allocation VIP Class 4	Franklin Income VIP Class 2
INVESTMENT INCOME
Dividends (1)	$71,594	$3,754,893	$185,833	$637,331	$12,568,806	$538,793
EXPENSES
Mortality and expense risk	83,758	3,752,241	82,091	112,815	4,190,097	124,969
Administrative fees	15,528	648,873	17,930	24,560	660,021	25,012
Total Expenses	99,286	4,401,114	100,021	137,375	4,850,118	149,981
Net Investment Income (Loss)	(27,692)	(646,221)	85,812	499,956	7,718,688	388,812
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(80,172)	(634,100)	(17,369)	(320,910)	(3,995,836)	(77,639)
Capital gain distributions (1)	73,566	9,160,178	-	539,498	11,061,906	-
Realized Gain (Loss) on Investments	(6,606)	8,526,078	(17,369)	218,588	7,066,070	(77,639)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	220,687	22,557,639	466,618	1,286,559	20,490,789	1,267,017
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$186,389	$30,437,496	$535,061	$2,005,103	$35,275,547	$1,578,190

	Franklin Mutual Global Discovery VIP Class 2	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2	Ivy VIP Asset Strategy	Ivy VIP Energy	Janus Aspen Series Balanced Service Shares
INVESTMENT INCOME
Dividends (1)	$3,249,306	$1,670,201	$-	$90,001	$19,379	$24,083,017
EXPENSES
Mortality and expense risk	1,592,676	1,296,417	853,525	167,690	174,926	13,635,945
Administrative fees	327,934	251,721	174,936	35,539	27,122	2,579,897
Total Expenses	1,920,610	1,548,138	1,028,461	203,229	202,048	16,215,842
Net Investment Income (Loss)	1,328,696	122,063	(1,028,461)	(113,228)	(182,669)	7,867,175
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(5,519,866)	(3,722,941)	(3,522,069)	(1,479,595)	(519,350)	(9,813,687)
Capital gain distributions (1)	15,407,714	14,365,265	69,606	-	-	16,660,380
Realized Gain (Loss) on Investments	9,887,848	10,642,324	(3,452,463)	(1,479,595)	(519,350)	6,846,693
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	9,831,950	5,097,958	5,855,890	964,551	5,388,151	24,513,178
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,048,494	$15,862,345	$1,374,966	($628,272)	$4,686,132	$39,227,046

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-15

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2016

	Variable Accounts
	Janus Aspen Series Flexible Bond Service Shares	JPMorgan Insurance Trust Core Bond Class 1	JPMorgan Insurance Trust Global Allocation Class 2	JPMorgan Insurance Trust Income Builder Class 2	JPMorgan Insurance Trust Mid Cap Value Class 1	JPMorgan Insurance Trust U.S. Equity Class 1
INVESTMENT INCOME
Dividends (1)	$616,137	$12,450	$115,949	$193,788	$783	$519
EXPENSES
Mortality and expense risk	288,498	5,737	36,351	54,579	1,167	651
Administrative fees	56,628	684	7,050	10,041	136	78
Total Expenses	345,126	6,421	43,401	64,620	1,303	729
Net Investment Income (Loss)	271,011	6,029	72,548	129,168	(520)	(210)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(156,514)	860	(63,897)	(40,930)	(99)	27
Capital gain distributions (1)	-	-	47	-	4,686	1,841
Realized Gain (Loss) on Investments	(156,514)	860	(63,850)	(40,930)	4,587	1,868
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	16,199	(3,258)	158,205	138,378	7,282	3,158
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$130,696	$3,631	$166,903	$226,616	$11,349	$4,816

	ClearBridge Variable Aggressive Growth - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett International Core Equity Class VC	Lord Abbett Total Return Class VC	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class
INVESTMENT INCOME
Dividends (1)	$14,480	$2,983,119	$1,537,095	$7,417,585	$8,981,853	$1,578,279
EXPENSES
Mortality and expense risk	21,652	647,886	397,986	1,973,181	3,589,903	430,462
Administrative fees	4,397	120,333	88,831	440,810	648,137	80,734
Total Expenses	26,049	768,219	486,817	2,413,991	4,238,040	511,196
Net Investment Income (Loss)	(11,569)	2,214,900	1,050,278	5,003,594	4,743,813	1,067,083
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(121,824)	(1,319,317)	(996,320)	(708,531)	(2,431,767)	(3,815,288)
Capital gain distributions (1)	190,080	-	-	1,075,566	11,088,182	1,002,406
Realized Gain (Loss) on Investments	68,256	(1,319,317)	(996,320)	367,035	8,656,415	(2,812,882)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	30,116	5,038,764	(1,488,793)	3,609,961	9,086,964	4,918,192
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$86,803	$5,934,347	($1,434,835)	$8,980,590	$22,487,192	$3,172,393

	MFS Value Series - Service Class	MFS Massachusetts Investors Growth Stock - Service Class	Neuberger Berman AMT Absolute Return Multi- Manager Class S	Oppenheimer Global Fund/VA Service Shares	Oppenheimer International Growth Fund/VA Service Shares	PIMCO All Asset All Authority - Advisor Class
INVESTMENT INCOME
Dividends (1)	$1,328,411	$262,173	$-	$8,330	$15,857	$125,040
EXPENSES
Mortality and expense risk	480,544	442,761	3,133	13,656	21,731	48,072
Administrative fees	106,313	103,188	548	2,614	4,084	9,073
Total Expenses	586,857	545,949	3,681	16,270	25,815	57,145
Net Investment Income (Loss)	741,554	(283,776)	(3,681)	(7,940)	(9,958)	67,895
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(498,452)	(548,833)	(976)	(13,057)	(38,734)	(535,339)
Capital gain distributions (1)	5,865,546	7,931,591	2,033	73,855	43,692	-
Realized Gain (Loss) on Investments	5,367,094	7,382,758	1,057	60,798	4,958	(535,339)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,614,358	(3,658,539)	3,680	42,223	(78,433)	839,223
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,723,006	$3,440,443	$1,056	$95,081	($83,433)	$371,779
(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-16

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2016

	Variable Accounts
	PIMCO Commodity- RealReturn Strategy - Advisor Class	Jennison Class II	SP International Growth Class II	SP Prudential U.S. Emerging Growth Class II	Value Class II	Schwab VIT Balanced
INVESTMENT INCOME
Dividends (1)	$64,185	$-	$-	$-	$-	$539,976
EXPENSES
Mortality and expense risk	70,709	5,837	3,594	5,683	2,269	179,443
Administrative fees	12,919	572	354	545	244	126,374
Total Expenses	83,628	6,409	3,948	6,228	2,513	305,817
Net Investment Income (Loss)	(19,443)	(6,409)	(3,948)	(6,228)	(2,513)	234,159
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,280,712)	34,038	11,845	1	22,662	(61,627)
Capital gain distributions (1)	-	-	-	-	-	15,378
Realized Gain (Loss) on Investments	(1,280,712)	34,038	11,845	1	22,662	(46,249)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,029,054	(38,963)	(22,274)	13,814	(4,467)	1,952,537
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$728,899	($11,334)	($14,377)	$7,587	$15,682	$2,140,447

	Schwab VIT Balanced with Growth	Schwab VIT Growth	State Street Total Return V.I.S. Class 3	VanEck VIP Global Hard Assets Class S
INVESTMENT INCOME
Dividends (1)	$1,493,726	$1,633,762	$7,490,151	$48,142
EXPENSES
Mortality and expense risk	426,960	427,659	5,223,652	184,114
Administrative fees	287,798	299,414	852,466	35,959
Total Expenses	714,758	727,073	6,076,118	220,073
Net Investment Income (Loss)	778,968	906,689	1,414,033	(171,931)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(275,476)	(649,222)	(2,095,417)	(2,154,653)
Capital gain distributions (1)	100,594	143,083	8,683,131	-
Realized Gain (Loss) on Investments	(174,882)	(506,139)	6,587,714	(2,154,653)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,926,176	7,917,528	13,703,370	7,647,160
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,530,262	$8,318,078	$21,705,117	$5,320,576

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-17

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Core Income (1)		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($51,677)	($9,315)	($1,797,310)	($1,525,713)	($538,529)	($463,471)
Realized gain (loss) on investments	(5,509)	(5,527)	26,049	(63,108)	(75,246)	(36,158)
Change in net unrealized appreciation (depreciation) on investments	173,706	(20,448)	6,189,372	1,091,395	3,194,508	175,369
Net Increase (Decrease) in Net Assets Resulting from Operations	116,520	(35,290)	4,418,111	(497,426)	2,580,733	(324,260)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,011,474	1,005,606	12,508,559	12,246,807	4,843,011	6,152,864
Transfers between variable and fixed accounts, net	1,774,149	1,027,638	10,858,435	20,505,736	(1,502,928)	10,672,041
Contract benefits and terminations	(465,173)	(46,090)	(12,407,355)	(13,319,273)	(4,807,510)	(4,261,139)
Contract charges and deductions	(2,104)	(31)	(296,933)	(267,808)	(17,410)	(14,318)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	68	66	-	-
Other	(203)	16	(637)	(5,479)	(5,661)	(1,321)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,318,143	1,987,139	10,662,137	19,160,049	(1,490,498)	12,548,127
NET INCREASE (DECREASE) IN NET ASSETS	3,434,663	1,951,849	15,080,248	18,662,623	1,090,235	12,223,867
NET ASSETS
Beginning of Year or Period	1,951,849	-	116,601,479	97,938,856	41,016,747	28,792,880
End of Year or Period	$5,386,512	$1,951,849	$131,681,727	$116,601,479	$42,106,982	$41,016,747

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,515,259)	($1,632,888)	($2,661,560)	($2,952,806)	($3,429,041)	($3,955,052)
Realized gain (loss) on investments	166,809	121,968	3,510,558	6,153,719	(565,864)	(1,399,287)
Change in net unrealized appreciation (depreciation) on investments	9,509,587	(1,228,811)	23,107,358	(14,100,314)	12,458,828	(6,196,292)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,161,137	(2,739,731)	23,956,356	(10,899,401)	8,463,923	(11,550,631)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,229,920	7,535,240	6,982,804	11,228,349	4,395,813	7,613,541
Transfers between variable and fixed accounts, net	13,763,028	(738,473)	16,034,693	(23,986,540)	(1,689,882)	(10,593,994)
Contract benefits and terminations	(12,037,187)	(13,082,491)	(20,710,221)	(26,103,431)	(31,049,636)	(36,013,528)
Contract charges and deductions	(216,777)	(225,196)	(443,688)	(457,509)	(394,325)	(434,335)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(710)	(5,748)	(1,591)	271	3,548	6,011
Other	(6,824)	(1,460)	(5,689)	(6)	(3,284)	(5,265)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,731,450	(6,518,128)	1,856,308	(39,318,866)	(28,737,766)	(39,427,570)
NET INCREASE (DECREASE) IN NET ASSETS	13,892,587	(9,257,859)	25,812,664	(50,218,267)	(20,273,843)	(50,978,201)
NET ASSETS
Beginning of Year	104,647,513	113,905,372	167,899,512	218,117,779	237,158,579	288,136,780
End of Year	$118,540,100	$104,647,513	$193,712,176	$167,899,512	$216,884,736	$237,158,579

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-18

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($225,778)	($266,643)	($6,373,382)	($7,109,782)	($3,316,083)	($3,313,790)
Realized gain (loss) on investments	(139,475)	(245,521)	7,998,473	6,918,994	37,343	(28,915)
Change in net unrealized appreciation (depreciation) on investments	479,159	(322,814)	5,152,527	(3,787,233)	5,129,931	890,824
Net Increase (Decrease) in Net Assets Resulting from Operations	113,906	(834,978)	6,777,618	(3,978,021)	1,851,191	(2,451,881)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	541,225	1,526,054	15,762,882	22,055,008	14,096,211	25,976,229
Transfers between variable and fixed accounts, net	(1,514,878)	299,410	(1,231,021)	(5,752,352)	23,669,631	31,028,763
Contract benefits and terminations	(1,645,715)	(2,519,127)	(60,894,561)	(62,202,922)	(39,861,577)	(31,791,299)
Contract charges and deductions	(59,163)	(68,610)	(716,461)	(751,965)	(1,841,080)	(1,709,192)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(3,884)	4,896	(3,291)	(5,460)
Other	(473)	341	(53,976)	(84,035)	(4,584)	(4,448)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,679,004)	(761,932)	(47,137,021)	(46,731,370)	(3,944,690)	23,494,593
NET INCREASE (DECREASE) IN NET ASSETS	(2,565,098)	(1,596,910)	(40,359,403)	(50,709,391)	(2,093,499)	21,042,712
NET ASSETS
Beginning of Year	16,567,266	18,164,176	456,389,626	507,099,017	309,455,423	288,412,711
End of Year	$14,002,168	$16,567,266	$416,030,223	$456,389,626	$307,361,924	$309,455,423

	Emerging Markets Debt		Comstock		Developing Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($190,907)	($177,063)	($2,005,159)	($2,237,276)	($1,083,419)	($1,407,230)
Realized gain (loss) on investments	(206,699)	(468,758)	1,627,371	(24,052)	(392,011)	(1,742,361)
Change in net unrealized appreciation (depreciation) on investments	2,122,172	(96,682)	28,648,596	(11,431,348)	(1,687,053)	(8,504,750)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,724,566	(742,503)	28,270,808	(13,692,676)	(3,162,483)	(11,654,341)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,161,699	1,204,594	4,824,303	11,542,503	2,951,925	5,473,716
Transfers between variable and fixed accounts, net	2,015,694	(675,702)	(6,238,431)	7,570,090	(4,133,469)	12,748,535
Contract benefits and terminations	(1,281,488)	(1,219,326)	(14,426,436)	(15,448,131)	(7,202,153)	(9,940,758)
Contract charges and deductions	(31,707)	(24,825)	(1,006,925)	(930,074)	(379,963)	(384,668)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(2,524)	(1,628)	496	(517)
Other	(22)	83	1,963	(3,310)	1,013	(1,424)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,864,176	(715,176)	(16,848,050)	2,729,450	(8,762,151)	7,894,884
NET INCREASE (DECREASE) IN NET ASSETS	3,588,742	(1,457,679)	11,422,758	(10,963,226)	(11,924,634)	(3,759,457)
NET ASSETS
Beginning of Year	10,762,394	12,220,073	185,376,884	196,340,110	96,302,632	100,062,089
End of Year	$14,351,136	$10,762,394	$196,799,642	$185,376,884	$84,377,998	$96,302,632

See Notes to Financial Statements	H-19

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3,095,695)	($2,974,013)	($6,776,093)	($6,249,750)	($1,511,392)	($1,474,625)
Realized gain (loss) on investments	(43,784)	34,015	(874,705)	(1,140,973)	(115,147)	(277,048)
Change in net unrealized appreciation (depreciation) on investments	26,827,495	4,725,163	57,898,746	6,391,760	2,248,713	9,068,263
Net Increase (Decrease) in Net Assets Resulting from Operations	23,688,016	1,785,165	50,247,948	(998,963)	622,174	7,316,590
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	15,090,294	18,437,891	70,860,649	82,076,288	5,921,256	9,354,567
Transfers between variable and fixed accounts, net	18,966,162	(1,158,084)	18,303,186	8,140,697	(10,779,961)	19,935,344
Contract benefits and terminations	(22,356,211)	(20,966,552)	(45,383,375)	(42,455,658)	(10,602,116)	(9,254,779)
Contract charges and deductions	(833,011)	(742,320)	(406,517)	(365,441)	(159,887)	(172,085)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1,426)	(1,077)	(2,365)	(7,856)	143	46
Other	(5,021)	3,215	(3,593)	4,766	2,552	(1,084)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	10,860,787	(4,426,927)	43,367,985	47,392,796	(15,618,013)	19,862,009
NET INCREASE (DECREASE) IN NET ASSETS	34,548,803	(2,641,762)	93,615,933	46,393,833	(14,995,839)	27,178,599
NET ASSETS
Beginning of Year	230,776,564	233,418,326	473,313,135	426,919,302	115,422,573	88,243,974
End of Year	$265,325,367	$230,776,564	$566,929,068	$473,313,135	$100,426,734	$115,422,573

	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,843,612)	($3,011,770)	($1,752,620)	($1,922,680)	($2,877,768)	($3,168,933)
Realized gain (loss) on investments	6,216,181	6,136,246	5,394,327	(885)	10,810,579	8,063,603
Change in net unrealized appreciation (depreciation) on investments	(2,334,459)	9,154,984	(5,944,212)	7,011,708	13,526,434	(14,112,280)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,038,110	12,279,460	(2,302,505)	5,088,143	21,459,245	(9,217,610)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	8,386,906	8,856,245	6,078,469	12,721,410	6,711,640	7,854,957
Transfers between variable and fixed accounts, net	(9,580,009)	8,456,933	(20,657,694)	18,210,076	(3,215,423)	4,257,622
Contract benefits and terminations	(19,651,359)	(23,148,677)	(12,374,299)	(13,856,909)	(21,017,580)	(23,337,697)
Contract charges and deductions	(195,168)	(169,863)	(189,856)	(205,859)	(251,210)	(249,142)
Adjustments to net assets allocated to contracts in payout (annuitization) period	891	(2,495)	(1,921)	(4,706)	(2,881)	(110)
Other	(7,425)	(4,730)	(3,450)	(5,709)	(3,652)	(2,408)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(21,046,164)	(6,012,587)	(27,148,751)	16,858,303	(17,779,106)	(11,476,778)
NET INCREASE (DECREASE) IN NET ASSETS	(20,008,054)	6,266,873	(29,451,256)	21,946,446	3,680,139	(20,694,388)
NET ASSETS
Beginning of Year	212,697,199	206,430,326	141,766,374	119,819,928	203,851,947	224,546,335
End of Year	$192,689,145	$212,697,199	$112,315,118	$141,766,374	$207,532,086	$203,851,947

See Notes to Financial Statements	H-20

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($409,672)	($545,119)	($3,836,318)	($4,068,621)	($2,657,690)	($2,843,549)
Realized gain (loss) on investments	1,390,115	119,015	12,052,468	15,476,452	9,990,144	2,634,659
Change in net unrealized appreciation (depreciation) on investments	949,151	(1,180,246)	18,254,804	(6,163,095)	20,588,568	334,162
Net Increase (Decrease) in Net Assets Resulting from Operations	1,929,594	(1,606,350)	26,470,954	5,244,736	27,921,022	125,272
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	690,917	2,221,355	7,155,427	8,930,283	6,261,549	7,909,746
Transfers between variable and fixed accounts, net	(4,671,290)	(7,820,763)	3,340,207	(6,960,678)	(8,558,671)	11,227,835
Contract benefits and terminations	(2,402,236)	(2,981,879)	(29,696,174)	(32,263,954)	(18,688,215)	(21,010,406)
Contract charges and deductions	(72,755)	(77,058)	(466,351)	(434,083)	(244,601)	(251,085)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	459	(4,842)	(2,718)	(1,783)
Other	(442)	(649)	(27,324)	(2,434)	(1,143)	89
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(6,455,806)	(8,658,994)	(19,693,756)	(30,735,708)	(21,233,799)	(2,125,604)
NET INCREASE (DECREASE) IN NET ASSETS	(4,526,212)	(10,265,344)	6,777,198	(25,490,972)	6,687,223	(2,000,332)
NET ASSETS
Beginning of Year	32,334,290	42,599,634	273,304,962	298,795,934	184,789,748	186,790,080
End of Year	$27,808,078	$32,334,290	$280,082,160	$273,304,962	$191,476,971	$184,789,748

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,238,719)	($2,534,644)	($1,053,273)	($1,063,168)	($554,851)	($558,461)
Realized gain (loss) on investments	914,745	(714,942)	431,184	(129,143)	136,773	241,791
Change in net unrealized appreciation (depreciation) on investments	9,699,539	(10,578,798)	10,767,478	(305,404)	10,897,283	(3,335,259)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,375,565	(13,828,384)	10,145,389	(1,497,715)	10,479,205	(3,651,929)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,402,293	14,932,127	4,990,308	8,373,553	2,817,504	2,611,234
Transfers between variable and fixed accounts, net	(6,143,378)	7,342,035	2,979,450	(102,329)	9,545,572	(570,755)
Contract benefits and terminations	(13,763,017)	(16,470,372)	(7,030,908)	(6,824,325)	(4,116,051)	(3,971,079)
Contract charges and deductions	(583,569)	(564,643)	(187,285)	(174,826)	(98,453)	(101,906)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(495)	(2,146)	62	16	33	32
Other	(1,894)	(4,656)	193	(2,527)	291	(1,753)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(14,090,060)	5,232,345	751,820	1,269,562	8,148,896	(2,034,227)
NET INCREASE (DECREASE) IN NET ASSETS	(5,714,495)	(8,596,039)	10,897,209	(228,153)	18,628,101	(5,686,156)
NET ASSETS
Beginning of Year	178,825,887	187,421,926	73,520,578	73,748,731	34,326,114	40,012,270
End of Year	$173,111,392	$178,825,887	$84,417,787	$73,520,578	$52,954,215	$34,326,114

See Notes to Financial Statements	H-21

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Small-Cap Index		Small-Cap Value		Value Advantage
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,284,729)	($2,522,830)	($1,537,259)	($1,583,835)	($197,764)	($184,035)
Realized gain (loss) on investments	5,986,897	2,624,313	2,094,838	3,435,435	(66,121)	63,909
Change in net unrealized appreciation (depreciation) on investments	25,013,610	(11,125,230)	27,361,727	(8,160,207)	2,709,802	(657,685)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,715,778	(11,023,747)	27,919,306	(6,308,607)	2,445,917	(777,811)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	8,548,777	13,092,068	6,045,214	7,178,498	2,019,159	4,861,735
Transfers between variable and fixed accounts, net	(810,382)	2,500,821	6,345,607	(1,176,493)	7,034,871	(5,258,661)
Contract benefits and terminations	(15,200,668)	(17,584,679)	(9,636,946)	(12,292,547)	(586,450)	(830,284)
Contract charges and deductions	(210,255)	(216,367)	(241,117)	(233,893)	(16,615)	(12,346)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(85)	1,061	(980)	921	-	-
Other	(10,346)	37	(9)	260	(377)	1,537
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(7,682,959)	(2,207,059)	2,511,769	(6,523,254)	8,450,588	(1,238,019)
NET INCREASE (DECREASE) IN NET ASSETS	21,032,819	(13,230,806)	30,431,075	(12,831,861)	10,896,505	(2,015,830)
NET ASSETS
Beginning of Year	160,293,067	173,523,873	101,059,861	113,891,722	13,703,933	15,719,763
End of Year	$181,325,886	$160,293,067	$131,490,936	$101,059,861	$24,600,438	$13,703,933

	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,259,332)	($2,577,601)	($3,064,788)	($3,499,032)	($586,645)	($638,319)
Realized gain (loss) on investments	7,954,840	(757,990)	(677,682)	(1,308,874)	570,415	48,704
Change in net unrealized appreciation (depreciation) on investments	2,391,526	(26,160,316)	447,385	(912,908)	645,315	2,465,715
Net Increase (Decrease) in Net Assets Resulting from Operations	8,087,034	(29,495,907)	(3,295,085)	(5,720,814)	629,085	1,876,100
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,518,589	11,417,709	5,793,176	15,649,497	1,590,480	2,921,707
Transfers between variable and fixed accounts, net	(3,068,230)	9,029,236	2,844,791	21,255,558	(5,996,654)	7,194,790
Contract benefits and terminations	(14,906,291)	(19,886,632)	(20,709,444)	(22,531,078)	(3,483,544)	(3,781,810)
Contract charges and deductions	(419,756)	(447,832)	(1,130,505)	(1,090,007)	(143,742)	(144,890)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1,136)	(3,186)	(3,964)	(798)	147	(570)
Other	(2,285)	(4,566)	(12,420)	(2,391)	(578)	(2,806)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(12,879,109)	104,729	(13,218,366)	13,280,781	(8,033,891)	6,186,421
NET INCREASE (DECREASE) IN NET ASSETS	(4,792,075)	(29,391,178)	(16,513,451)	7,559,967	(7,404,806)	8,062,521
NET ASSETS
Beginning of Year	162,136,807	191,527,985	258,982,186	251,422,219	46,189,477	38,126,956
End of Year	$157,344,732	$162,136,807	$242,468,735	$258,982,186	$38,784,671	$46,189,477

See Notes to Financial Statements	H-22

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015
	International Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,647,067)	($1,942,519)	($3,669,957)	($4,270,833)	($2,469,769)	($2,650,995)
Realized gain (loss) on investments	2,247,125	1,132,719	3,995,163	(1,968,151)	10,522,214	13,110,484
Change in net unrealized appreciation (depreciation) on investments	1,049,729	(4,133,326)	(21,960,809)	24,558,924	(28,995)	(10,617,027)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,649,787	(4,943,126)	(21,635,603)	18,319,940	8,023,450	(157,538)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,009,790	5,280,581	13,844,056	36,320,029	5,818,301	10,834,540
Transfers between variable and fixed accounts, net	(199,701)	6,896,886	(32,352,758)	19,761,653	(3,637,116)	(19,622,100)
Contract benefits and terminations	(12,434,842)	(14,257,130)	(22,242,649)	(26,113,879)	(15,981,515)	(18,247,880)
Contract charges and deductions	(268,562)	(286,450)	(400,618)	(436,775)	(363,533)	(382,345)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(38)	(1,954)	(608)	(3,376)	6,215	5,490
Other	(7,158)	112	4,319	(8,550)	(2,569)	(25,586)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(9,900,511)	(2,367,955)	(41,148,258)	29,519,102	(14,160,217)	(27,437,881)
NET INCREASE (DECREASE) IN NET ASSETS	(8,250,724)	(7,311,081)	(62,783,861)	47,839,042	(6,136,767)	(27,595,419)
NET ASSETS
Beginning of Year	124,962,971	132,274,052	294,158,776	246,319,734	170,895,322	198,490,741
End of Year	$116,712,247	$124,962,971	$231,374,915	$294,158,776	$164,758,555	$170,895,322

	Technology		Currency Strategies		Diversified Alternatives (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,006,592)	($1,141,870)	($54,743)	($48,907)	($4,706)	($46)
Realized gain (loss) on investments	(729,445)	(567,120)	(22,545)	(43,886)	(202)	-
Change in net unrealized appreciation (depreciation) on investments	(4,189,192)	(2,118,256)	170,454	50,242	23,254	(131)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,925,229)	(3,827,246)	93,166	(42,551)	18,346	(177)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,523,828	10,950,040	413,603	523,090	269,520	895
Transfers between variable and fixed accounts, net	(1,502,964)	5,925,279	810,971	(569,117)	489,745	24,766
Contract benefits and terminations	(5,992,935)	(7,571,807)	(403,596)	(356,331)	(7,271)	(25)
Contract charges and deductions	(179,861)	(206,931)	(1,949)	(1,291)	(26)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	(709)	67	-	-	-	-
Other	462	(3,525)	(1)	(45)	(35)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,152,179)	9,093,123	819,028	(403,694)	751,933	25,634
NET INCREASE (DECREASE) IN NET ASSETS	(10,077,408)	5,265,877	912,194	(446,245)	770,279	25,457
NET ASSETS
Beginning of Year or Period	76,611,922	71,346,045	3,272,258	3,718,503	25,457	-
End of Year or Period	$66,534,514	$76,611,922	$4,184,452	$3,272,258	$795,736	$25,457

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-23

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Equity Long/Short (1)		Global Absolute Return		Pacific Dynamix - Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($124,772)	($20,801)	($128,964)	($124,718)	($5,720,088)	($5,321,421)
Realized gain (loss) on investments	(65,621)	(7,762)	11,786	(21,421)	(382,492)	(411,424)
Change in net unrealized appreciation (depreciation) on investments	1,118,622	361,682	437,525	244,675	29,180,760	(4,091,046)
Net Increase (Decrease) in Net Assets Resulting from Operations	928,229	333,119	320,347	98,536	23,078,180	(9,823,891)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,166,939	1,334,561	521,298	1,947,188	43,582,833	47,690,051
Transfers between variable and fixed accounts, net	2,607,060	5,488,732	523,034	668,981	38,519,538	16,166,003
Contract benefits and terminations	(803,376)	(194,082)	(1,203,571)	(1,216,403)	(39,469,556)	(39,573,230)
Contract charges and deductions	(2,961)	(473)	(2,236)	(2,365)	(2,680,966)	(2,441,717)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	(3,102)	-	-
Other	(1,286)	(115)	(1,051)	16	(10,445)	5,972
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,966,376	6,628,623	(162,526)	1,394,315	39,941,404	21,847,079
NET INCREASE (DECREASE) IN NET ASSETS	4,894,605	6,961,742	157,821	1,492,851	63,019,584	12,023,188
NET ASSETS
Beginning of Year or Period	6,961,742	-	9,964,329	8,471,478	401,332,027	389,308,839
End of Year or Period	$11,856,347	$6,961,742	$10,122,150	$9,964,329	$464,351,611	$401,332,027

	Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth		Portfolio Optimization Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($22,029,014)	($20,576,124)	($7,018,724)	($6,870,271)	($29,689,995)	($31,570,355)
Realized gain (loss) on investments	(3,173,849)	(2,200,597)	(1,338,616)	(1,602,363)	37,156,241	39,879,785
Change in net unrealized appreciation (depreciation) on investments	144,848,308	(30,812,892)	53,007,718	(12,495,927)	76,856,511	(35,607,169)
Net Increase (Decrease) in Net Assets Resulting from Operations	119,645,445	(53,589,613)	44,650,378	(20,968,561)	84,322,757	(27,297,739)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	149,875,952	231,131,161	28,905,249	62,405,017	32,482,975	40,881,137
Transfers between variable and fixed accounts, net	75,130,456	118,580,929	17,254,670	44,397,329	113,221,811	60,334,774
Contract benefits and terminations	(121,007,289)	(91,564,645)	(51,229,020)	(40,916,029)	(326,302,414)	(340,148,177)
Contract charges and deductions	(13,158,129)	(11,469,730)	(3,001,985)	(2,930,219)	(13,951,683)	(14,102,577)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	7,484	7,099
Other	16,368	(6,825)	9,008	(3,795)	(22,751)	(24,793)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	90,857,358	246,670,890	(8,062,078)	62,952,303	(194,564,578)	(253,052,537)
NET INCREASE (DECREASE) IN NET ASSETS	210,502,803	193,081,277	36,588,300	41,983,742	(110,241,821)	(280,350,276)
NET ASSETS
Beginning of Year	1,647,867,563	1,454,786,286	522,517,660	480,533,918	1,983,939,781	2,264,290,057
End of Year	$1,858,370,366	$1,647,867,563	$559,105,960	$522,517,660	$1,873,697,960	$1,983,939,781

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-24

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year/Period Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Portfolio Optimization Moderate-Conservative		Portfolio Optimization Moderate		Portfolio Optimization Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($42,130,798)	($48,158,865)	($167,064,102)	($189,865,654)	($142,341,860)	($162,410,629)
Realized gain (loss) on investments	75,127,570	85,395,263	339,250,505	406,244,858	345,074,975	373,889,694
Change in net unrealized appreciation (depreciation) on investments	114,670,358	(91,918,811)	543,426,091	(429,126,169)	444,234,418	(387,347,118)
Net Increase (Decrease) in Net Assets Resulting from Operations	147,667,130	(54,682,413)	715,612,494	(212,746,965)	646,967,533	(175,868,053)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	46,333,529	71,655,554	164,025,658	249,376,724	77,885,053	107,553,660
Transfers between variable and fixed accounts, net	(21,667,398)	(73,985,470)	(125,753,552)	(289,935,056)	(232,194,589)	(102,966,512)
Contract benefits and terminations	(361,816,302)	(391,751,095)	(1,267,575,857)	(1,528,959,311)	(952,871,376)	(1,226,864,107)
Contract charges and deductions	(18,735,457)	(20,296,149)	(80,815,810)	(86,155,220)	(69,726,226)	(75,199,475)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(23,958)	11,294	(8,940)	(33,277)	(40,472)	8,264
Other	(4,978)	(32,084)	(73,943)	(135,710)	(58,440)	59,667
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(355,914,564)	(414,397,950)	(1,310,202,444)	(1,655,841,850)	(1,177,006,050)	(1,297,408,503)
NET INCREASE (DECREASE) IN NET ASSETS	(208,247,434)	(469,080,363)	(594,589,950)	(1,868,588,815)	(530,038,517)	(1,473,276,556)
NET ASSETS
Beginning of Year	3,047,900,125	3,516,980,488	11,871,745,564	13,740,334,379	9,892,294,042	11,365,570,598
End of Year	$2,839,652,691	$3,047,900,125	$11,277,155,614	$11,871,745,564	$9,362,255,525	$9,892,294,042

	Portfolio Optimization Aggressive-Growth		PSF DFA Balanced Allocation (1)		Invesco V.I. Balanced-Risk Allocation Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($29,392,819)	($33,802,526)	($127,356)		($4,705,844)	$9,177,644
Realized gain (loss) on investments	70,412,888	80,169,428	(7,291)		(7,127,796)	28,462,463
Change in net unrealized appreciation (depreciation) on investments	99,556,652	(94,841,763)	789,545		47,359,957	(60,382,759)
Net Increase (Decrease) in Net Assets Resulting from Operations	140,576,721	(48,474,861)	654,898		35,526,317	(22,742,652)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	23,089,709	32,988,113	16,870,622		18,508,775	19,843,376
Transfers between variable and fixed accounts, net	(69,032,235)	(19,528,179)	14,690,380		38,667,246	(7,062,058)
Contract benefits and terminations	(170,160,470)	(256,952,703)	(335,807)		(38,494,488)	(40,222,907)
Contract charges and deductions	(12,420,897)	(13,393,203)	(55,663)		(3,142,850)	(3,097,372)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(6,883)	-	-		82	78
Other	(27,632)	(16,413)	(2,106)		(8,757)	(6,138)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(228,558,408)	(256,902,385)	31,167,426		15,530,008	(30,545,021)
NET INCREASE (DECREASE) IN NET ASSETS	(87,981,687)	(305,377,246)	31,822,324		51,056,325	(53,287,673)
NET ASSETS
Beginning of Year or Period	2,023,332,419	2,328,709,665	-		360,382,294	413,669,967
End of Year or Period	$1,935,350,732	$2,023,332,419	$31,822,324		$411,438,619	$360,382,294

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-25

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Period Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015
	Invesco V.I. Equity and Income Series II		Invesco V.I. Global Real Estate Series II (1)		American Century VP Mid Cap Value Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$122,532	$217,395	$12,112	$31,687	$127,631	$49,773
Realized gain (loss) on investments	(81,986)	1,309,053	(42,051)	(27,298)	1,563,367	1,078,540
Change in net unrealized appreciation (depreciation) on investments	3,057,215	(2,186,811)	(39,978)	(27,318)	7,994,273	(2,004,905)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,097,761	(660,363)	(69,917)	(22,929)	9,685,271	(876,592)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,046,821	7,554,049	964,213	846,864	8,698,592	8,101,481
Transfers between variable and fixed accounts, net	10,073,227	6,391,449	1,128,796	1,039,636	27,633,266	(4,670,374)
Contract benefits and terminations	(1,442,156)	(757,797)	(122,150)	(29,351)	(4,800,175)	(3,228,096)
Contract charges and deductions	(33,212)	(11,194)	(1,058)	(72)	(20,908)	(12,208)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(534)	13
Other	(990)	(628)	862	(331)	(4,482)	(625)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	12,643,690	13,175,879	1,970,663	1,856,746	31,505,759	190,191
NET INCREASE (DECREASE) IN NET ASSETS	15,741,451	12,515,516	1,900,746	1,833,817	41,191,030	(686,401)
NET ASSETS
Beginning of Year or Period	18,778,909	6,263,393	1,833,817	-	31,422,843	32,109,244
End of Year or Period	$34,520,360	$18,778,909	$3,734,563	$1,833,817	$72,613,873	$31,422,843

	American Funds IS Asset Allocation Fund Class 4		American Funds IS Blue Chip Income and Growth Fund Class 4 (1)		American Funds IS Bond Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,715,937	$26,865,401	$514,959	$20,737	$89,389	$7,304
Realized gain (loss) on investments	48,526,388	173,355	1,309,749	(2,431)	(35,238)	(18)
Change in net unrealized appreciation (depreciation) on investments	114,236,817	(63,834,813)	1,944,288	(42,865)	(273,015)	(10,687)
Net Increase (Decrease) in Net Assets Resulting from Operations	165,479,142	(36,796,057)	3,768,996	(24,559)	(218,864)	(3,401)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	162,953,386	66,205,235	14,498,867	585,475	7,198,929	505,960
Transfers between variable and fixed accounts, net	181,985,622	2,121,769,827	32,955,467	1,686,496	8,536,758	378,244
Contract benefits and terminations	(164,653,197)	(31,049,458)	(1,785,914)	(6,511)	(1,423,531)	(2,772)
Contract charges and deductions	(17,837,203)	(3,167,092)	(16,077)	(66)	(9,505)	(12)
Adjustments to net assets allocated to contracts in payout (annuitization) period	73	-	-	-	-	-
Other	(2,215)	(247,200)	(15,517)	(102)	415	(46)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	162,446,466	2,153,511,312	45,636,826	2,265,292	14,303,066	881,374
NET INCREASE (DECREASE) IN NET ASSETS	327,925,608	2,116,715,255	49,405,822	2,240,733	14,084,202	877,973
NET ASSETS
Beginning of Year or Period	2,129,508,180	12,792,925	2,240,733	-	877,973	-
End of Year or Period	$2,457,433,788	$2,129,508,180	$51,646,555	$2,240,733	$14,962,175	$877,973
(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-26

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Period Ended December 31, 2015
	American Funds IS Capital Income Builder Class 4		American Funds IS Global Balanced Fund Class 4 (1)		American Funds IS Global Bond Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,056,798	$485,770	$60,631	$4,059	($11,836)	($226)
Realized gain (loss) on investments	(376,841)	(247,380)	(30,549)	3,871	(31,203)	(40)
Change in net unrealized appreciation (depreciation) on investments	542,270	(1,758,672)	40,993	(12,257)	(91,827)	(1,199)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,222,227	(1,520,282)	71,075	(4,327)	(134,866)	(1,465)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	10,413,388	16,209,913	4,837,109	527,048	2,147,099	96,727
Transfers between variable and fixed accounts, net	10,969,809	15,709,789	4,138,456	116,897	2,147,691	222,033
Contract benefits and terminations	(2,577,179)	(2,807,623)	(424,374)	(1,361)	(180,489)	(330)
Contract charges and deductions	(84,756)	(67,603)	(7,181)	(3)	(1,868)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(2,210)	(1,750)	(413)	(30)	(144)	(9)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	18,719,052	29,042,726	8,543,597	642,551	4,112,289	318,421
NET INCREASE (DECREASE) IN NET ASSETS	19,941,279	27,522,444	8,614,672	638,224	3,977,423	316,956
NET ASSETS
Beginning of Year or Period	44,441,584	16,919,140	638,224	-	316,956	-
End of Year or Period	$64,382,863	$44,441,584	$9,252,896	$638,224	$4,294,379	$316,956

	American Funds IS Global Growth and Income Fund Class 4 (1)		American Funds IS Global Growth Fund Class 4		American Funds IS Global Small Capitalization Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$76,318	$4,797	($212,239)	$48,684	($13,010)	($504)
Realized gain (loss) on investments	(16,457)	(46,212)	210,461	2,158,209	156,960	(39)
Change in net unrealized appreciation (depreciation) on investments	227,279	(9,230)	(715,707)	(1,720,127)	(67,413)	(7,314)
Net Increase (Decrease) in Net Assets Resulting from Operations	287,140	(50,645)	(717,485)	486,766	76,537	(7,857)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,074,397	562,067	5,754,550	12,090,490	1,168,544	292,619
Transfers between variable and fixed accounts, net	2,916,241	192,470	(9,123,851)	21,164,181	977,708	192,534
Contract benefits and terminations	(120,847)	(9,974)	(2,341,769)	(2,501,759)	(15,443)	(1,057)
Contract charges and deductions	(4,312)	(25)	(35,312)	(18,956)	(2,800)	(8)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	607	(39)	(11)	(3,917)	(4,133)	(22)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	6,866,086	744,499	(5,746,393)	30,730,039	2,123,876	484,066
NET INCREASE (DECREASE) IN NET ASSETS	7,153,226	693,854	(6,463,878)	31,216,805	2,200,413	476,209
NET ASSETS
Beginning of Year or Period	693,854	-	46,345,794	15,128,989	476,209	-
End of Year or Period	$7,847,080	$693,854	$39,881,916	$46,345,794	$2,676,622	$476,209

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-27

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015
	American Funds IS Growth Fund Class 4		American Funds IS Growth-Income Fund Class 4		American Funds IS High- Income Bond Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,864,956)	$1,087,263	($51,634)	$2,550,038	$437,545	$17,002
Realized gain (loss) on investments	19,292,151	492,393	25,809,067	657,187	(24,231)	(307)
Change in net unrealized appreciation (depreciation) on investments	1,316,801	(3,240,017)	(890,150)	(8,052,378)	360,625	(26,876)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,743,996	(1,660,361)	24,867,283	(4,845,153)	773,939	(10,181)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	22,024,710	10,650,705	18,912,256	12,058,599	3,806,967	335,444
Transfers between variable and fixed accounts, net	(6,416,222)	238,784,759	7,633,137	241,736,829	6,411,873	177,013
Contract benefits and terminations	(20,039,804)	(3,699,772)	(22,244,663)	(4,612,268)	(625,278)	(533)
Contract charges and deductions	(387,806)	(109,864)	(382,070)	(110,813)	(2,842)	(14)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(4,746)	106	(4,345)	147	-	-
Other	(13,177)	(31,626)	(16,030)	(28,053)	(1,370)	(17)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,837,045)	245,594,308	3,898,285	249,044,441	9,589,350	511,893
NET INCREASE (DECREASE) IN NET ASSETS	13,906,951	243,933,947	28,765,568	244,199,288	10,363,289	501,712
NET ASSETS
Beginning of Year or Period	247,895,016	3,961,069	252,300,825	8,101,537	501,712	-
End of Year or Period	$261,801,967	$247,895,016	$281,066,393	$252,300,825	$10,865,001	$501,712

	American Funds IS International Fund Class 4		American Funds IS International Growth and Income Fund Class 4		American Funds IS Managed Risk Asset Allocation Fund Class P2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$55,540	$108,005	$399,846	$267,744	($56,226)	$49,819
Realized gain (loss) on investments	820,063	469,035	(836,462)	(89,642)	1,610,431	525,222
Change in net unrealized appreciation (depreciation) on investments	(299,905)	(2,333,288)	458,810	(2,395,245)	2,546,575	(1,898,414)
Net Increase (Decrease) in Net Assets Resulting from Operations	575,698	(1,756,248)	22,194	(2,217,143)	4,100,780	(1,323,373)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,558,089	8,491,573	2,739,661	8,181,385	10,769,601	13,648,648
Transfers between variable and fixed accounts, net	2,092,102	5,217,369	2,068,379	4,768,108	10,840,294	18,655,207
Contract benefits and terminations	(1,174,686)	(566,019)	(1,571,241)	(1,497,245)	(3,768,954)	(2,169,196)
Contract charges and deductions	(20,017)	(9,576)	(33,007)	(20,206)	(492,263)	(244,858)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	40	97
Other	3,285	(1,290)	(149)	(447)	(5,185)	1,681
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,458,773	13,132,057	3,203,643	11,431,595	17,343,533	29,891,579
NET INCREASE (DECREASE) IN NET ASSETS	6,034,471	11,375,809	3,225,837	9,214,452	21,444,313	28,568,206
NET ASSETS
Beginning of Year	20,168,895	8,793,086	26,968,403	17,753,951	58,653,909	30,085,703
End of Year	$26,203,366	$20,168,895	$30,194,240	$26,968,403	$80,098,222	$58,653,909

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-28

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	American Funds IS New World Fund Class 4		American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4		BlackRock Capital Appreciation V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($99,742)	($100,975)	($123,322)	$204,900	($285,390)	($311,491)
Realized gain (loss) on investments	(721,522)	225,654	823,953	(20,053)	804,938	2,908,526
Change in net unrealized appreciation (depreciation) on investments	1,560,477	(1,168,164)	(884,988)	(374,231)	(790,158)	(449,937)
Net Increase (Decrease) in Net Assets Resulting from Operations	739,213	(1,043,485)	(184,357)	(189,384)	(270,610)	2,147,098
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,921,658	6,289,605	5,961,411	7,639,380	636,265	1,242,911
Transfers between variable and fixed accounts, net	2,659,052	2,712,144	12,279,859	17,624,525	384,178	(2,863,346)
Contract benefits and terminations	(522,997)	(775,289)	(9,090,153)	(7,251,245)	(1,928,464)	(2,240,676)
Contract charges and deductions	(18,431)	(12,779)	(37,320)	(12,221)	(421,244)	(422,215)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(4,412)	(988)	(802)	(2,525)	(2,472)	(71)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,034,870	8,212,693	9,112,995	17,997,914	(1,331,737)	(4,283,397)
NET INCREASE (DECREASE) IN NET ASSETS	5,774,083	7,169,208	8,928,638	17,808,530	(1,602,347)	(2,136,299)
NET ASSETS
Beginning of Year	18,559,906	11,390,698	38,059,278	20,250,748	35,964,436	38,100,735
End of Year	$24,333,989	$18,559,906	$46,987,916	$38,059,278	$34,362,089	$35,964,436

	BlackRock Global Allocation V.I. Class III		BlackRock iShares Alternative Strategies V.I. Class I		BlackRock iShares Dynamic Allocation V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3,997,889)	($8,158,520)	$162,282	$157,003	$142,459	$123,057
Realized gain (loss) on investments	(30,457,481)	115,299,413	(88,432)	(104,334)	(207,198)	(64,837)
Change in net unrealized appreciation (depreciation) on investments	81,005,817	(160,155,018)	293,223	(362,270)	868,435	(825,176)
Net Increase (Decrease) in Net Assets Resulting from Operations	46,550,447	(53,014,125)	367,073	(309,601)	803,696	(766,956)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	55,101,499	114,485,330	867,544	2,636,159	1,864,989	7,200,484
Transfers between variable and fixed accounts, net	(107,339,896)	26,558,698	1,852,349	2,060,968	1,989,246	2,113,751
Contract benefits and terminations	(182,555,515)	(206,017,407)	(543,509)	(306,732)	(1,674,740)	(347,410)
Contract charges and deductions	(18,876,094)	(19,519,041)	(2,891)	(1,662)	(16,426)	(1,660)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(2,246)	(22,390)	-	-	-	-
Other	(8,914)	(12,364)	184	(783)	(56)	(1,707)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(253,681,166)	(84,527,174)	2,173,677	4,387,950	2,163,013	8,963,458
NET INCREASE (DECREASE) IN NET ASSETS	(207,130,719)	(137,541,299)	2,540,750	4,078,349	2,966,709	8,196,502
NET ASSETS
Beginning of Year	2,182,139,434	2,319,680,733	8,400,718	4,322,369	13,285,959	5,089,457
End of Year	$1,975,008,715	$2,182,139,434	$10,941,468	$8,400,718	$16,252,668	$13,285,959

See Notes to Financial Statements	H-29

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	BlackRock iShares Dynamic Fixed Income V.I. Class I		BlackRock iShares Equity Appreciation V.I. Class I		Fidelity VIP Contrafund Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$74,359	$66,731	$42,229	$46,040	($716,868)	($342,309)
Realized gain (loss) on investments	(46,287)	(19,188)	(125,223)	(102,682)	4,948,902	6,241,855
Change in net unrealized appreciation (depreciation) on investments	84,723	(257,843)	740,815	(505,523)	3,308,843	(7,311,948)
Net Increase (Decrease) in Net Assets Resulting from Operations	112,795	(210,300)	657,821	(562,165)	7,540,877	(1,412,402)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,832,552	2,781,923	583,030	2,722,874	13,957,001	27,847,861
Transfers between variable and fixed accounts, net	1,806,500	2,687,593	1,878,227	1,199,901	4,041,868	18,590,663
Contract benefits and terminations	(719,001)	(384,193)	(256,432)	(220,710)	(7,487,326)	(5,949,368)
Contract charges and deductions	(1,297)	(742)	(2,737)	(1,965)	(69,922)	(46,405)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	34	(210)	261	(1,630)	(751)	(5,598)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,918,788	5,084,371	2,202,349	3,698,470	10,440,870	40,437,153
NET INCREASE (DECREASE) IN NET ASSETS	3,031,583	4,874,071	2,860,170	3,136,305	17,981,747	39,024,751
NET ASSETS
Beginning of Year	7,949,852	3,075,781	6,367,633	3,231,328	111,244,172	72,219,421
End of Year	$10,981,435	$7,949,852	$9,227,803	$6,367,633	$129,225,919	$111,244,172

	Fidelity VIP FundsManager 60% Service Class 2		Fidelity VIP Government Money Market Service Class		Fidelity VIP Strategic Income Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($416,762)	($320,352)	($3,938,234)	($3,806,075)	$834,870	$452,493
Realized gain (loss) on investments	2,294,590	8,296,574	-	-	(393,263)	(472,458)
Change in net unrealized appreciation (depreciation) on investments	4,516,488	(11,254,524)	-	-	1,352,252	(1,022,694)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,394,316	(3,278,302)	(3,938,234)	(3,806,075)	1,793,859	(1,042,659)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	21,071,125	27,767,625	42,371,273	65,731,221	5,950,917	10,943,884
Transfers between variable and fixed accounts, net	(17,334,185)	64,841,168	150,224,304	213,969,209	3,612,143	4,350,252
Contract benefits and terminations	(14,925,876)	(12,865,082)	(207,572,261)	(217,729,540)	(2,465,027)	(3,636,366)
Contract charges and deductions	(1,677,296)	(1,296,607)	(269,115)	(264,897)	(16,360)	(10,149)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(4,314)	(7,311)	-	-
Other	(804)	(416)	(37,761)	(26,644)	294	(1,398)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(12,867,036)	78,446,688	(15,287,874)	61,672,038	7,081,967	11,646,223
NET INCREASE (DECREASE) IN NET ASSETS	(6,472,720)	75,168,386	(19,226,108)	57,865,963	8,875,826	10,603,564
NET ASSETS
Beginning of Year	204,808,381	129,639,995	300,809,271	242,943,308	27,942,914	17,339,350
End of Year	$198,335,661	$204,808,381	$281,583,163	$300,809,271	$36,818,740	$27,942,914

See Notes to Financial Statements	H-30

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015
	First Trust Dorsey Wright Tactical Core Class I (1)		First Trust/Dow Jones Dividend & Income Allocation Class I		First Trust Multi Income Allocation Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($27,692)	($4,506)	($646,221)	$1,517,336	$85,812	$39,969
Realized gain (loss) on investments	(6,606)	(93)	8,526,078	2,169,166	(17,369)	(87,230)
Change in net unrealized appreciation (depreciation) on investments	220,687	(31,080)	22,557,639	(7,255,025)	466,618	(304,803)
Net Increase (Decrease) in Net Assets Resulting from Operations	186,389	(35,679)	30,437,496	(3,568,523)	535,061	(352,064)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,945,938	257,880	35,851,828	27,442,141	1,205,976	2,309,818
Transfers between variable and fixed accounts, net	451,256	4,562,726	225,249,576	30,299,869	1,260,566	90,971
Contract benefits and terminations	(552,358)	(460)	(31,048,672)	(24,689,657)	(225,977)	(401,531)
Contract charges and deductions	(2,589)	(5)	(2,800,328)	(1,736,969)	(1,440)	(8,062)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(7,099)	(184)	(31,735)	2,041	165	1,211
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,835,148	4,819,957	227,220,669	31,317,425	2,239,290	1,992,407
NET INCREASE (DECREASE) IN NET ASSETS	3,021,537	4,784,278	257,658,165	27,748,902	2,774,351	1,640,343
NET ASSETS
Beginning of Year or Period	4,784,278	-	203,392,624	175,643,722	6,394,002	4,753,659
End of Year or Period	$7,805,815	$4,784,278	$461,050,789	$203,392,624	$9,168,353	$6,394,002

	Franklin Founding Funds Allocation VIP Class 2		Franklin Founding Funds Allocation VIP Class 4		Franklin Income VIP Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$499,956	$242,432	$7,718,688	$5,510,385	$388,812	$31,221
Realized gain (loss) on investments	218,588	(62,771)	7,066,070	(1,315,069)	(77,639)	(286,085)
Change in net unrealized appreciation (depreciation) on investments	1,286,559	(1,207,236)	20,490,789	(35,585,025)	1,267,017	(188,793)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,005,103	(1,027,575)	35,275,547	(31,389,709)	1,578,190	(443,657)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,679,144	4,513,916	5,737,259	11,333,509	7,687,775	5,116,247
Transfers between variable and fixed accounts, net	1,055,324	2,010,405	(23,062,087)	(32,495,194)	6,222,535	1,761,478
Contract benefits and terminations	(1,075,216)	(438,663)	(36,940,463)	(46,128,490)	(476,802)	(323,459)
Contract charges and deductions	(83,863)	(62,223)	(2,880,609)	(3,304,203)	(4,089)	(6,500)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(46)	(74)	5,887	628	86	(122)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,575,343	6,023,361	(57,140,013)	(70,593,750)	13,429,505	6,547,644
NET INCREASE (DECREASE) IN NET ASSETS	3,580,446	4,995,786	(21,864,466)	(101,983,459)	15,007,695	6,103,987
NET ASSETS
Beginning of Year or Period	15,194,921	10,199,135	361,612,095	463,595,554	6,103,987	-
End of Year or Period	$18,775,367	$15,194,921	$339,747,629	$361,612,095	$21,111,682	$6,103,987

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-31

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Franklin Mutual Global Discovery VIP Class 2		Franklin Rising Dividends VIP Class 2		Templeton Global Bond VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,328,696	$3,529,310	$122,063	$122,210	($1,028,461)	$4,959,217
Realized gain (loss) on investments	9,887,848	9,366,496	10,642,324	7,866,059	(3,452,463)	(1,644,157)
Change in net unrealized appreciation (depreciation) on investments	9,831,950	(22,235,688)	5,097,958	(12,808,267)	5,855,890	(7,914,635)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,048,494	(9,339,882)	15,862,345	(4,819,998)	1,374,966	(4,599,575)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	8,515,485	24,266,654	11,172,058	19,737,739	4,143,792	18,489,558
Transfers between variable and fixed accounts, net	4,180,201	20,081,169	25,506,629	8,940,758	3,310,595	10,459,558
Contract benefits and terminations	(12,799,322)	(8,991,040)	(11,499,518)	(5,626,569)	(6,339,094)	(5,290,066)
Contract charges and deductions	(1,243,893)	(1,095,464)	(92,177)	(59,765)	(113,907)	(94,291)
Adjustments to net assets allocated to contracts in payout (annuitization) period	126	(1,303)	-	-	77	125
Other	(471)	(3,368)	(6,138)	(6,020)	(1,766)	(3,072)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,347,874)	34,256,648	25,080,854	22,986,143	999,697	23,561,812
NET INCREASE (DECREASE) IN NET ASSETS	19,700,620	24,916,766	40,943,199	18,166,145	2,374,663	18,962,237
NET ASSETS
Beginning of Year	186,588,831	161,672,065	99,803,464	81,637,319	83,842,346	64,880,109
End of Year	$206,289,451	$186,588,831	$140,746,663	$99,803,464	$86,217,009	$83,842,346

	Ivy VIP Asset Strategy		Ivy VIP Energy (1)		Janus Aspen Series Balanced Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($113,228)	($139,975)	($182,669)	($18,919)	$7,867,175	$914,771
Realized gain (loss) on investments	(1,479,595)	1,895,519	(519,350)	(116,895)	6,846,693	27,220,820
Change in net unrealized appreciation (depreciation) on investments	964,551	(3,424,954)	5,388,151	(619,781)	24,513,178	(41,758,456)
Net Increase (Decrease) in Net Assets Resulting from Operations	(628,272)	(1,669,410)	4,686,132	(755,595)	39,227,046	(13,622,865)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,184,182	6,062,971	3,482,808	1,534,499	188,028,301	265,504,912
Transfers between variable and fixed accounts, net	(766,859)	2,805,109	14,391,668	3,852,310	75,175,431	397,487,092
Contract benefits and terminations	(1,050,848)	(697,861)	(1,231,794)	(97,984)	(88,629,894)	(81,834,595)
Contract charges and deductions	(2,530)	(3,255)	(2,747)	(218)	(8,207,905)	(6,183,017)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	148	157
Other	(1,343)	(377)	(5,191)	(260)	(3,588)	(45,983)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(637,398)	8,166,587	16,634,744	5,288,347	166,362,493	574,928,566
NET INCREASE (DECREASE) IN NET ASSETS	(1,265,670)	6,497,177	21,320,876	4,532,752	205,589,539	561,305,701
NET ASSETS
Beginning of Year or Period	16,667,679	10,170,502	4,532,752	-	1,116,940,950	555,635,249
End of Year or Period	$15,402,009	$16,667,679	$25,853,628	$4,532,752	$1,322,530,489	$1,116,940,950

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-32

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015
	Janus Aspen Series Flexible Bond Service Shares		JPMorgan Insurance Trust Core Bond Class 1		JPMorgan Insurance Trust Global Allocation Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$271,011	$132,429	$6,029	$10,840	$72,548	$22,125
Realized gain (loss) on investments	(156,514)	(18,328)	860	854	(63,850)	6,163
Change in net unrealized appreciation (depreciation) on investments	16,199	(433,039)	(3,258)	(12,859)	158,205	(122,956)
Net Increase (Decrease) in Net Assets Resulting from Operations	130,696	(318,938)	3,631	(1,165)	166,903	(94,668)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,724,777	7,512,613	-	-	1,126,352	1,147,408
Transfers between variable and fixed accounts, net	3,732,295	6,520,512	(20,245)	(105)	468,850	1,581,165
Contract benefits and terminations	(1,492,931)	(1,256,082)	(13,259)	(40,809)	(115,161)	(86,848)
Contract charges and deductions	(8,038)	(2,344)	(117)	(153)	(643)	(1,592)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	9,866	(1,037)	-	2	266	(131)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	4,965,969	12,773,662	(33,621)	(41,065)	1,479,664	2,640,002
NET INCREASE (DECREASE) IN NET ASSETS	5,096,665	12,454,724	(29,990)	(42,230)	1,646,567	2,545,334
NET ASSETS
Beginning of Year or Period	20,986,875	8,532,151	457,178	499,408	2,545,334	-
End of Year or Period	$26,083,540	$20,986,875	$427,188	$457,178	$4,191,901	$2,545,334

	JPMorgan Insurance Trust Income Builder Class 2 (1)		JPMorgan Insurance Trust Mid Cap Value Class 1		JPMorgan Insurance Trust U.S. Equity Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$129,168	$58,674	($520)	($411)	($210)	($141)
Realized gain (loss) on investments	(40,930)	(6,191)	4,587	7,030	1,868	5,193
Change in net unrealized appreciation (depreciation) on investments	138,378	(107,909)	7,282	(10,279)	3,158	(5,378)
Net Increase (Decrease) in Net Assets Resulting from Operations	226,616	(55,426)	11,349	(3,660)	4,816	(326)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,731,962	915,781	-	-	-	-
Transfers between variable and fixed accounts, net	2,209,090	1,935,386	-	-	(45)	5,237
Contract benefits and terminations	(473,992)	(22,200)	(1,470)	(2,004)	(1,667)	(10,441)
Contract charges and deductions	(3,177)	(478)	(57)	(51)	(47)	(74)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(59)	(172)	(1)	-	(10)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,463,824	2,828,317	(1,528)	(2,055)	(1,769)	(5,278)
NET INCREASE (DECREASE) IN NET ASSETS	3,690,440	2,772,891	9,821	(5,715)	3,047	(5,604)
NET ASSETS
Beginning of Year or Period	2,772,891	-	87,570	93,285	52,289	57,893
End of Year or Period	$6,463,331	$2,772,891	$97,391	$87,570	$55,336	$52,289

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-33

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	ClearBridge Variable Aggressive Growth - Class II (1)		Lord Abbett Bond Debenture Class VC		Lord Abbett International Core Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($11,569)	($327)	$2,214,900	$1,593,177	$1,050,278	$429,141
Realized gain (loss) on investments	68,256	49,103	(1,319,317)	(890,667)	(996,320)	(350,259)
Change in net unrealized appreciation (depreciation) on investments	30,116	(57,323)	5,038,764	(2,552,614)	(1,488,793)	(1,942,436)
Net Increase (Decrease) in Net Assets Resulting from Operations	86,803	(8,547)	5,934,347	(1,850,104)	(1,434,835)	(1,863,554)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,000,504	276,714	7,965,395	12,973,030	1,210,910	5,246,507
Transfers between variable and fixed accounts, net	2,020,332	371,807	6,784,326	8,989,787	2,675,394	6,547,646
Contract benefits and terminations	(53,614)	(1,238)	(6,870,456)	(4,661,346)	(2,957,102)	(2,383,346)
Contract charges and deductions	(446)	(63)	(47,438)	(32,764)	(524,581)	(477,471)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	241	(40)	(10,001)	(3,854)	1,437	(1,158)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,967,017	647,180	7,821,826	17,264,853	406,058	8,932,178
NET INCREASE (DECREASE) IN NET ASSETS	3,053,820	638,633	13,756,173	15,414,749	(1,028,777)	7,068,624
NET ASSETS
Beginning of Year or Period	638,633	-	54,280,623	38,865,874	59,337,178	52,268,554
End of Year or Period	$3,692,453	$638,633	$68,036,796	$54,280,623	$58,308,401	$59,337,178

	Lord Abbett Total Return Class VC		MFS Total Return Series - Service Class		MFS Utilities Series - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,003,594	$5,321,169	$4,743,813	$2,906,024	$1,067,083	$885,195
Realized gain (loss) on investments	367,035	(38,316)	8,656,415	8,319,171	(2,812,882)	342,414
Change in net unrealized appreciation (depreciation) on investments	3,609,961	(9,672,748)	9,086,964	(16,925,311)	4,918,192	(6,696,742)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,980,590	(4,389,895)	22,487,192	(5,700,116)	3,172,393	(5,469,133)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	9,502,292	22,049,812	38,141,441	36,149,036	4,973,666	6,847,186
Transfers between variable and fixed accounts, net	12,219,714	24,886,144	64,897,697	28,001,207	4,627,865	(10,576,013)
Contract benefits and terminations	(17,385,944)	(13,303,045)	(28,873,191)	(26,386,279)	(4,706,097)	(2,785,030)
Contract charges and deductions	(2,588,344)	(2,334,540)	(2,576,925)	(2,068,034)	(21,847)	(16,727)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(1,772)	1,419	(27,644)	2,062	(251)	(4,131)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,745,946	31,299,790	71,561,378	35,697,992	4,873,336	(6,534,715)
NET INCREASE (DECREASE) IN NET ASSETS	10,726,536	26,909,895	94,048,570	29,997,876	8,045,729	(12,003,848)
NET ASSETS
Beginning of Year	272,387,576	245,477,681	275,386,885	245,389,009	28,475,673	40,479,521
End of Year	$283,114,112	$272,387,576	$369,435,455	$275,386,885	$36,521,402	$28,475,673

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-34

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Period Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015
	MFS Value Series - Service Class		MFS Massachusetts Investors Growth Stock - Service Class (1)		Neuberger Berman AMT Absolute Return Multi-Manager Class S (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$741,554	$920,691	($283,776)	($93,935)	($3,681)	($57)
Realized gain (loss) on investments	5,367,094	3,944,386	7,382,758	3,949,243	1,057	(6)
Change in net unrealized appreciation (depreciation) on investments	2,614,358	(6,115,304)	(3,658,539)	(5,399,975)	3,680	(189)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,723,006	(1,250,227)	3,440,443	(1,544,667)	1,056	(252)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,695,567	5,016,322	1,395,078	2,570,952	136,005	20,744
Transfers between variable and fixed accounts, net	(2,145,086)	2,594,739	(1,082,209)	71,000,951	236,663	24,123
Contract benefits and terminations	(3,862,758)	(3,220,156)	(3,729,510)	(2,106,235)	(5,151)	(380)
Contract charges and deductions	(646,408)	(585,582)	(611,395)	(420,089)	(69)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(487)	591	592	(4,088)	(19)	(4)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,959,172)	3,805,914	(4,027,444)	71,041,491	367,429	44,483
NET INCREASE (DECREASE) IN NET ASSETS	4,763,834	2,555,687	(587,001)	69,496,824	368,485	44,231
NET ASSETS
Beginning of Year or Period	70,018,651	67,462,964	69,496,824	-	44,231	-
End of Year or Period	$74,782,485	$70,018,651	$68,909,823	$69,496,824	$412,716	$44,231

	Oppenheimer Global Fund/VA Service Shares (1)		Oppenheimer International Growth Fund/VA Service Shares (1)		PIMCO All Asset All Authority - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($7,940)	($84)	($9,958)	($308)	$67,895	$48,455
Realized gain (loss) on investments	60,798	(1)	4,958	(6)	(535,339)	(124,154)
Change in net unrealized appreciation (depreciation) on investments	42,223	(839)	(78,433)	(1,651)	839,223	(374,295)
Net Increase (Decrease) in Net Assets Resulting from Operations	95,081	(924)	(83,433)	(1,965)	371,779	(449,994)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	185,883	64,775	1,069,291	204,724	469,566	463,082
Transfers between variable and fixed accounts, net	1,539,252	41,039	2,215,617	97,050	1,494,495	728,379
Contract benefits and terminations	(68,083)	(6)	(103,457)	(162)	(431,763)	(286,895)
Contract charges and deductions	(184)	-	(629)	(82)	(1,957)	(522)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(151)	(9)	749	(46)	76	35
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,656,717	105,799	3,181,571	301,484	1,530,417	904,079
NET INCREASE (DECREASE) IN NET ASSETS	1,751,798	104,875	3,098,138	299,519	1,902,196	454,085
NET ASSETS
Beginning of Year or Period	104,875	-	299,519	-	3,000,639	2,546,554
End of Year or Period	$1,856,673	$104,875	$3,397,657	$299,519	$4,902,835	$3,000,639

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-35

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	PIMCO CommodityRealReturn Strategy - Advisor Class		Jennison Class II		SP International Growth Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($19,443)	$195,230	($6,409)	($6,744)	($3,948)	($4,319)
Realized gain (loss) on investments	(1,280,712)	(1,569,901)	34,038	9,287	11,845	11,438
Change in net unrealized appreciation (depreciation) on investments	2,029,054	(387,479)	(38,963)	32,050	(22,274)	(3,134)
Net Increase (Decrease) in Net Assets Resulting from Operations	728,899	(1,762,150)	(11,334)	34,593	(14,377)	3,985
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	938,965	856,975	-	-	-	-
Transfers between variable and fixed accounts, net	1,924,903	71,928	-	-	-	-
Contract benefits and terminations	(532,215)	(503,955)	(40,180)	(5,767)	(30,768)	(26,549)
Contract charges and deductions	(1,935)	(1,220)	(361)	(386)	(163)	(172)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	534	29	(3)	(5)	-	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,330,252	423,757	(40,544)	(6,158)	(30,931)	(26,720)
NET INCREASE (DECREASE) IN NET ASSETS	3,059,151	(1,338,393)	(51,878)	28,435	(45,308)	(22,735)
NET ASSETS
Beginning of Year	4,605,365	5,943,758	406,002	377,567	247,639	270,374
End of Year	$7,664,516	$4,605,365	$354,124	$406,002	$202,331	$247,639

	SP Prudential U.S. Emerging Growth Class II		Value Class II		Schwab VIT Balanced
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($6,228)	($6,592)	($2,513)	($2,861)	$234,159	$186,590
Realized gain (loss) on investments	1	2,224	22,662	20,173	(46,249)	(47,554)
Change in net unrealized appreciation (depreciation) on investments	13,814	(12,244)	(4,467)	(37,454)	1,952,537	(1,305,162)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,587	(16,612)	15,682	(20,142)	2,140,447	(1,166,126)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	-	8,722,068	10,104,636
Transfers between variable and fixed accounts, net	-	9,847	-	-	2,467,112	(121,065)
Contract benefits and terminations	(1,447)	(1,596)	(43,154)	(40,052)	(6,408,456)	(3,378,124)
Contract charges and deductions	(176)	(170)	(336)	(356)	(299,447)	(272,977)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(1)	5	(8)	11	406	(106)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,624)	8,086	(43,498)	(40,397)	4,481,683	6,332,364
NET INCREASE (DECREASE) IN NET ASSETS	5,963	(8,526)	(27,816)	(60,539)	6,622,130	5,166,238
NET ASSETS
Beginning of Year	369,492	378,018	166,883	227,422	45,981,448	40,815,210
End of Year	$375,455	$369,492	$139,067	$166,883	$52,603,578	$45,981,448

See Notes to Financial Statements	H-36

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Schwab VIT Balanced with Growth		Schwab VIT Growth		State Street Total Return V.I.S. Class 3
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$778,968	$650,525	$906,689	$787,255	$1,414,033	$1,146,051
Realized gain (loss) on investments	(174,882)	(102,067)	(506,139)	(169,458)	6,587,714	15,098,123
Change in net unrealized appreciation (depreciation) on investments	5,926,176	(4,050,603)	7,917,528	(5,090,450)	13,703,370	(29,772,766)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,530,262	(3,502,145)	8,318,078	(4,472,653)	21,705,117	(13,528,592)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	16,815,572	25,508,054	14,380,647	27,164,290	14,307,155	23,426,286
Transfers between variable and fixed accounts, net	(472,096)	(1,161,520)	(1,995,016)	1,584,954	(8,165,613)	11,313,221
Contract benefits and terminations	(7,716,406)	(4,937,478)	(10,125,218)	(9,382,337)	(44,982,221)	(43,762,270)
Contract charges and deductions	(736,028)	(689,639)	(933,237)	(860,638)	(4,523,330)	(4,489,779)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(6)	-
Other	7,770	(2,217)	3,624	(826)	2,444	(5,665)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	7,898,812	18,717,200	1,330,800	18,505,443	(43,361,571)	(13,518,207)
NET INCREASE (DECREASE) IN NET ASSETS	14,429,074	15,215,055	9,648,878	14,032,790	(21,656,454)	(27,046,799)
NET ASSETS
Beginning of Year	108,559,408	93,344,353	116,693,982	102,661,192	487,260,624	514,307,423
End of Year	$122,988,482	$108,559,408	$126,342,860	$116,693,982	$465,604,170	$487,260,624

	VanEck VIP Global Hard Assets Class S
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($171,931)	($109,372)
Realized gain (loss) on investments	(2,154,653)	(1,277,795)
Change in net unrealized appreciation (depreciation) on investments	7,647,160	(2,397,022)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,320,576	(3,784,189)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,581,590	2,163,335
Transfers between variable and fixed accounts, net	6,762,757	4,191,981
Contract benefits and terminations	(1,681,371)	(1,264,533)
Contract charges and deductions	(6,574)	(2,906)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-
Other	(417)	748
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	6,655,985	5,088,625
NET INCREASE (DECREASE) IN NET ASSETS	11,976,561	1,304,436
NET ASSETS
Beginning of Year	9,153,344	7,848,908
End of Year	$21,129,905	$9,153,344

See Notes to Financial Statements	H-37

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Core Income
2016	$9.89	$10.16	537,638	$5,386,512	0.00%	0.30%	2.00%	3.37%	4.82%
05/04/2015 - 12/31/2015	9.60	9.69	202,529	1,951,849	0.00%	0.40%	1.80%	(3.81%)	(3.52%)
Diversified Bond
2016	$10.38	$15.06	10,600,495	$131,681,727	0.00%	0.40%	2.00%	2.97%	4.62%
2015	10.06	14.40	9,631,150	116,601,479	0.00%	0.40%	2.00%	(0.95%)	0.65%
2014	10.14	14.30	7,867,385	97,938,856	0.00%	0.40%	2.00%	5.56%	7.27%
2013	9.59	13.34	5,953,785	71,664,212	0.00%	0.40%	2.00%	(3.11%)	(1.54%)
2012	10.68	13.54	6,534,368	81,511,932	2.92%	0.40%	2.00%	6.22%	7.93%
Floating Rate Income
2016	$10.14	$11.06	3,946,049	$42,106,982	0.00%	0.30%	2.00%	6.24%	7.95%
2015	9.82	10.24	4,113,007	41,016,747	0.00%	0.40%	2.00%	(1.13%)	0.46%
2014	9.93	10.20	2,870,210	28,792,880	0.00%	0.40%	2.00%	(1.58%)	0.01%
05/02/2013 - 12/31/2013	10.09	10.20	1,578,956	15,991,878	0.00%	0.40%	2.00%	1.89%	1.89%
Floating Rate Loan
2016	$9.67	$12.72	11,374,699	$118,540,100	0.00%	0.30%	2.00%	7.48%	9.21%
2015	9.00	11.69	10,911,306	104,647,513	0.00%	0.40%	2.00%	(2.97%)	(1.41%)
2014	9.27	11.90	11,640,525	113,905,372	0.00%	0.40%	2.00%	(1.16%)	0.44%
2013	9.38	11.89	12,573,990	122,977,580	0.00%	0.40%	2.00%	2.46%	4.11%
2012	9.15	11.46	7,277,772	68,728,448	5.08%	0.40%	2.00%	5.95%	7.67%
High Yield Bond
2016	$10.59	$24.06	11,179,748	$193,712,176	0.00%	0.40%	2.00%	13.09%	14.91%
2015	9.34	21.15	10,644,545	167,899,512	0.00%	0.40%	2.00%	(6.53%)	(5.02%)
2014	9.97	22.49	12,538,751	218,117,779	0.00%	0.40%	2.00%	(1.61%)	(0.03%)
2013	10.12	22.72	13,354,751	247,759,040	0.00%	0.40%	2.00%	5.12%	6.82%
2012	11.05	21.48	13,864,713	255,048,623	6.62%	0.40%	2.00%	13.01%	14.84%
Inflation Managed
2016	$8.85	$22.70	12,952,814	$216,884,736	0.00%	0.30%	2.00%	3.04%	4.70%
2015	8.57	21.90	14,396,686	237,158,579	0.00%	0.40%	2.00%	(4.98%)	(3.45%)
2014	9.01	22.91	16,408,857	288,136,780	0.00%	0.40%	2.00%	1.07%	2.70%
2013	8.90	22.53	18,700,934	331,929,604	0.00%	0.40%	2.00%	(10.72%)	(9.28%)
2012	10.81	25.08	22,935,187	466,676,425	2.33%	0.40%	2.00%	7.69%	9.43%
Inflation Strategy
2016	$8.49	$10.18	1,502,436	$14,002,168	0.00%	0.30%	2.00%	(0.10%)	1.45%
2015	8.49	10.04	1,778,734	16,567,266	0.00%	0.40%	2.00%	(5.12%)	(3.59%)
2014	8.93	10.41	1,846,716	18,164,176	0.00%	0.40%	2.00%	0.30%	1.92%
2013	8.90	10.22	1,732,071	17,061,445	0.00%	0.40%	2.00%	(11.26%)	(9.83%)
2012	10.39	11.33	1,831,788	20,344,675	0.47%	0.40%	2.00%	3.42%	5.09%
Managed Bond
2016	$9.72	$24.98	23,644,535	$416,030,223	0.00%	0.40%	2.00%	0.84%	2.46%
2015	9.62	24.63	25,570,067	456,389,626	0.00%	0.40%	2.00%	(1.43%)	0.16%
2014	9.74	24.84	27,274,650	507,099,017	0.00%	0.40%	2.00%	2.36%	4.02%
2013	9.50	24.12	29,675,668	561,031,229	0.00%	0.40%	2.00%	(4.14%)	(2.60%)
2012	10.85	25.01	33,365,816	678,430,434	5.09%	0.40%	2.00%	8.52%	10.28%
Short Duration Bond
2016	$9.61	$12.25	29,768,754	$307,361,924	0.00%	0.30%	2.00%	(0.32%)	1.28%
2015	9.62	12.09	30,136,225	309,455,423	0.00%	0.40%	2.00%	(1.67%)	(0.09%)
2014	9.77	12.10	27,852,528	288,412,711	0.00%	0.40%	2.00%	(1.32%)	0.27%
2013	9.88	12.07	21,720,887	227,410,380	0.00%	0.40%	2.00%	(1.59%)	0.00%
2012	10.07	12.07	14,984,700	160,412,114	0.85%	0.40%	2.00%	1.14%	2.78%
Emerging Markets Debt
2016	$9.34	$10.93	1,407,822	$14,351,136	0.00%	0.40%	2.00%	14.71%	16.55%
2015	8.13	9.37	1,216,076	10,762,394	0.00%	0.40%	2.00%	(6.32%)	(4.80%)
2014	8.66	9.85	1,292,439	12,220,073	0.00%	0.40%	2.00%	(5.73%)	(4.21%)
2013	9.16	10.28	1,194,460	11,993,623	0.00%	0.40%	2.00%	(8.29%)	(6.81%)
05/03/2012 - 12/31/2012	10.91	11.03	581,634	6,373,949	9.39%	0.40%	2.00%	9.11%	9.11%

See Notes to Financial Statements	H-38	See explanation of references on pages H-48

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Comstock
2016	$13.56	$21.77	11,122,907	$196,799,642	0.00%	0.40%	2.00%	15.18%	17.03%
2015	11.75	18.60	12,153,511	185,376,884	0.00%	0.40%	2.00%	(7.91%)	(6.42%)
2014	12.73	19.88	11,966,564	196,340,110	0.00%	0.40%	2.00%	7.00%	8.72%
2013	11.87	18.29	11,447,823	174,677,910	0.00%	0.40%	2.00%	32.90%	35.04%
2012	9.55	13.54	8,421,136	96,240,436	2.04%	0.40%	2.00%	16.19%	18.07%
Developing Growth
2016	$10.44	$16.35	6,224,494	$84,377,998	0.00%	0.40%	2.00%	(4.39%)	(2.85%)
2015	10.90	17.04	6,746,976	96,302,632	0.00%	0.40%	2.00%	(10.17%)	(8.72%)
2014	12.10	18.90	6,271,917	100,062,089	0.00%	0.40%	2.00%	(1.62%)	(0.03%)
2013	12.28	19.14	6,164,941	102,133,663	0.00%	0.40%	2.00%	31.22%	33.33%
2012	9.44	14.54	5,113,449	66,100,356	0.08%	0.40%	2.00%	10.63%	12.42%
Dividend Growth
2016	$13.95	$21.52	15,083,139	$265,325,367	0.00%	0.40%	2.00%	9.26%	11.02%
2015	12.74	19.38	14,269,953	230,776,564	0.00%	0.40%	2.00%	0.07%	1.68%
2014	12.71	19.06	14,320,749	233,418,326	0.00%	0.40%	2.00%	9.88%	11.66%
2013	11.54	17.07	12,485,340	187,266,400	0.00%	0.40%	2.00%	27.54%	29.59%
2012	9.70	13.17	10,366,905	123,524,523	1.68%	0.40%	2.00%	12.28%	14.09%
Equity Index
2016	$10.23	$37.65	29,000,838	$566,929,068	0.00%	0.30%	2.00%	9.41%	11.17%
2015	12.92	34.20	24,992,385	473,313,135	0.00%	0.40%	2.00%	(0.86%)	0.74%
2014	13.00	34.30	20,476,046	426,919,302	0.00%	0.40%	2.00%	11.14%	12.93%
2013	11.68	30.67	15,346,208	325,696,639	0.00%	0.40%	2.00%	29.31%	31.39%
2012	10.15	23.58	12,858,272	234,850,039	2.38%	0.40%	2.00%	13.47%	15.31%
Focused Growth
2016	$12.92	$34.77	5,171,075	$100,426,734	0.00%	0.40%	2.00%	0.32%	1.94%
2015	12.87	34.11	5,857,301	115,422,573	0.00%	0.40%	2.00%	7.91%	9.65%
2014	11.92	31.11	4,698,502	88,243,974	0.00%	0.40%	2.00%	7.90%	9.64%
2013	11.04	28.37	4,944,510	87,944,691	0.00%	0.40%	2.00%	30.87%	32.98%
2012	8.43	21.34	5,713,379	78,708,749	0.00%	0.40%	2.00%	20.76%	22.71%
Growth
2016	$14.03	$38.86	6,975,730	$192,689,145	0.00%	0.40%	2.00%	0.19%	1.81%
2015	13.97	38.55	7,579,783	212,697,199	0.00%	0.40%	2.00%	5.33%	7.03%
2014	13.24	36.38	7,115,425	206,430,326	0.00%	0.40%	2.00%	6.72%	8.44%
2013	12.38	33.88	7,785,827	216,345,098	0.00%	0.40%	2.00%	31.55%	33.67%
2012	9.58	25.60	8,474,420	182,581,410	0.87%	0.40%	2.00%	15.89%	17.76%
Large-Cap Growth
2016	$10.90	$20.63	8,541,364	$112,315,118	0.00%	0.40%	2.00%	(1.48%)	0.11%
2015	11.03	20.68	10,793,794	141,766,374	0.00%	0.40%	2.00%	3.99%	5.67%
2014	10.58	19.64	9,721,265	119,819,928	0.00%	0.40%	2.00%	6.28%	8.00%
2013	9.93	18.25	10,447,687	118,896,374	0.00%	0.40%	2.00%	34.76%	36.93%
2012	7.35	13.38	11,735,275	97,168,219	0.00%	0.40%	2.00%	15.89%	17.76%
Large-Cap Value
2016	$10.14	$23.82	10,454,979	$207,532,086	0.00%	0.30%	2.00%	10.64%	12.42%
2015	12.19	21.41	11,304,558	203,851,947	0.00%	0.40%	2.00%	(4.91%)	(3.37%)
2014	12.80	22.38	11,691,612	224,546,335	0.00%	0.40%	2.00%	9.29%	11.06%
2013	11.69	20.35	13,007,529	232,345,834	0.00%	0.40%	2.00%	29.64%	31.73%
2012	10.01	15.60	13,357,942	186,371,553	1.90%	0.40%	2.00%	14.09%	15.94%
Long/Short Large-Cap
2016	$13.85	$19.98	1,771,305	$27,808,078	0.00%	0.40%	2.00%	7.03%	8.75%
2015	12.92	18.44	2,207,014	32,334,290	0.00%	0.40%	2.00%	(4.75%)	(3.21%)
2014	13.53	19.12	2,777,840	42,599,634	0.00%	0.40%	2.00%	13.24%	15.06%
2013	11.94	16.67	2,048,217	27,702,491	0.00%	0.40%	2.00%	32.45%	34.59%
2012	9.81	12.29	1,795,215	18,303,043	0.93%	0.40%	2.00%	15.74%	17.62%
Main Street Core
2016	$14.52	$31.33	11,790,047	$280,082,160	0.00%	0.40%	2.00%	9.62%	11.38%
2015	13.22	28.41	12,299,542	273,304,962	0.00%	0.40%	2.00%	1.31%	2.94%
2014	13.02	27.88	13,482,903	298,795,934	0.00%	0.40%	2.00%	8.62%	10.37%
2013	11.97	25.51	13,660,686	290,364,313	0.00%	0.40%	2.00%	29.16%	31.24%
2012	10.19	19.63	15,038,579	251,729,596	1.00%	0.40%	2.00%	14.70%	16.55%

See Notes to Financial Statements	H-39	See explanation of references on page H-48

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Mid-Cap Equity
2016	$14.46	$35.73	7,115,623	$191,476,971	0.00%	0.40%	2.00%	16.09%	17.95%
2015	12.43	30.59	7,793,970	184,789,748	0.00%	0.40%	2.00%	(0.45%)	1.16%
2014	12.46	30.55	7,570,388	186,790,080	0.00%	0.40%	2.00%	2.16%	3.81%
2013	12.17	29.72	8,152,360	202,234,165	0.00%	0.40%	2.00%	33.52%	35.67%
2012	9.21	22.13	9,046,438	171,047,373	0.65%	0.40%	2.00%	5.22%	6.92%
Mid-Cap Growth
2016	$11.49	$18.28	11,905,807	$173,111,392	0.00%	0.40%	2.00%	4.17%	5.85%
2015	10.99	17.51	12,839,293	178,825,887	0.00%	0.40%	2.00%	(7.60%)	(6.10%)
2014	11.85	18.90	12,436,715	187,421,926	0.00%	0.40%	2.00%	6.35%	8.06%
2013	11.11	17.73	11,877,388	168,244,635	0.00%	0.40%	2.00%	30.45%	32.56%
2012	8.51	13.55	11,808,972	127,420,126	0.39%	0.40%	2.00%	5.36%	7.06%
Mid-Cap Value
2016	$10.13	$27.51	4,289,298	$84,417,787	0.00%	0.30%	2.00%	13.01%	14.83%
2015	12.06	23.96	4,157,481	73,520,578	0.00%	0.40%	2.00%	(2.35%)	(0.77%)
2014	12.32	24.15	3,863,801	73,748,731	0.00%	0.40%	2.00%	4.39%	6.07%
2013	11.78	22.76	4,034,424	81,008,696	0.00%	0.40%	2.00%	31.25%	33.36%
2012	9.63	17.07	2,197,155	35,302,950	1.22%	0.40%	2.00%	12.21%	14.03%
Small-Cap Equity
2016	$14.44	$29.68	2,588,225	$52,954,215	0.00%	0.40%	2.00%	27.85%	29.90%
2015	11.28	22.85	2,110,604	34,326,114	0.00%	0.40%	2.00%	(9.71%)	(8.25%)
2014	12.46	24.90	2,143,342	40,012,270	0.00%	0.40%	2.00%	(0.30%)	1.31%
2013	12.48	24.58	2,166,994	42,926,309	0.00%	0.40%	2.00%	32.77%	34.91%
2012	10.22	18.22	1,730,809	26,496,669	1.55%	0.40%	2.00%	13.63%	15.46%
Small-Cap Index
2016	$10.34	$29.40	8,065,207	$181,325,886	0.00%	0.30%	2.00%	18.28%	20.18%
2015	11.99	24.46	8,181,276	160,293,067	0.00%	0.40%	2.00%	(6.81%)	(5.31%)
2014	12.84	25.84	7,980,617	173,523,873	0.00%	0.40%	2.00%	2.32%	3.97%
2013	12.52	25.09	8,845,127	196,104,294	0.00%	0.40%	2.00%	35.54%	37.72%
2012	9.90	18.40	8,539,174	144,625,503	1.04%	0.40%	2.00%	13.83%	15.67%
Small-Cap Value
2016	$10.26	$47.35	4,792,527	$131,490,936	0.00%	0.30%	2.00%	27.04%	29.08%
2015	11.68	36.68	4,475,846	101,059,861	0.00%	0.40%	2.00%	(6.23%)	(4.72%)
2014	12.43	38.50	4,468,595	113,891,722	0.00%	0.40%	2.00%	3.55%	5.22%
2013	11.98	36.59	4,318,808	113,335,590	0.00%	0.40%	2.00%	29.87%	31.96%
2012	10.12	27.73	3,962,995	83,685,309	1.90%	0.40%	2.00%	8.89%	10.65%
Value Advantage
2016	$10.21	$14.59	1,741,400	$24,600,438	0.00%	0.30%	2.00%	14.24%	16.02%
2015	12.06	12.57	1,113,936	13,703,933	0.00%	0.40%	2.00%	(6.53%)	(5.07%)
2014	12.90	13.24	1,205,836	15,719,763	0.00%	0.40%	2.00%	11.88%	13.69%
05/08/2013 - 12/31/2013	11.53	11.65	296,624	3,433,029	0.00%	0.40%	2.00%	13.62%	13.62%
Emerging Markets
2016	$8.38	$54.00	8,497,788	$157,344,732	0.00%	0.30%	2.00%	4.36%	6.04%
2015	8.00	50.92	8,604,350	162,136,807	0.00%	0.40%	2.00%	(15.75%)	(14.39%)
2014	9.47	59.48	7,960,255	191,527,985	0.00%	0.40%	2.00%	(6.88%)	(5.37%)
2013	10.13	62.86	7,556,620	211,779,913	0.00%	0.40%	2.00%	6.59%	8.31%
2012	9.50	58.04	7,611,083	219,443,722	0.73%	0.40%	2.00%	19.11%	21.04%
International Large-Cap
2016	$9.97	$20.54	19,170,325	$242,468,735	0.00%	0.40%	2.00%	(2.05%)	(0.47%)
2015	10.16	20.64	20,108,329	258,982,186	0.00%	0.40%	2.00%	(2.41%)	(0.83%)
2014	10.39	20.82	19,136,509	251,422,219	0.00%	0.40%	2.00%	(6.90%)	(5.40%)
2013	11.14	22.01	17,765,197	249,879,827	0.00%	0.40%	2.00%	16.08%	17.95%
2012	9.63	18.66	17,353,155	210,321,826	1.61%	0.40%	2.00%	20.10%	22.04%
International Small-Cap
2016	$10.52	$16.55	3,378,509	$38,784,671	0.00%	0.40%	2.00%	1.38%	3.01%
2015	10.37	16.12	4,128,852	46,189,477	0.00%	0.40%	2.00%	4.32%	6.00%
2014	9.93	15.26	3,581,772	38,126,956	0.00%	0.40%	2.00%	(4.35%)	(2.81%)
2013	10.38	15.76	3,716,757	40,940,494	0.00%	0.40%	2.00%	25.55%	27.58%
2012	8.26	12.39	3,560,662	30,948,085	2.64%	0.40%	2.00%	17.07%	18.96%

See Notes to Financial Statements	H-40	See explanation of references on page H-48

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
International Value
2016	$6.65	$12.61	10,851,608	$116,712,247	0.00%	0.30%	2.00%	0.94%	2.57%
2015	6.58	12.42	11,850,630	124,962,971	0.00%	0.40%	2.00%	(4.56%)	(3.02%)
2014	6.90	12.94	11,972,895	132,274,052	0.00%	0.40%	2.00%	(12.32%)	(10.90%)
2013	7.86	14.66	12,295,784	155,154,489	0.00%	0.40%	2.00%	19.27%	21.20%
2012	6.59	12.22	13,172,629	140,393,416	3.32%	0.40%	2.00%	15.48%	17.35%
Health Sciences
2016	$15.41	$45.55	8,528,700	$231,374,915	0.00%	0.40%	2.00%	(7.83%)	(6.35%)
2015	16.68	48.64	9,590,591	294,158,776	0.00%	0.40%	2.00%	7.42%	9.15%
2014	15.50	44.56	7,782,064	246,319,734	0.00%	0.40%	2.00%	22.07%	24.04%
2013	12.67	35.92	6,841,747	193,698,320	0.00%	0.40%	2.00%	53.39%	55.87%
2012	11.67	23.11	5,762,141	112,281,510	0.00%	0.40%	2.00%	23.19%	25.18%
Real Estate
2016	$12.03	$52.48	6,779,063	$164,758,555	0.00%	0.40%	2.00%	4.49%	6.17%
2015	11.49	49.92	7,069,795	170,895,322	0.00%	0.40%	2.00%	(0.49%)	1.12%
2014	11.53	49.87	7,643,739	198,490,741	0.00%	0.40%	2.00%	28.01%	30.07%
2013	8.99	38.72	6,360,107	143,014,249	0.00%	0.40%	2.00%	(0.30%)	1.31%
2012	9.02	38.61	6,057,746	148,071,131	1.15%	0.40%	2.00%	13.90%	15.74%
Technology
2016	$6.45	$13.31	6,864,188	$66,534,514	0.00%	0.40%	2.00%	(8.46%)	(6.98%)
2015	7.03	14.50	7,425,818	76,611,922	0.00%	0.40%	2.00%	(4.96%)	(3.43%)
2014	7.38	15.22	6,834,234	71,346,045	0.00%	0.40%	2.00%	7.68%	9.41%
2013	6.83	14.10	6,620,742	62,092,547	0.00%	0.40%	2.00%	20.07%	22.01%
2012	5.68	11.71	6,634,407	50,007,442	0.00%	0.40%	2.00%	5.01%	6.71%
Currency Strategies
2016	$10.35	$11.10	394,322	$4,184,452	0.00%	0.40%	2.00%	2.81%	4.46%
2015	10.05	10.63	319,034	3,272,258	0.00%	0.40%	2.00%	(0.58%)	1.02%
2014	10.08	10.52	362,954	3,718,503	0.00%	0.40%	2.00%	1.48%	3.12%
2013	9.92	10.20	233,463	2,343,934	0.00%	0.40%	2.00%	1.67%	2.54%
10/04/2012 - 12/31/2012	9.84	9.86	22,190	218,558	0.00%	1.15%	2.00%	(2.04%)	(2.04%)
Diversified Alternatives
2016	$10.33	$10.49	76,524	$795,736	0.00%	0.40%	1.75%	3.78%	4.30%
11/03/2015 - 12/31/2015	9.96	9.97	2,553	25,457	0.00%	1.15%	1.65%	(0.75%)	(0.75%)
Equity Long/Short
2016	$10.21	$12.83	938,849	$11,856,347	0.00%	0.30%	2.00%	9.08%	10.84%
05/12/2015 - 12/31/2015	11.45	11.57	605,540	6,961,742	0.00%	0.40%	2.00%	14.16%	14.75%
Global Absolute Return
2016	$10.17	$11.05	958,371	$10,122,150	0.00%	0.30%	2.00%	2.58%	4.23%
2015	9.99	10.60	974,965	9,964,329	0.00%	0.40%	2.00%	0.65%	2.28%
2014	9.90	10.37	839,425	8,471,478	0.00%	0.40%	2.00%	3.93%	5.61%
2013	9.52	9.82	609,758	5,895,675	0.00%	0.40%	2.00%	(2.87%)	(1.55%)
10/02/2012 - 12/31/2012	9.94	9.97	91,863	913,961	0.00%	0.40%	1.75%	(0.63%)	(0.62%)
Pacific Dynamix - Conservative Growth
2016	$10.90	$16.78	34,779,910	$464,351,611	0.00%	0.40%	2.00%	4.73%	6.41%
2015	10.39	15.77	31,204,973	401,332,027	0.00%	0.40%	2.00%	(3.06%)	(1.49%)
2014	10.69	16.01	28,547,036	389,308,839	0.00%	0.40%	2.00%	3.41%	5.08%
2013	10.32	15.23	22,210,972	305,886,551	0.00%	0.40%	2.00%	7.22%	8.95%
2012	10.48	13.98	16,965,373	224,661,039	1.79%	0.40%	2.00%	7.25%	8.98%
Pacific Dynamix - Moderate Growth
2016	$10.17	$18.82	131,642,580	$1,858,370,366	0.00%	0.30%	2.00%	6.31%	8.02%
2015	10.68	17.42	122,652,930	1,647,867,563	0.00%	0.40%	2.00%	(3.79%)	(2.24%)
2014	11.08	17.82	101,334,168	1,454,786,286	0.00%	0.40%	2.00%	3.44%	5.11%
2013	10.69	16.96	72,116,068	1,062,562,189	0.00%	0.40%	2.00%	12.67%	14.49%
2012	10.30	14.81	42,534,997	592,462,530	1.97%	0.40%	2.00%	9.52%	11.29%
Pacific Dynamix - Growth
2016	$10.21	$21.01	34,116,830	$559,105,960	0.00%	0.40%	2.00%	8.00%	9.73%
2015	11.01	19.15	34,271,476	522,517,660	0.00%	0.40%	2.00%	(4.38%)	(2.84%)
2014	11.49	19.71	29,236,740	480,533,918	0.00%	0.40%	2.00%	3.34%	5.01%
2013	11.10	18.77	22,985,415	384,937,974	0.00%	0.40%	2.00%	18.59%	20.50%
2012	10.15	15.57	16,424,101	241,462,044	1.50%	0.40%	2.00%	11.50%	13.31%

See Notes to Financial Statements	H-41	See explanation of references on page H-48

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Portfolio Optimization Conservative
2016	$10.11	$12.07	165,728,474	$1,873,697,960	0.00%	0.30%	2.00%	3.74%	5.41%
2015	9.86	11.45	182,843,503	1,983,939,781	0.00%	0.40%	2.00%	(2.01%)	(0.43%)
2014	10.04	11.50	205,287,616	2,264,290,057	0.00%	0.40%	2.00%	1.34%	2.98%
2013	9.89	11.17	245,462,519	2,661,142,037	0.00%	0.40%	2.00%	1.00%	2.62%
2012	10.60	11.01	332,413,947	3,551,104,617	2.56%	0.40%	2.00%	7.93%	9.67%
Portfolio Optimization Moderate- Conservative
2016	$10.78	$12.75	239,465,540	$2,839,652,691	0.00%	0.40%	2.00%	4.68%	6.36%
2015	10.28	12.03	270,360,491	3,047,900,125	0.00%	0.40%	2.00%	(2.38%)	(0.81%)
2014	10.51	12.22	305,930,571	3,516,980,488	0.00%	0.40%	2.00%	1.97%	3.62%
2013	10.28	11.94	345,001,217	3,874,129,402	0.00%	0.40%	2.00%	6.02%	7.73%
2012	10.45	11.22	389,474,277	4,105,358,719	2.31%	0.40%	2.00%	9.44%	11.21%
Portfolio Optimization Moderate
2016	$10.16	$13.66	911,170,206	$11,277,155,614	0.00%	0.30%	2.00%	5.95%	7.65%
2015	10.64	12.79	1,021,212,696	11,871,745,564	0.00%	0.40%	2.00%	(2.33%)	(0.76%)
2014	10.87	13.05	1,159,837,591	13,740,334,379	0.00%	0.40%	2.00%	2.55%	4.20%
2013	10.58	12.67	1,285,525,918	14,788,807,261	0.00%	0.40%	2.00%	10.51%	12.29%
2012	10.27	11.42	1,359,555,278	14,084,003,692	2.00%	0.40%	2.00%	10.70%	12.49%
Portfolio Optimization Growth
2016	$10.18	$14.59	731,102,068	$9,362,255,525	0.00%	0.30%	2.00%	6.66%	8.38%
2015	11.02	13.63	827,906,037	9,892,294,042	0.00%	0.40%	2.00%	(2.30%)	(0.73%)
2014	11.26	13.89	933,704,292	11,365,570,598	0.00%	0.40%	2.00%	3.00%	4.67%
2013	10.92	13.43	1,054,534,340	12,402,071,707	0.00%	0.40%	2.00%	15.14%	16.99%
2012	10.08	11.62	1,153,549,501	11,725,479,670	1.67%	0.40%	2.00%	11.76%	13.56%
Portfolio Optimization Aggressive-Growth
2016	$12.05	$15.27	150,050,357	$1,935,350,732	0.00%	0.40%	2.00%	7.17%	8.89%
2015	11.22	14.20	168,893,013	2,023,332,419	0.00%	0.40%	2.00%	(2.87%)	(1.31%)
2014	11.53	14.56	189,654,485	2,328,709,665	0.00%	0.40%	2.00%	3.20%	4.87%
2013	11.16	14.05	215,616,870	2,554,103,277	0.00%	0.40%	2.00%	18.47%	20.38%
2012	9.87	11.81	236,708,662	2,355,484,283	1.36%	0.40%	2.00%	12.88%	14.71%
PSF DFA Balanced Allocation (5)
05/03/2016 - 12/31/2016	$10.40	$10.51	3,046,252	$31,822,324	0.00%	0.40%	2.00%	4.78%	4.78%
Invesco V.I. Balanced-Risk Allocation Series II
2016	$10.15	$18.92	27,202,624	$411,438,619	0.20%	0.30%	2.00%	9.31%	11.07%
2015	9.56	17.04	25,599,218	360,382,294	3.73%	0.40%	2.00%	(6.29%)	(4.78%)
2014	10.18	17.89	26,922,812	413,669,967	0.00%	0.40%	2.00%	3.62%	5.29%
2013	9.80	16.99	27,094,830	416,315,944	1.46%	0.40%	2.00%	(0.59%)	1.01%
2012	10.79	16.82	27,480,299	438,200,924	0.89%	0.40%	2.00%	8.44%	10.20%
Invesco V.I. Equity and Income Series II
2016	$11.17	$11.77	3,032,859	$34,520,360	1.73%	0.40%	2.00%	12.57%	14.38%
2015	9.82	10.29	1,873,018	18,778,909	2.96%	0.40%	2.00%	(4.51%)	(2.97%)
05/06/2014 - 12/31/2014	10.17	10.60	596,467	6,263,393	2.19%	0.40%	2.00%	6.17%	6.17%
Invesco V.I. Global Real Estate Series II
2016	$9.30	$10.36	397,040	$3,734,563	1.79%	0.30%	2.00%	(0.19%)	1.41%
05/04/2015 - 12/31/2015	9.32	9.42	195,856	1,833,817	6.59%	0.40%	2.00%	(6.97%)	(6.97%)
American Century VP Mid Cap Value Class II
2016	$10.13	$17.59	4,449,907	$72,613,873	1.62%	0.30%	2.00%	20.29%	22.23%
2015	12.69	14.39	2,334,721	31,422,843	1.54%	0.40%	2.00%	(3.53%)	(1.97%)
2014	13.12	14.68	2,279,288	32,109,244	1.03%	0.40%	2.00%	13.94%	15.77%
01/03/2013 - 12/31/2013	11.49	12.68	652,946	8,026,437	1.25%	0.40%	2.00%	24.89%	25.44%
American Funds IS Asset Allocation Fund Class 4
2016	$10.11	$11.28	231,803,255	$2,457,433,788	1.48%	0.30%	2.00%	7.01%	8.73%
2015	9.81	10.41	216,461,588	2,129,508,180	8.53%	0.40%	2.00%	0.19%	0.39%
05/13/2014 - 12/31/2014	10.35	10.37	1,234,348	12,792,925	5.04%	0.75%	0.95%	3.28%	3.28%
American Funds IS Blue Chip Income and Growth Fund Class 4
2016	$11.33	$11.54	4,525,632	$51,646,555	3.61%	0.40%	2.00%	16.39%	18.02%
11/02/2015 - 12/31/2015	9.75	9.78	229,539	2,240,733	See Note (6)	0.40%	1.80%	(3.51%)	(3.46%)

See Notes to Financial Statements	H-42	See explanation of references on page H-48

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
American Funds IS Bond Fund Class 4
2016	$9.96	$10.15	1,486,630	$14,962,175	2.17%	0.30%	2.00%	0.92%	2.39%
11/03/2015 - 12/31/2015	9.89	9.91	88,696	877,973	See Note (6)	0.40%	1.85%	(0.81%)	(0.81%)
American Funds IS Capital Income Builder Class 4
2016	$9.64	$10.06	6,532,328	$64,382,863	3.09%	0.40%	2.00%	1.74%	3.37%
2015	9.48	9.73	4,624,843	44,441,584	2.69%	0.40%	2.00%	(3.69%)	(2.18%)
05/01/2014 - 12/31/2014	9.85	9.95	1,708,931	16,919,140	2.89%	0.40%	1.95%	(1.31%)	(1.31%)
American Funds IS Global Balanced Fund Class 4
2016	$10.01	$10.20	915,019	$9,252,896	2.43%	0.40%	2.00%	2.15%	3.43%
11/10/2015 - 12/31/2015	9.80	9.82	65,020	638,224	See Note (6)	0.75%	2.00%	(1.04%)	(0.95%)
American Funds IS Global Bond Fund Class 4
2016	$9.83	$10.01	433,050	$4,294,379	0.76%	0.40%	2.00%	0.90%	2.01%
11/05/2015 - 12/31/2015	9.79	9.81	32,324	316,956	0.00%	0.40%	1.80%	(1.27%)	(1.27%)
American Funds IS Global Growth and Income Fund Class 4
2016	$10.25	$10.44	758,235	$7,847,080	3.07%	0.40%	2.00%	5.29%	6.61%
10/30/2015 - 12/31/2015	9.78	9.80	70,911	693,854	5.82%	0.40%	1.85%	(2.23%)	(2.17%)
American Funds IS Global Growth Fund Class 4
2016	$10.69	$11.45	3,597,971	$39,881,916	0.70%	0.40%	2.00%	(1.61%)	(0.03%)
2015	10.81	11.45	4,144,888	46,345,794	1.42%	0.40%	2.00%	4.58%	6.26%
2014	10.29	10.78	1,424,224	15,128,989	2.03%	0.40%	2.00%	0.04%	1.61%
11/06/2013 - 12/31/2013	10.58	10.61	68,070	720,733	See Note (6)	0.40%	1.95%	5.60%	5.64%
American Funds IS Global Small Capitalization Fund Class 4
2016	$9.83	$10.02	269,230	$2,676,622	0.17%	0.40%	2.00%	(0.01%)	1.44%
11/03/2015 - 12/31/2015	9.85	9.87	48,286	476,209	0.00%	0.40%	1.85%	(3.61%)	(3.54%)
American Funds IS Growth Fund Class 4
2016	$10.13	$12.39	24,270,285	$261,801,967	0.59%	0.30%	2.00%	7.06%	8.78%
2015	9.90	11.43	24,828,107	247,895,016	3.60%	0.40%	2.00%	5.58%	5.79%
05/13/2014 - 12/31/2014	10.75	10.81	366,639	3,961,069	2.65%	0.75%	1.50%	7.55%	7.55%
American Funds IS Growth-Income Fund Class 4
2016	$10.68	$11.98	25,849,115	$281,066,393	1.32%	0.40%	2.00%	9.06%	10.81%
2015	9.79	10.85	25,541,165	252,300,825	6.09%	0.40%	2.00%	(0.30%)	0.45%
05/19/2014 - 12/31/2014	10.75	10.80	750,221	8,101,537	4.10%	0.75%	1.50%	7.24%	7.24%
American Funds IS High-Income Bond Fund Class 4
2016	$10.87	$11.08	990,390	$10,865,001	9.47%	0.40%	2.00%	15.15%	16.83%
10/30/2015 - 12/31/2015	9.46	9.48	52,976	501,712	See Note (6)	0.40%	1.85%	(5.31%)	(5.31%)
American Funds IS International Fund Class 4
2016	$8.99	$9.38	2,850,606	$26,203,366	1.40%	0.40%	2.00%	1.18%	2.81%
2015	8.88	9.13	2,238,902	20,168,895	1.85%	0.40%	2.00%	(6.50%)	(5.13%)
05/13/2014 - 12/31/2014	9.53	9.62	918,721	8,793,086	4.02%	0.40%	1.85%	(4.83%)	(4.83%)
American Funds IS International Growth and Income Fund Class 4
2016	$8.57	$9.35	3,353,345	$30,194,240	2.55%	0.40%	2.00%	(0.82%)	0.78%
2015	8.60	9.28	2,992,909	26,968,404	2.32%	0.40%	2.00%	(7.69%)	(6.20%)
2014	9.27	9.89	1,827,170	17,753,951	6.02%	0.40%	2.00%	(5.16%)	(3.78%)
11/06/2013 - 12/31/2013	10.25	10.28	53,555	549,512	See Note (6)	0.40%	1.85%	2.55%	2.58%
American Funds IS Managed Risk Asset Allocation Fund Class P2
2016	$10.57	$11.12	7,433,311	$80,098,222	1.32%	0.40%	2.00%	5.16%	6.85%
2015	10.05	10.41	5,761,674	58,653,909	1.52%	0.40%	2.00%	(2.88%)	(1.47%)
2014	10.37	10.56	2,881,336	30,085,703	0.09%	0.40%	1.95%	1.02%	2.50%
11/04/2013 - 12/31/2013	10.28	10.31	367,816	3,784,550	See Note (6)	0.40%	1.85%	2.69%	2.69%

See Notes to Financial Statements	H-43	See explanation of references on page H-48

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
American Funds IS New World Fund Class 4
2016	$8.92	$10.13	2,663,757	$24,333,989	0.71%	0.30%	2.00%	2.97%	4.62%
2015	8.66	8.96	2,109,358	18,559,906	0.58%	0.40%	2.00%	(5.29%)	(3.76%)
2014	9.14	9.31	1,235,726	11,390,698	2.09%	0.40%	2.00%	(9.95%)	(8.50%)
11/06/2013 - 12/31/2013	10.15	10.18	58,679	596,339	See Note (6)	0.40%	2.00%	1.86%	1.93%
American Funds IS U.S. Government/AAA- Rated Securities Fund Class 4
2016	$9.95	$10.45	4,618,164	$46,987,916	1.04%	0.40%	2.00%	(0.95%)	0.59%
2015	10.04	10.39	3,732,734	38,059,278	2.07%	0.40%	2.00%	(0.72%)	0.88%
2014	10.11	10.30	1,987,612	20,250,748	3.74%	0.40%	2.00%	3.04%	4.34%
11/06/2013 - 12/31/2013	9.85	9.87	37,514	369,758	See Note (6)	0.40%	1.65%	(1.32%)	(1.32%)
BlackRock Capital Appreciation V.I. Class III
2016	$14.24	$18.81	2,061,670	$34,362,089	0.00%	0.75%	1.50%	(1.62%)	(0.88%)
2015	14.48	18.97	2,136,103	35,964,436	0.00%	0.75%	1.50%	5.02%	5.81%
2014	13.78	17.93	2,388,125	38,100,735	0.00%	0.75%	1.50%	6.94%	7.74%
2013 (7)	12.89	16.64	2,608,790	38,662,241	0.00%	0.75%	1.50%	31.41%	32.40%
2012	9.81	12.57	1,960,006	21,982,691	1.27%	0.75%	1.50%	11.87%	12.72%
BlackRock Global Allocation V.I. Class III
2016	$10.59	$13.08	169,103,542	$1,975,008,715	1.18%	0.40%	2.00%	1.76%	3.39%
2015	10.39	12.69	191,018,782	2,182,139,434	1.04%	0.40%	2.00%	(2.96%)	(1.40%)
2014	10.68	12.92	197,530,673	2,319,680,733	2.23%	0.40%	2.00%	(0.09%)	1.53%
2013	10.67	12.77	192,490,015	2,264,930,424	1.11%	0.40%	2.00%	12.15%	13.96%
2012	9.67	11.24	176,576,180	1,848,560,619	1.52%	0.40%	2.00%	7.78%	9.53%
BlackRock iShares Alternative Strategies V.I. Class I
2016	$10.31	$10.76	1,041,973	$10,941,468	2.91%	0.40%	2.00%	4.38%	6.05%
2015	9.88	10.15	841,006	8,400,718	3.55%	0.40%	2.00%	(2.84%)	(1.42%)
05/01/2014 - 12/31/2014	10.19	10.29	422,565	4,322,369	5.41%	0.40%	1.85%	2.01%	2.25%
BlackRock iShares Dynamic Allocation V.I. Class I
2016	$9.83	$10.25	1,626,322	$16,252,668	2.28%	0.40%	1.95%	4.44%	6.07%
2015	9.41	9.66	1,397,704	13,285,959	2.62%	0.40%	1.95%	(5.64%)	(4.26%)
05/09/2014 - 12/31/2014	9.99	10.09	507,566	5,089,457	3.31%	0.40%	1.95%	0.16%	0.16%
BlackRock iShares Dynamic Fixed Income V.I. Class I
2016	$9.81	$10.24	1,100,057	$10,981,435	2.11%	0.40%	2.00%	1.46%	3.09%
2015	9.67	9.93	813,528	7,949,852	2.46%	0.40%	2.00%	(3.01%)	(1.59%)
05/05/2014 - 12/31/2014	10.00	10.09	306,826	3,075,781	2.22%	0.40%	1.85%	0.14%	0.14%
BlackRock iShares Equity Appreciation V.I. Class I
2016	$9.78	$10.15	932,888	$9,227,803	1.88%	0.40%	2.00%	7.37%	8.88%
2015	9.08	9.32	693,778	6,367,633	2.20%	0.40%	2.00%	(8.35%)	(6.87%)
05/07/2014 - 12/31/2014	9.90	10.01	324,923	3,231,328	3.78%	0.40%	2.00%	(0.12%)	(0.12%)
Fidelity VIP Contrafund Service Class 2
2016	$13.64	$15.16	9,087,111	$129,225,919	0.67%	0.40%	2.00%	5.60%	7.30%
2015	12.89	14.13	8,297,345	111,244,172	0.95%	0.40%	2.00%	(1.57%)	0.01%
2014	13.07	14.13	5,323,193	72,219,421	1.03%	0.40%	2.00%	9.44%	11.21%
01/02/2013 - 12/31/2013	11.92	12.71	2,307,323	28,592,833	1.80%	0.40%	2.00%	25.80%	25.80%
Fidelity VIP FundsManager 60% Service Class 2
2016	$11.48	$13.23	16,165,663	$198,335,661	1.13%	0.40%	2.00%	2.58%	4.23%
2015	11.17	12.70	17,156,518	204,808,381	1.17%	0.40%	2.00%	(1.72%)	(0.13%)
2014	11.34	12.71	10,728,869	129,639,995	1.34%	0.40%	2.00%	3.18%	4.84%
2013	10.97	12.13	6,504,891	76,394,645	1.67%	0.40%	2.00%	16.05%	17.92%
05/02/2012 - 12/31/2012	10.17	10.28	1,903,388	19,446,272	3.77%	0.40%	2.00%	1.86%	2.16%
Fidelity VIP Government Money Market Service Class
2016	$9.49	$9.91	29,223,322	$281,583,163	0.10%	0.40%	2.00%	(1.87%)	(0.29%)
2015	9.67	9.94	30,806,492	300,809,271	0.01%	0.40%	2.00%	(1.97%)	(0.39%)
04/30/2014 - 12/31/2014	9.87	9.97	24,533,479	242,943,308	0.01%	0.40%	2.00%	(1.33%)	(0.26%)

See Notes to Financial Statements	H-44	See explanation of references on page H-48

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Fidelity VIP Strategic Income Service Class 2
2016	$10.27	$10.80	3,503,843	$36,818,740	3.94%	0.40%	2.00%	5.88%	7.59%
2015	9.70	10.04	2,837,173	27,942,914	3.14%	0.40%	2.00%	(3.88%)	(2.33%)
2014	10.09	10.28	1,705,810	17,339,350	5.82%	0.40%	2.00%	1.33%	2.96%
11/05/2013 - 12/31/2013	9.95	9.98	99,627	992,922	See Note (6)	0.40%	2.00%	(0.09%)	(0.09%)
First Trust Dorsey Wright Tactical Core Class I
2016	$9.82	$9.99	789,291	$7,805,815	0.91%	0.40%	1.85%	(0.89%)	(0.25%)
11/03/2015 - 12/31/2015	9.92	9.93	481,903	4,784,278	0.00%	1.10%	1.75%	(2.13%)	(2.13%)
First Trust/Dow Jones Dividend & Income Allocation Class I
2016	$10.14	$14.21	34,772,950	$461,050,789	1.17%	0.30%	2.00%	9.53%	11.29%
2015	11.09	12.77	16,936,050	203,392,624	2.11%	0.40%	2.00%	(1.89%)	(0.31%)
2014	11.28	12.81	14,347,175	175,643,722	0.82%	0.40%	2.00%	7.86%	9.60%
2013	10.44	11.69	8,654,689	98,458,115	1.06%	0.40%	2.00%	10.52%	12.30%
05/04/2012 - 12/31/2012	10.30	10.41	2,940,999	30,404,882	4.31%	0.40%	2.00%	4.18%	4.32%
First Trust Multi Income Allocation Class I
2016	$10.53	$10.94	858,691	$9,168,353	2.45%	0.40%	1.85%	7.30%	8.86%
2015	9.81	10.05	646,130	6,394,002	2.01%	0.40%	1.95%	(5.00%)	(3.61%)
05/14/2014 - 12/31/2014	10.32	10.43	458,764	4,753,659	2.79%	0.40%	1.95%	2.90%	2.90%
Franklin Founding Funds Allocation VIP Class 2
2016	$13.89	$15.82	1,254,104	$18,775,367	3.88%	0.75%	1.50%	11.50%	12.34%
2015	12.45	14.08	1,138,173	15,194,921	2.80%	0.75%	1.50%	(7.61%)	(6.91%)
2014	13.48	15.12	709,358	10,199,135	2.63%	0.75%	1.50%	1.32%	2.08%
2013	13.30	14.82	457,225	6,458,424	11.50%	0.75%	1.50%	21.93%	22.85%
2012	10.91	12.06	309,111	3,589,271	2.42%	0.75%	1.50%	13.61%	14.47%
Franklin Founding Funds Allocation VIP Class 4
2016	$11.54	$15.05	26,702,663	$339,747,629	3.72%	0.40%	2.00%	10.69%	12.47%
2015	10.40	13.54	31,595,843	361,612,095	2.77%	0.40%	2.00%	(8.10%)	(6.61%)
2014	11.29	14.67	37,391,068	463,595,554	2.74%	0.40%	2.00%	0.72%	2.34%
2013	11.19	14.51	34,904,969	429,268,623	10.11%	0.40%	2.00%	21.23%	23.19%
2012	9.84	11.92	27,866,284	281,823,553	2.72%	0.40%	2.00%	12.89%	14.71%
Franklin Income VIP Class 2
2016	$9.97	$10.27	2,092,953	$21,111,682	4.67%	0.30%	2.00%	11.94%	13.57%
05/06/2015 - 12/31/2015	8.93	9.02	681,094	6,103,987	2.59%	0.40%	1.85%	(9.97%)	(9.56%)
Franklin Mutual Global Discovery VIP Class 2
2016	$10.30	$17.36	13,999,486	$206,289,451	1.70%	0.30%	2.00%	9.96%	11.73%
2015	11.19	15.59	13,955,217	186,588,831	2.93%	0.40%	2.00%	(5.56%)	(4.03%)
2014	11.83	16.30	11,417,807	161,672,065	2.31%	0.40%	2.00%	3.62%	5.29%
2013	11.39	15.54	7,284,029	99,313,055	2.59%	0.40%	2.00%	25.72%	26.66%
2012	10.59	12.27	2,296,306	26,102,806	3.06%	0.75%	1.50%	11.67%	12.51%
Franklin Rising Dividends VIP Class 2
2016	$10.09	$15.19	10,003,909	$140,746,663	1.39%	0.30%	2.00%	13.75%	15.58%
2015	11.67	13.14	8,132,358	99,803,464	1.42%	0.40%	2.00%	(5.56%)	(4.03%)
2014	12.33	13.69	6,308,088	81,637,319	1.33%	0.40%	2.00%	6.57%	8.29%
01/03/2013 - 12/31/2013	11.54	12.64	3,202,526	39,120,914	1.14%	0.40%	2.00%	25.64%	25.64%
Templeton Global Bond VIP Class 2
2016	$9.24	$12.23	8,882,675	$86,217,009	0.00%	0.30%	2.00%	0.91%	2.53%
2015	9.14	11.97	8,791,978	83,842,346	7.77%	0.40%	2.00%	(6.20%)	(4.69%)
2014	9.72	12.60	6,421,265	64,880,109	4.98%	0.40%	2.00%	(0.18%)	1.43%
2013	9.72	12.47	3,172,523	32,168,476	4.60%	0.40%	2.00%	0.12%	0.87%
2012	11.09	12.36	220,722	2,537,573	5.81%	0.75%	1.50%	13.35%	14.20%
Ivy VIP Asset Strategy
2016	$8.29	$8.65	1,823,068	$15,402,009	0.57%	0.40%	2.00%	(4.49%)	(2.96%)
2015	8.68	8.92	1,897,465	16,667,679	0.34%	0.40%	2.00%	(10.03%)	(8.71%)
05/09/2014 - 12/31/2014	9.67	9.77	1,047,942	10,170,502	0.04%	0.40%	1.95%	(1.66%)	(1.66%)
Ivy VIP Energy
2016	$9.16	$9.80	2,795,729	$25,853,628	0.13%	0.30%	2.00%	31.89%	34.02%
05/01/2015 - 12/31/2015	6.94	7.02	650,366	4,532,752	0.01%	0.40%	2.00%	(30.42%)	(30.30%)

See Notes to Financial Statements	H-45	See explanation of references on page H-48

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Janus Aspen Series Balanced Service Shares
2016	$10.11	$13.20	107,014,619	$1,322,530,489	2.00%	0.30%	2.00%	2.26%	3.91%
2015	11.50	12.70	92,751,839	1,116,940,950	1.50%	0.40%	2.00%	(1.58%)	0.01%
2014	11.66	12.70	45,580,660	555,635,249	1.65%	0.40%	2.00%	6.10%	7.81%
01/08/2013 - 12/31/2013	10.97	11.78	21,913,660	253,480,455	1.88%	0.40%	2.00%	16.86%	16.86%
Janus Aspen Series Flexible Bond Service Shares
2016	$9.85	$10.28	2,601,100	$26,083,540	2.44%	0.40%	2.00%	0.25%	1.81%
2015	9.84	10.10	2,111,629	20,986,875	2.27%	0.40%	1.95%	(1.89%)	(0.46%)
05/06/2014 - 12/31/2014	10.05	10.15	846,509	8,532,151	5.17%	0.40%	1.85%	0.51%	0.58%
JPMorgan Insurance Trust Core Bond Class 1
2016	$14.26	$14.63	29,216	$427,188	2.72%	1.40%	1.60%	0.50%	0.70%
2015	14.19	14.52	31,509	457,178	3.63%	1.40%	1.60%	(0.49%)	(0.29%)
2014	14.26	14.57	34,315	499,408	3.62%	1.40%	1.60%	3.25%	3.46%
2013	13.81	14.08	37,826	532,180	4.27%	1.40%	1.60%	(3.03%)	(2.84%)
2012	14.24	14.49	39,152	566,888	4.67%	1.40%	1.60%	3.66%	3.86%
JPMorgan Insurance Trust Global Allocation Class 2
2016	$9.71	$9.97	426,423	$4,191,901	3.38%	0.40%	2.00%	3.75%	5.41%
05/04/2015 - 12/31/2015	9.36	9.46	270,644	2,545,334	3.71%	0.40%	2.00%	(5.88%)	(5.88%)
JPMorgan Insurance Trust Income Builder Class 2
2016	$9.86	$10.13	648,065	$6,463,331	4.14%	0.40%	2.00%	4.10%	5.78%
05/06/2015 - 12/31/2015	9.47	9.58	291,766	2,772,891	8.63%	0.40%	2.00%	(4.18%)	(4.18%)
JPMorgan Insurance Trust Mid Cap Value Class 1
2016	$25.02	$25.66	3,813	$97,391	0.86%	1.40%	1.60%	12.88%	13.11%
2015	22.17	22.69	3,876	87,570	0.99%	1.40%	1.60%	(4.20%)	(4.01%)
2014	23.14	23.64	3,963	93,285	0.55%	1.40%	1.60%	13.28%	13.51%
2013	20.43	20.82	5,339	110,832	0.83%	1.40%	1.60%	30.20%	30.46%
2012	15.69	15.96	5,994	95,439	0.85%	1.40%	1.60%	18.46%	18.70%
JPMorgan Insurance Trust U.S. Equity Class 1
2016	$23.52	$23.52	2,353	$55,336	0.99%	1.40%	1.40%	9.40%	9.40%
2015	21.50	21.50	2,433	52,289	1.13%	1.40%	1.40%	(0.54%)	(0.54%)
2014	21.61	21.61	2,679	57,893	0.90%	1.40%	1.40%	12.32%	12.32%
2013	19.24	19.24	2,960	56,954	1.27%	1.40%	1.40%	34.48%	34.48%
2012	14.31	14.31	3,223	46,122	1.74%	1.40%	1.40%	16.01%	16.01%
ClearBridge Variable Aggressive Growth - Class II
2016	$9.74	$9.93	375,796	$3,692,453	0.70%	0.40%	2.00%	(0.71%)	0.53%
11/03/2015 - 12/31/2015	9.85	9.87	64,765	638,633	0.64%	0.40%	1.65%	(3.34%)	(3.27%)
Lord Abbett Bond Debenture Class VC
2016	$11.12	$12.22	5,866,815	$68,036,796	5.03%	0.40%	2.00%	9.92%	11.69%
2015	10.10	10.94	5,177,743	54,280,623	4.52%	0.40%	2.00%	(3.48%)	(1.92%)
2014	10.44	11.15	3,596,954	38,865,874	6.20%	0.40%	2.00%	2.28%	3.93%
01/02/2013 - 12/31/2013	10.19	10.73	1,800,984	19,023,405	11.14%	0.40%	2.00%	5.82%	6.24%
Lord Abbett International Core Equity Class VC
2016	$8.38	$12.44	5,059,147	$58,308,401	2.67%	0.40%	2.00%	(3.68%)	(2.13%)
2015	8.70	12.76	5,001,721	59,337,178	1.56%	0.40%	2.00%	(3.72%)	(2.17%)
2014	9.04	13.09	4,224,106	52,268,554	1.31%	0.40%	2.00%	(10.82%)	(10.15%)
2013	11.67	14.57	2,288,822	31,715,991	2.04%	0.75%	1.50%	21.33%	22.24%
2012	9.62	11.92	887,228	9,887,817	2.19%	0.75%	1.50%	13.41%	14.27%
Lord Abbett Total Return Class VC
2016	$10.07	$12.49	25,285,912	$283,114,112	2.62%	0.40%	2.00%	2.20%	3.85%
2015	9.85	12.07	25,005,242	272,387,576	2.79%	0.40%	2.00%	(2.62%)	(1.05%)
2014	10.12	12.24	22,125,357	245,477,681	2.34%	0.40%	2.00%	4.50%	5.29%
2013	10.36	11.63	13,662,820	145,137,285	2.84%	0.75%	1.50%	(2.58%)	(1.84%)
2012	10.58	11.84	4,488,422	49,547,933	3.18%	0.75%	1.50%	5.23%	6.02%

See Notes to Financial Statements	H-46	See explanation of references on page H-48

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
MFS Total Return Series - Service Class
2016	$10.12	$14.84	27,639,529	$369,435,455	2.81%	0.30%	2.00%	6.67%	8.38%
2015	11.23	13.86	22,077,173	275,386,885	2.42%	0.40%	2.00%	(2.55%)	(0.98%)
2014	11.50	14.16	19,182,534	245,389,009	1.75%	0.40%	2.00%	6.09%	7.80%
2013	10.82	13.30	12,789,202	154,905,751	2.00%	0.40%	2.00%	16.39%	18.26%
2012	10.29	11.38	4,858,231	50,782,667	2.62%	0.40%	2.00%	8.73%	10.49%
MFS Utilities Series - Service Class
2016	$10.56	$12.40	3,228,395	$36,521,402	4.16%	0.40%	2.00%	9.04%	10.79%
2015	9.66	11.19	2,760,090	28,475,673	4.05%	0.40%	2.00%	(16.45%)	(15.10%)
2014	11.54	13.18	3,250,292	40,479,521	2.10%	0.40%	2.00%	10.24%	12.02%
01/02/2013 - 12/31/2013	10.45	11.77	860,725	9,770,096	2.39%	0.40%	2.00%	16.21%	16.21%
MFS Value Series - Service Class
2016	$17.59	$21.51	3,957,067	$74,782,485	1.87%	0.75%	1.50%	12.09%	12.93%
2015	15.69	19.05	4,178,023	70,018,651	2.13%	0.75%	1.50%	(2.41%)	(1.67%)
2014	16.08	19.37	3,946,952	67,462,964	1.41%	0.75%	1.50%	8.56%	9.38%
2013	14.81	17.71	2,880,977	45,232,638	1.07%	0.75%	1.50%	33.58%	34.58%
2012	11.09	13.16	1,625,561	19,270,734	1.55%	0.75%	1.50%	14.15%	15.01%
MFS Massachusetts Investors Growth Stock - Service Class
2016	$10.14	$10.28	6,711,748	$68,909,823	0.38%	0.75%	1.50%	4.27%	5.05%
03/27/2015 - 12/31/2015	9.72	9.78	7,107,735	69,496,824	0.61%	0.75%	1.50%	(2.75%)	(2.19%)
Neuberger Berman AMT Absolute Return Multi-Manager Class S
2016	$9.54	$9.69	43,063	$412,716	0.00%	0.40%	1.75%	(2.36%)	(1.73%)
11/18/2015 - 12/31/2015	9.77	9.78	4,525	44,231	0.00%	1.10%	1.75%	(1.47%)	(1.47%)
Oppenheimer Global Fund/VA Service Shares
2016	$9.52	$9.70	193,754	$1,856,673	0.75%	0.40%	2.00%	(1.88%)	(1.30%)
11/13/2015 - 12/31/2015	9.73	9.74	10,774	104,875	0.00%	1.15%	1.75%	(0.57%)	(0.53%)
Oppenheimer International Growth Fund/VA Service Shares
2016	$9.38	$9.56	359,358	$3,397,657	0.81%	0.40%	2.00%	(4.40%)	(3.10%)
10/30/2015 - 12/31/2015	9.84	9.86	30,407	299,519	0.00%	0.40%	1.75%	(1.49%)	(1.49%)
PIMCO All Asset All Authority - Advisor Class
2016	$8.88	$9.26	542,324	$4,902,835	2.95%	0.40%	2.00%	11.31%	13.10%
2015	7.98	8.19	372,038	3,000,639	2.95%	0.40%	2.00%	(14.14%)	(12.75%)
05/09/2014 - 12/31/2014	9.29	9.39	272,931	2,546,554	10.96%	0.40%	2.00%	(7.26%)	(7.26%)
PIMCO CommodityRealReturn Strategy - Advisor Class
2016	$5.46	$10.07	1,335,186	$7,664,516	1.04%	0.30%	2.00%	12.77%	14.41%
2015	4.87	5.25	910,614	4,605,365	4.61%	0.40%	1.95%	(27.03%)	(25.96%)
2014	6.67	7.15	863,444	5,943,758	0.27%	0.40%	1.95%	(20.11%)	(18.94%)
01/04/2013 - 12/31/2013	8.35	8.89	606,467	5,156,923	1.02%	0.40%	1.85%	(14.71%)	(14.71%)
Jennison Class II
2016	$19.77	$20.86	17,740	$354,124	0.00%	1.40%	1.75%	(3.00%)	(2.66%)
2015	20.38	21.43	19,719	406,002	0.00%	1.40%	1.75%	9.10%	9.49%
2014	18.68	19.58	20,021	377,567	0.00%	1.40%	1.75%	7.68%	8.06%
2013	17.35	18.12	21,252	371,764	0.00%	1.40%	1.75%	34.73%	35.20%
2012	12.88	13.40	21,440	278,181	0.00%	1.40%	1.75%	13.72%	14.12%
SP International Growth Class II
2016	$13.92	$14.72	14,385	$202,331	0.00%	1.40%	1.75%	(5.82%)	(5.49%)
2015	14.78	15.57	16,566	247,639	0.00%	1.40%	1.75%	1.30%	1.65%
2014	14.59	15.32	18,351	270,374	0.00%	1.40%	1.75%	(7.75%)	(7.43%)
2013	15.81	16.55	18,413	293,852	0.00%	1.40%	1.75%	16.46%	17.13%
2012	13.58	14.13	18,471	252,862	0.00%	1.40%	1.75%	19.74%	20.16%
SP Prudential U.S. Emerging Growth Class II
2016	$25.61	$27.02	14,581	$375,455	0.00%	1.40%	1.75%	2.02%	2.37%
2015	25.11	26.40	14,641	369,492	0.00%	1.40%	1.75%	(4.42%)	(4.09%)
2014	26.27	27.52	14,317	378,018	0.00%	1.40%	1.75%	7.26%	7.63%
2013	24.49	25.57	14,342	352,902	0.00%	1.40%	1.75%	25.62%	26.06%
2012	19.50	20.28	14,388	281,736	0.00%	1.40%	1.75%	14.42%	14.82%

See Notes to Financial Statements	H-47	See explanation of references on page H-48

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Value Class II
2016	$18.97	$20.02	7,086	$139,067	0.00%	1.40%	1.75%	9.04%	9.42%
2015	17.40	18.29	9,315	166,883	0.00%	1.40%	1.75%	(10.13%)	(9.82%)
2014	19.36	20.28	11,486	227,422	0.00%	1.40%	1.75%	7.76%	8.14%
2013	17.97	18.76	12,685	232,234	0.00%	1.40%	1.75%	30.23%	30.69%
2012	13.80	14.35	13,603	190,730	0.56%	1.40%	1.75%	12.15%	12.55%
Schwab VIT Balanced
2016	$10.22	$11.53	4,573,038	$52,603,578	1.06%	0.60%	1.00%	3.74%	4.15%
2015	9.85	11.07	4,158,299	45,981,448	1.02%	0.60%	1.00%	(2.59%)	(2.59%)
2014	11.36	11.36	3,592,206	40,815,210	0.58%	0.60%	0.60%	3.53%	3.53%
2013	10.98	10.98	2,364,119	25,946,596	0.13%	0.60%	0.60%	6.25%	6.25%
09/06/2012 - 12/31/2012	10.33	10.33	194,239	2,006,339	0.00%	0.60%	0.60%	1.35%	1.35%
Schwab VIT Balanced with Growth
2016	$10.38	$12.24	10,156,593	$122,988,482	1.29%	0.60%	1.00%	5.32%	5.74%
2015	9.85	11.58	9,449,983	108,559,408	1.24%	0.60%	1.00%	(3.06%)	(3.06%)
2014	11.94	11.94	7,816,994	93,344,353	0.76%	0.60%	0.60%	3.53%	3.53%
2013	11.53	11.53	5,754,492	66,374,416	0.04%	0.60%	0.60%	10.13%	10.13%
10/02/2012 - 12/31/2012	10.47	10.47	131,959	1,382,119	0.00%	0.60%	0.60%	0.79%	0.79%
Schwab VIT Growth
2016	$10.53	$13.07	9,713,795	$126,342,860	1.36%	0.60%	1.00%	6.60%	7.02%
2015	9.88	12.22	9,591,644	116,693,982	1.30%	0.60%	1.00%	(3.43%)	(3.43%)
2014	12.65	12.65	8,114,949	102,661,192	0.80%	0.60%	0.60%	3.35%	3.35%
2013	12.24	12.24	5,915,879	72,417,931	0.03%	0.60%	0.60%	14.87%	14.87%
10/09/2012 - 12/31/2012	10.66	10.66	30,296	322,843	0.00%	0.60%	0.60%	2.10%	2.10%
State Street Total Return V.I.S. Class 3
2016	$10.16	$18.41	30,770,276	$465,604,170	1.58%	0.30%	2.00%	3.99%	5.66%
2015	10.67	17.42	33,170,514	487,260,624	1.52%	0.40%	2.00%	(3.30%)	(1.74%)
2014	11.01	17.73	33,433,586	514,307,423	1.52%	0.40%	2.00%	2.99%	4.65%
2013	10.67	16.94	31,831,721	486,525,393	1.40%	0.40%	2.00%	12.37%	14.18%
2012	10.00	14.84	25,008,863	347,372,932	1.64%	0.40%	2.00%	10.02%	11.80%
VanEck VIP Global Hard Assets Class S
2016	$7.63	$8.40	2,635,249	$21,129,905	0.28%	0.40%	2.00%	40.58%	42.84%
2015	5.43	5.93	1,604,342	9,153,344	0.03%	0.40%	2.00%	(34.94%)	(33.89%)
2014	8.27	9.04	908,958	7,848,908	0.00%	0.40%	2.00%	(20.95%)	(19.67%)
01/03/2013 - 12/31/2013	10.35	11.34	401,574	4,316,470	0.17%	0.40%	2.00%	6.26%	6.26%

(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year or period ended. The lowest and highest AUV may be the same for a variable account if there is only one product which had investments at the end of the year or period.
(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(3)	The expense ratios represent annualized contract fees and expenses of the Separate Account divided by the average daily net assets for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.
(4)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.30% to 2.00% based on the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range from lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those contracts which commenced operations subsequent to the beginning of the year or period indicated for each Variable Account may not be within the ranges presented, and these contracts are excluded when calculating the total returns from lowest to highest as presented in the table. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(5)	Operations commenced or resumed during 2016 (See Note 1 in Notes to Financial Statements).
(6)	Subsequent to commencement of operations, the American Funds IS Blue Chip Income and Growth Fund Class 4, American Funds IS Bond Fund Class 4, American Funds IS Global Balanced Fund Class 4, American Funds IS Global Growth Fund Class 4, American Funds IS High-Income Bond Fund Class 4, American Funds IS International Growth and Income Fund Class 4, American Funds IS Managed Risk Asset Allocation Fund Class P2, American Funds IS New World Fund Class 4, American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4, and Fidelity VIP Strategic Income Service Class 2 Variable Accounts received their annual distributions. The annualized investment income ratios were 11.92%, 12.14%, 10.77%, 10.37%, 41.92%, 19.90%, 10.00%, 14.52%, 10.91% and 36.87%, respectively. Prior to annualization, the ratios were 1.60%, 1.27%, 1.10%, 0.94%, 5.38%, 1.48%, 1.14%, 1.30%, 0.98%, and 3.74% respectively.
(7)	Investment income ratio represents less than 0.005%.

See Notes to Financial Statements	H-48

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account A (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2016, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Prudential Series Fund, Inc., Schwab VIT Portfolios, State Street Variable Insurance Series Funds, Inc. (formerly GE Investments Funds, Inc.), and VanEck VIP Trust. The Variable Accounts with no units outstanding during the entire reporting period are not presented in this annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this report or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Developing Growth and State Street Total Return V.I.S. Class 3 Variable Accounts and Portfolios were formerly named Small-Cap Growth and GE Investments Total Return Class 3 Variable Accounts and Portfolios, respectively.

The PSF DFA Balanced Allocation Variable Accounts commenced or resumed operations on May 3, 2016.

On March 6, 2015, the net assets of the PIMCO Global Multi-Asset Managed Allocation Portfolio - Advisor Class, the underlying Portfolio for the PIMCO Global Multi-Asset Managed Allocation - Advisor Class Variable Account, were transferred to the Janus Aspen Series Balanced Portfolio Service Shares, the underlying Portfolio for the Janus Aspen Series Balanced Service Shares Variable Account through a substitution (the “March 6, 2015 Substitution”). In connection with the March 6, 2015 Substitution, any units that remained in the PIMCO Global Multi-Asset Managed Allocation - Advisor Class Variable Account after the close of business on March 6, 2015 were transferred to the Janus Aspen Series Balanced Service Shares Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Janus Aspen Series Balanced Portfolio and PIMCO Global Multi-Asset Managed Allocation Portfolio, as of the close of business on March 6, 2015. The PIMCO Global Multi-Asset Managed Allocation - Advisor Class Variable Account is not included in this annual report.

On March 27, 2015, the net assets of the MFS Investors Growth Stock Series Portfolio - Service Class, the underlying Portfolio for the MFS Investors Growth Stock Series - Service Class Variable Account, were transferred to the MFS Massachusetts Investors Growth Stock Portfolio - Service Class, the underlying Portfolio for the MFS Massachusetts Investors Growth Stock - Service Class Variable Account through a substitution (the “March 27, 2015 Substitution”). In connection with the March 27, 2015 Substitution, any units that remained in the MFS Investors Growth Stock Series - Service Class Variable Account after the close of business on March 27, 2015 were transferred to the MFS Massachusetts Investors Growth Stock - Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the MFS Massachusetts Investors Growth Stock Portfolio and MFS Investors Growth Series Portfolio, as of the close of business on March 27, 2015. The MFS Investors Growth Stock Series - Service Class Variable Account is not included in this annual report.

On October 30, 2015, the net assets of Pacific Select Fund’s American Funds Asset Allocation Portfolio Class I, American Funds Growth Portfolio Class I, and American Funds Growth-Income Portfolio Class I (collectively, the “Liquidated Portfolios”), the underlying Portfolios for the American Funds Asset Allocation, American Funds Growth, and American Funds Growth-Income Variable Accounts (collectively, the “Liquidated Variable Accounts”), respectively, were transferred to the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 (collectively, the “Substituted Portfolios”), the underlying Portfolios for the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 Variable Accounts (collectively, the “Substituted Variable Accounts”), respectively, through a liquidation and plan of substitution (the “October 30, 2015 Substitutions”). In connection with the October 30, 2015 Substitutions, any units that remained in each of the Liquidated Variable Accounts after the close of business on October 30, 2015 were transferred to the respective Substituted Variable Accounts. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Substituted Portfolios and Liquidated Portfolios, as of the close of business on October 30, 2015. The Liquidated Variable Accounts are not included in this annual report.

On October 31, 2016, the Absolute Return Variable Account was liquidated. Because the Variable Account was liquidated prior to December 31, 2016, no other information for the Variable Account is presented in this annual report.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium deferred variable annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

D. Contracts in Payout Period

Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table or 2012 IAR Mortality Table depending on the year of annuitization. The assumed investment return is 4.0 or 5.0 percent depending on the product. The mortality risk is fully borne by Pacific Life and may result in additional amounts being transferred into the Variable Accounts by Pacific Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to Pacific Life. These transfers, if any, are shown as adjustments to net assets allocated to contracts in payout (annuitization) period in the accompanying Statements of Changes in Net Assets.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2016.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative fees Pacific Life assumes, and any additional death benefit rider charges, if applicable. Contracts funded by the Separate Account currently being sold or administered, along with the total annual expense ratios, are summarized in the following table. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates based on the average daily net assets of each Variable Account and result in a direct reduction in unit values:

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options

Pacific One and Pacific Portfolios Contracts	Standard Death Benefit	With Stepped-Up Death Benefit Rider	With Premier Death Benefit Rider
M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.40%	1.60%

Pacific Value and Pacific Innovations Contracts
M&E Charge	1.25%	1.25%	1.25%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.40%	1.60%	1.75%

Pacific One Select (issued prior to 8/1/2006) and Pacific Innovations Select Contracts
M&E Charge	1.40%	1.40%	1.40%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.65%	1.85%	2.00%

Pacific One Select (issued on or after 8/1/2006) and Pacific Value Edge Contracts
M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.75%	1.95%

Pacific Odyssey Contracts (issued prior to 12/1/2016)
M&E Charge	0.15%	0.15%	0.15%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	0.40%	0.60%	0.75%

Pacific Odyssey Contracts (issued on or after 12/1/2016)
M&E Charge	0.15%	0.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	0.30%	0.50%

Pacific Value Select Contracts
M&E Charge	1.45%	1.45%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.60%	1.80%

	Death Benefit Options

Pacific Destinations B Contracts	Standard Death Benefit	With Stepped-Up Death Benefit Rider	With Premier Death Benefit Rider
M&E Charge	1.15%	1.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.30%	1.50%

Pacific Journey Contracts
M&E Charge	0.90%	0.90%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.05%	1.25%

Pacific Voyages Contracts
M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.15%	1.35%

Pacific Choice Contracts (Without Stepped-Up Death Benefit II Rider Charge)	Standard Death Benefit With 5 Year Option	Standard Death Benefit With 3 Year Option	Standard Death Benefit With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%

Total Annual Expenses	1.20%	1.50%	1.60%

Pacific Choice Contracts (With Stepped-Up Death Benefit II Rider Charge)
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	0.20%	0.20%	0.20%

Total Annual Expenses	1.40%	1.70%	1.80%

Schwab Retirement Income Variable Annuity Contracts	Standard Death Benefit	With Return of Purchase Payments Death Benefit Rider	With Stepped- Up Death Benefit Rider
M&E Charge	0.35%	0.35%	0.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.40%

Total Annual Expenses	0.60%	0.80%	1.00%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
		With
		Stepped-Up
		Death Benefit
Pacific Destinations		Rider or
and Pacific	Standard	Stepped-Up
Destination O -	Death	Death Benefit II
Series Contracts	Benefit	Rider
M&E Charge	0.60%	0.60%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.75%	0.95%

	Death Benefit Options
	Without			With
	Stepped-Up	With	With Four	Stepped-Up
Pacific	Death Benefit	Stepped-Up	Year	Death Benefit
Journey	Rider and Four	Death Benefit	Withdrawal	Rider and Four
Select	Year Withdrawal	Rider	Charge	Year Withdrawal
Contracts	Charge Option	Only	Option Only	Charge Option
M&E Charge	0.95%	0.95%	0.95%	0.95%
Administrative Fee	0.15%	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.35%	0.35%

Total Annual Expenses	1.10%	1.30%	1.45%	1.65%

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in net assets derived from Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations; and maintenance fees, any other optional benefit riders and state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for class I shares and a class-specific 12b-1 distribution and service fee for class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in Note 6 in the Notes to Financial Statements of PSF, which are included in Section D of this report. For the year ended December 31, 2016, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2016, were as follows:

Variable Accounts	Purchases	Sales
Core Income	$6,189,199	$2,922,551
Diversified Bond	57,207,707	48,342,309
Floating Rate Income	20,652,216	22,681,324
Floating Rate Loan	33,215,525	28,999,322
High Yield Bond	76,903,037	77,708,981
Inflation Managed	19,559,394	51,728,307
Inflation Strategy	4,043,671	6,948,593
Managed Bond	42,263,758	95,775,352
Short Duration Bond	60,162,482	67,423,094
Emerging Markets Debt	12,370,925	10,697,429
Comstock	13,405,582	32,259,736
Developing Growth	14,006,031	23,852,162
Dividend Growth	46,941,573	39,176,046
Equity Index	137,501,701	100,910,553

Variable Accounts	Purchases	Sales
Focused Growth	$21,769,055	$38,899,367
Growth	21,878,318	45,769,432
Large-Cap Growth	14,940,611	43,844,112
Large-Cap Value	17,639,632	38,297,826
Long/Short Large-Cap	2,790,245	9,656,135
Main Street Core	23,951,433	47,482,929
Mid-Cap Equity	19,499,208	43,392,569
Mid-Cap Growth	15,573,957	31,903,606
Mid-Cap Value	18,065,655	18,367,074
Small-Cap Equity	20,800,507	13,205,923
Small-Cap Index	20,477,859	30,446,278
Small-Cap Value	26,247,551	25,272,996
Value Advantage	11,825,200	3,571,907
Emerging Markets	28,768,293	43,907,669

I-4

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
International Large-Cap	$19,184,230	$35,468,196
International Small-Cap	7,382,165	16,003,415
International Value	10,670,372	22,218,486
Health Sciences	33,384,331	78,205,540
Real Estate	25,640,369	42,271,285
Technology	16,191,645	21,350,718
Currency Strategies	4,108,503	3,344,226
Diversified Alternatives	804,837	57,575
Equity Long/Short	11,268,022	7,426,176
Global Absolute Return	2,713,184	3,004,652
Pacific Dynamix - Conservative Growth	92,473,193	58,251,494
Pacific Dynamix - Moderate Growth	217,194,862	148,366,204
Pacific Dynamix - Growth	78,224,835	93,306,595
Portfolio Optimization Conservative	400,559,862	624,819,090
Portfolio Optimization Moderate-Conservative	101,525,748	499,573,634
Portfolio Optimization Moderate	170,631,788	1,647,901,145
Portfolio Optimization Growth	49,022,313	1,368,372,909
Portfolio Optimization Aggressive-Growth	32,224,620	290,177,479
PSF DFA Balanced Allocation (1)	32,031,005	989,256
Invesco V.I. Balanced-Risk Allocation Series II	69,989,205	59,163,119
Invesco V.I. Equity and Income Series II	17,888,620	4,378,365
Invesco V.I. Global Real Estate Series II	4,005,309	1,953,952
American Century VP Mid Cap Value Class II	43,895,631	10,486,581
American Funds IS Asset Allocation Fund Class 4	481,629,711	262,473,301
American Funds IS Blue Chip Income and Growth Fund Class 4	54,932,583	7,170,147
American Funds IS Bond Fund Class 4	20,077,141	5,659,211
American Funds IS Capital Income Builder Class 4	25,626,681	5,849,846
American Funds IS Global Balanced Fund Class 4	9,505,858	901,196
American Funds IS Global Bond Fund Class 4	5,589,267	1,483,870
American Funds IS Global Growth and Income Fund Class 4	7,991,278	1,048,618
American Funds IS Global Growth Fund Class 4	15,545,864	18,088,315
American Funds IS Global Small Capitalization Fund Class 4	2,909,680	560,437
American Funds IS Growth Fund Class 4	60,740,555	45,291,220
American Funds IS Growth-Income Fund Class 4	66,683,670	34,136,208
American Funds IS High-Income Bond Fund Class 4	15,047,752	5,020,342
American Funds IS International Fund Class 4	11,920,583	4,440,263
American Funds IS International Growth and Income Fund Class 4	8,282,691	4,555,238
American Funds IS Managed Risk Asset Allocation Fund Class P2	29,199,390	9,870,330
American Funds IS New World Fund Class 4	7,887,775	2,952,423
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	60,003,123	49,946,511
BlackRock Capital Appreciation V.I. Class III	2,651,142	3,310,414
BlackRock Global Allocation V.I. Class III	77,088,245	334,772,321
BlackRock iShares Alternative Strategies V.I. Class I	5,544,789	3,208,660
BlackRock iShares Dynamic Allocation V.I. Class I	5,497,423	3,191,777
BlackRock iShares Dynamic Fixed Income V.I. Class I	6,436,557	3,443,310
BlackRock iShares Equity Appreciation V.I. Class I	3,612,343	1,367,637

(1)	Operations commenced or resumed during 2016.

Variable Accounts	Purchases	Sales
Fidelity VIP Contrafund Service Class 2	$42,849,529	$24,468,591
Fidelity VIP FundsManager 60% Service Class 2	49,377,260	55,695,681
Fidelity VIP Government Money Market Service Class	306,376,562	325,602,159
Fidelity VIP Strategic Income Service Class 2	17,351,430	9,434,191
First Trust Dorsey Wright Tactical Core Class I	8,151,963	5,270,797
First Trust/Dow Jones Dividend & Income Allocation Class I	272,148,649	36,408,635
First Trust Multi Income Allocation Class I	3,128,956	803,725
Franklin Founding Funds Allocation VIP Class 2	4,492,742	1,877,900
Franklin Founding Funds Allocation VIP Class 4	35,015,005	73,375,372
Franklin Income VIP Class 2	15,542,465	1,723,344
Franklin Mutual Global Discovery VIP Class 2	39,887,637	24,498,784
Franklin Rising Dividends VIP Class 2	69,757,974	30,188,736
Templeton Global Bond VIP Class 2	19,130,135	19,089,270
Ivy VIP Asset Strategy	2,958,475	3,709,149
Ivy VIP Energy	24,486,749	8,033,327
Janus Aspen Series Balanced Service Shares	320,945,149	130,057,013
Janus Aspen Series Flexible Bond Service Shares	15,948,253	10,710,982
JPMorgan Insurance Trust Core Bond Class 1	12,450	40,042
JPMorgan Insurance Trust Global Allocation Class 2	2,297,377	745,039
JPMorgan Insurance Trust Income Builder Class 2	5,565,825	1,972,646
JPMorgan Insurance Trust Mid Cap Value Class 1	5,469	2,831
JPMorgan Insurance Trust U.S. Equity Class 1	2,383	2,513
ClearBridge Variable Aggressive Growth - Class II	4,193,919	1,048,279
Lord Abbett Bond Debenture Class VC	28,523,556	18,486,435
Lord Abbett International Core Equity Class VC	6,033,110	4,576,782
Lord Abbett Total Return Class VC	44,658,736	36,833,339
MFS Total Return Series - Service Class	133,780,576	46,385,658
MFS Utilities Series - Service Class	28,942,625	21,999,354
MFS Value Series - Service Class	10,724,634	8,076,850
MFS Massachusetts Investors Growth Stock - Service Class	10,323,929	6,703,700
Neuberger Berman AMT Absolute Return Multi-Manager Class S	437,534	71,735
Oppenheimer Global Fund/VA Service Shares	1,895,683	172,974
Oppenheimer International Growth Fund/VA Service Shares	3,996,643	781,183
PIMCO All Asset All Authority - Advisor Class	5,603,504	4,005,072
PIMCO CommodityRealReturn Strategy - Advisor Class	5,391,541	3,080,527
Jennison Class II	-	46,954
SP International Growth Class II	-	34,880
SP Prudential U.S. Emerging Growth Class II	-	7,851
Value Class II	-	46,003
Schwab VIT Balanced	11,316,717	6,585,349
Schwab VIT Balanced with Growth	16,416,747	7,638,189
Schwab VIT Growth	14,509,997	12,129,478
State Street Total Return V.I.S. Class 3	42,864,875	76,129,218
VanEck VIP Global Hard Assets Class S	18,992,761	12,508,268

7. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Level 2	–	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3	–	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2016, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section G of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2016 and 2015 were as follows:

	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income (1)	636,385	(301,276)	335,109	250,644	(48,115)	202,529
Diversified Bond	5,536,610	(4,567,265)	969,345	4,985,179	(3,221,414)	1,763,765
Floating Rate Income	2,154,392	(2,321,350)	(166,958)	2,503,231	(1,260,434)	1,242,797
Floating Rate Loan	3,754,047	(3,290,654)	463,393	4,201,348	(4,930,567)	(729,219)
High Yield Bond	5,680,797	(5,145,594)	535,203	5,151,680	(7,045,886)	(1,894,206)
Inflation Managed	2,012,953	(3,456,825)	(1,443,872)	1,730,753	(3,742,924)	(2,012,171)
Inflation Strategy	464,497	(740,795)	(276,298)	668,122	(736,104)	(67,982)
Managed Bond	4,514,087	(6,439,619)	(1,925,532)	4,692,751	(6,397,334)	(1,704,583)
Short Duration Bond	7,431,047	(7,798,518)	(367,471)	9,281,381	(6,997,684)	2,283,697
Emerging Markets Debt	1,371,862	(1,180,116)	191,746	612,160	(688,523)	(76,363)
Comstock	1,261,972	(2,292,576)	(1,030,604)	2,140,307	(1,953,360)	186,947
Developing Growth	1,423,923	(1,946,405)	(522,482)	2,884,314	(2,409,255)	475,059
Dividend Growth	3,811,591	(2,998,405)	813,186	2,881,819	(2,932,615)	(50,796)
Equity Index	10,029,189	(6,020,736)	4,008,453	10,125,863	(5,609,524)	4,516,339
Focused Growth	1,540,262	(2,226,488)	(686,226)	2,650,706	(1,491,907)	1,158,799
Growth	1,416,105	(2,020,158)	(604,053)	2,079,764	(1,615,406)	464,358
Large-Cap Growth	1,432,726	(3,685,156)	(2,252,430)	3,818,657	(2,746,128)	1,072,529
Large-Cap Value	1,461,418	(2,310,997)	(849,579)	1,810,001	(2,197,055)	(387,054)
Long/Short Large-Cap	244,780	(680,489)	(435,709)	695,241	(1,266,067)	(570,826)
Main Street Core	1,728,542	(2,238,037)	(509,495)	1,266,706	(2,450,067)	(1,183,361)
Mid-Cap Equity	1,249,876	(1,928,223)	(678,347)	1,916,709	(1,693,127)	223,582
Mid-Cap Growth	1,632,126	(2,565,612)	(933,486)	3,290,079	(2,887,501)	402,578
Mid-Cap Value	1,176,209	(1,044,392)	131,817	1,362,434	(1,068,754)	293,680
Small-Cap Equity	1,244,744	(767,123)	477,621	614,111	(646,849)	(32,738)
Small-Cap Index	1,601,284	(1,717,353)	(116,069)	2,279,461	(2,078,802)	200,659
Small-Cap Value	1,516,660	(1,199,979)	316,681	1,160,915	(1,153,664)	7,251
Value Advantage	937,774	(310,310)	627,464	667,322	(759,222)	(91,900)
Emerging Markets	2,356,077	(2,462,639)	(106,562)	2,758,608	(2,114,513)	644,095
International Large-Cap	2,529,496	(3,467,500)	(938,004)	4,846,379	(3,874,559)	971,820
International Small-Cap	799,874	(1,550,217)	(750,343)	2,095,006	(1,547,926)	547,080
International Value	1,625,589	(2,624,611)	(999,022)	2,186,186	(2,308,451)	(122,265)
Health Sciences	2,092,537	(3,154,428)	(1,061,891)	4,383,145	(2,574,618)	1,808,527
Real Estate	1,780,406	(2,071,138)	(290,732)	2,361,320	(2,935,264)	(573,944)
Technology	1,924,938	(2,486,568)	(561,630)	2,679,968	(2,088,384)	591,584
Currency Strategies	402,197	(326,909)	75,288	161,694	(205,614)	(43,920)
Diversified Alternatives (1)	79,534	(5,563)	73,971	2,560	(7)	2,553
Equity Long/Short (1)	1,019,167	(685,858)	333,309	673,341	(67,801)	605,540
Global Absolute Return	260,440	(277,034)	(16,594)	454,581	(319,041)	135,540
Pacific Dynamix - Conservative Growth	8,830,381	(5,255,444)	3,574,937	9,068,745	(6,410,808)	2,657,937
Pacific Dynamix - Moderate Growth	24,005,002	(15,015,352)	8,989,650	33,337,582	(12,018,820)	21,318,762
Pacific Dynamix - Growth	6,481,284	(6,635,930)	(154,646)	9,661,287	(4,626,551)	5,034,736
Portfolio Optimization Conservative	49,570,116	(66,685,145)	(17,115,029)	31,742,529	(54,186,642)	(22,444,113)
Portfolio Optimization Moderate-Conservative	16,053,027	(46,947,978)	(30,894,951)	19,110,065	(54,680,145)	(35,570,080)
Portfolio Optimization Moderate	39,721,575	(149,764,065)	(110,042,490)	52,579,826	(191,204,721)	(138,624,895)
Portfolio Optimization Growth	16,558,453	(113,362,422)	(96,803,969)	28,702,553	(134,500,808)	(105,798,255)
Portfolio Optimization Aggressive-Growth	5,029,818	(23,872,474)	(18,842,656)	8,454,881	(29,216,353)	(20,761,472)
PSF DFA Balanced Allocation (2)	3,178,022	(131,770)	3,046,252

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco V.I. Balanced-Risk Allocation Series II	6,509,747	(4,906,341)	1,603,406	5,705,434	(7,029,028)	(1,323,594)
Invesco V.I. Equity and Income Series II	1,608,938	(449,097)	1,159,841	1,482,968	(206,417)	1,276,551
Invesco V.I. Global Real Estate Series II (1)	365,240	(164,056)	201,184	237,598	(41,742)	195,856
American Century VP Mid Cap Value Class II	2,999,710	(884,524)	2,115,186	1,334,164	(1,278,731)	55,433
American Funds IS Asset Allocation Fund Class 4	51,709,786	(36,368,119)	15,341,667	219,625,426	(4,398,186)	215,227,240
American Funds IS Blue Chip Income and Growth Fund Class 4 (1)	5,035,357	(739,264)	4,296,093	234,377	(4,838)	229,539
American Funds IS Bond Fund Class 4 (1)	1,940,645	(542,711)	1,397,934	88,983	(287)	88,696
American Funds IS Capital Income Builder Class 4	2,600,376	(692,891)	1,907,485	3,427,796	(511,884)	2,915,912
American Funds IS Global Balanced Fund Class 4 (1)	943,214	(93,215)	849,999	65,929	(909)	65,020
American Funds IS Global Bond Fund Class 4 (1)	546,371	(145,645)	400,726	33,293	(969)	32,324
American Funds IS Global Growth and Income Fund Class 4 (1)	796,658	(109,334)	687,324	398,281	(327,370)	70,911
American Funds IS Global Growth Fund Class 4	1,200,436	(1,747,353)	(546,917)	3,669,332	(948,668)	2,720,664
American Funds IS Global Small Capitalization Fund Class 4 (1)	256,232	(35,288)	220,944	48,393	(107)	48,286
American Funds IS Growth Fund Class 4	4,676,554	(5,234,376)	(557,822)	25,207,871	(746,403)	24,461,468
American Funds IS Growth-Income Fund Class 4	4,206,994	(3,899,044)	307,950	25,588,739	(797,795)	24,790,944
American Funds IS High-Income Bond Fund Class 4 (1)	1,436,019	(498,605)	937,414	57,861	(4,885)	52,976
American Funds IS International Fund Class 4	1,108,327	(496,623)	611,704	1,772,981	(452,800)	1,320,181
American Funds IS International Growth and Income Fund Class 4	863,889	(503,453)	360,436	1,666,145	(500,406)	1,165,739
American Funds IS Managed Risk Asset Allocation Fund Class P2	2,766,166	(1,094,529)	1,671,637	3,557,254	(676,916)	2,880,338
American Funds IS New World Fund Class 4	896,084	(341,685)	554,399	1,164,402	(290,770)	873,632
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	5,838,001	(4,952,571)	885,430	4,850,143	(3,105,021)	1,745,122
BlackRock Capital Appreciation V.I. Class III	176,566	(250,999)	(74,433)	134,140	(386,162)	(252,022)
BlackRock Global Allocation V.I. Class III	10,952,435	(32,867,675)	(21,915,240)	23,034,280	(29,546,171)	(6,511,891)
BlackRock iShares Alternative Strategies V.I. Class I	521,892	(320,925)	200,967	687,495	(269,054)	418,441
BlackRock iShares Dynamic Allocation V.I. Class I	554,447	(325,829)	228,618	1,013,231	(123,093)	890,138
BlackRock iShares Dynamic Fixed Income V.I. Class I	639,418	(352,889)	286,529	654,360	(147,658)	506,702
BlackRock iShares Equity Appreciation V.I. Class I	381,675	(142,565)	239,110	498,509	(129,654)	368,855
Fidelity VIP Contrafund Service Class 2	3,007,056	(2,217,290)	789,766	4,349,782	(1,375,630)	2,974,152
Fidelity VIP FundsManager 60% Service Class 2	4,180,470	(5,171,325)	(990,855)	9,125,848	(2,698,199)	6,427,649
Fidelity VIP Government Money Market Service Class	41,389,551	(42,972,721)	(1,583,170)	49,155,803	(42,882,790)	6,273,013
Fidelity VIP Strategic Income Service Class 2	1,707,290	(1,040,620)	666,670	2,277,093	(1,145,730)	1,131,363
First Trust Dorsey Wright Tactical Core Class I (1)	853,867	(546,479)	307,388	481,955	(52)	481,903
First Trust/Dow Jones Dividend & Income Allocation Class I	22,300,824	(4,463,924)	17,836,900	10,162,513	(7,573,638)	2,588,875
First Trust Multi Income Allocation Class I	278,006	(65,445)	212,561	376,513	(189,147)	187,366
Franklin Founding Funds Allocation VIP Class 2	262,816	(146,885)	115,931	498,794	(69,979)	428,815
Franklin Founding Funds Allocation VIP Class 4	1,620,703	(6,513,883)	(4,893,180)	3,641,355	(9,436,580)	(5,795,225)
Franklin Income VIP Class 2 (1)	1,608,521	(196,662)	1,411,859	1,057,206	(376,112)	681,094
Franklin Mutual Global Discovery VIP Class 2	2,305,065	(2,260,796)	44,269	4,086,921	(1,549,511)	2,537,410
Franklin Rising Dividends VIP Class 2	4,515,855	(2,644,304)	1,871,551	3,121,054	(1,296,784)	1,824,270
Templeton Global Bond VIP Class 2	2,500,840	(2,410,143)	90,697	4,202,107	(1,831,394)	2,370,713
Ivy VIP Asset Strategy	387,000	(461,397)	(74,397)	1,113,428	(263,905)	849,523
Ivy VIP Energy (1)	3,341,318	(1,195,955)	2,145,363	725,545	(75,179)	650,366
Janus Aspen Series Balanced Service Shares	32,173,787	(17,911,007)	14,262,780	60,391,626	(13,220,447)	47,171,179
Janus Aspen Series Flexible Bond Service Shares	1,614,023	(1,124,552)	489,471	1,730,612	(465,492)	1,265,120
JPMorgan Insurance Trust Core Bond Class 1	10	(2,303)	(2,293)	17	(2,823)	(2,806)
JPMorgan Insurance Trust Global Allocation Class 2 (1)	233,886	(78,107)	155,779	286,528	(15,884)	270,644
JPMorgan Insurance Trust Income Builder Class 2 (1)	560,871	(204,572)	356,299	311,325	(19,559)	291,766
JPMorgan Insurance Trust Mid Cap Value Class 1	-	(63)	(63)	-	(87)	(87)
JPMorgan Insurance Trust U.S. Equity Class 1	1	(81)	(80)	247	(493)	(246)
ClearBridge Variable Aggressive Growth - Class II (1)	424,724	(113,693)	311,031	69,048	(4,283)	64,765
Lord Abbett Bond Debenture Class VC	2,513,782	(1,824,710)	689,072	3,629,469	(2,048,680)	1,580,789
Lord Abbett International Core Equity Class VC	605,297	(547,871)	57,426	1,192,350	(414,735)	777,615
Lord Abbett Total Return Class VC	4,399,447	(4,118,777)	280,670	6,317,036	(3,437,151)	2,879,885

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
MFS Total Return Series - Service Class	10,536,414	(4,974,058)	5,562,356	8,572,103	(5,677,464)	2,894,639
MFS Utilities Series - Service Class	2,570,267	(2,101,962)	468,305	1,699,852	(2,190,054)	(490,202)
MFS Value Series - Service Class	361,162	(582,118)	(220,956)	687,104	(456,033)	231,071
MFS Massachusetts Investors Growth Stock - Service Class (1)	421,031	(817,018)	(395,987)	7,582,796	(475,061)	7,107,735
Neuberger Berman AMT Absolute Return Multi-Manager Class S (1)	45,639	(7,101)	38,538	4,564	(39)	4,525
Oppenheimer Global Fund/VA Service Shares (1)	200,338	(17,358)	182,980	10,775	(1)	10,774
Oppenheimer International Growth Fund/VA Service Shares (1)	414,747	(85,796)	328,951	31,592	(1,185)	30,407
PIMCO All Asset All Authority - Advisor Class	664,554	(494,268)	170,286	173,098	(73,991)	99,107
PIMCO CommodityRealReturn Strategy - Advisor Class	1,024,881	(600,309)	424,572	566,177	(519,007)	47,170
Jennison Class II	-	(1,979)	(1,979)	-	(302)	(302)
SP International Growth Class II	-	(2,181)	(2,181)	-	(1,785)	(1,785)
SP Prudential U.S. Emerging Growth Class II	-	(60)	(60)	389	(65)	324
Value Class II	-	(2,229)	(2,229)	-	(2,171)	(2,171)
Schwab VIT Balanced	1,104,044	(689,305)	414,739	988,700	(422,607)	566,093
Schwab VIT Balanced with Growth	1,495,588	(788,978)	706,610	2,314,313	(681,324)	1,632,989
Schwab VIT Growth	1,258,993	(1,136,842)	122,151	2,373,458	(896,763)	1,476,695
State Street Total Return V.I.S. Class 3	3,192,324	(5,592,562)	(2,400,238)	4,976,300	(5,239,372)	(263,072)
VanEck VIP Global Hard Assets Class S	2,944,366	(1,913,459)	1,030,907	1,186,772	(491,388)	695,384

(1)	Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2016.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account A of Pacific Life Insurance Company (the “Separate Account”) comprised of Core Income, Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, Comstock, Developing Growth (formerly named Small-Cap Growth), Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Index, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, Currency Strategies, Diversified Alternatives, Equity Long/Short, Global Absolute Return, Pacific Dynamix - Conservative Growth, Pacific Dynamix - Moderate Growth, Pacific Dynamix - Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, PSF DFA Balanced Allocation, Invesco V.I. Balanced-Risk Allocation Series II, Invesco V.I. Equity and Income Series II, Invesco V.I. Global Real Estate Series II, American Century VP Mid Cap Value Class II, American Funds® IS Asset Allocation FundSM Class 4, American Funds IS Blue Chip Income and Growth FundSM Class 4, American Funds IS Bond FundSM Class 4, American Funds IS Capital Income Builder® Class 4, American Funds IS Global Balanced FundSM Class 4, American Funds IS Global Bond FundSM Class 4, American Funds IS Global Growth and Income FundSM Class 4, American Funds IS Global Growth FundSM Class 4, American Funds IS Global Small Capitalization FundSM Class 4, American Funds IS Growth FundSM Class 4, American Funds IS Growth-Income FundSM Class 4, American Funds IS High-Income Bond FundSM Class 4, American Funds IS International FundSM Class 4, American Funds IS International Growth and Income FundSM Class 4, American Funds IS Managed Risk Asset Allocation FundSM Class P2, American Funds IS New World Fund® Class 4, American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4, BlackRock® Capital Appreciation V.I. Class III, BlackRock Global Allocation V.I. Class III, BlackRock iShares® Alternative Strategies V.I. Class I, BlackRock iShares Dynamic Allocation V.I. Class I, BlackRock iShares Dynamic Fixed Income V.I. Class I, BlackRock iShares Equity Appreciation V.I. Class I, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP FundsManager® 60% Service Class 2, Fidelity VIP Government Money Market Service Class, Fidelity VIP Strategic Income Service Class 2, First Trust Dorsey Wright Tactical Core Class I, First Trust/Dow Jones Dividend & Income Allocation Class I, First Trust Multi Income Allocation Class I, Franklin Founding Funds Allocation VIP Class 2, Franklin Founding Funds Allocation VIP Class 4, Franklin Income VIP Class 2, Franklin Mutual Global Discovery VIP Class 2, Franklin Rising Dividends VIP Class 2, Templeton Global Bond VIP Class 2, Ivy VIP Asset Strategy, Ivy VIP Energy, Janus Aspen Series Balanced Service Shares, Janus Aspen Series Flexible Bond Service Shares, JPMorgan Insurance Trust Core Bond Class 1, JPMorgan Insurance Trust Global Allocation Class 2, JPMorgan Insurance Trust Income Builder Class 2, JPMorgan Insurance Trust Mid Cap Value Class 1, JPMorgan Insurance Trust U.S. Equity Class 1, ClearBridge Variable Aggressive Growth – Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett International Core Equity Class VC, Lord Abbett Total Return Class VC, MFS® Total Return Series - Service Class, MFS Utilities Series - Service Class, MFS Value Series - Service Class, MFS Massachusetts Investors Growth Stock Series - Service Class, Neuberger Berman AMT Absolute Return Multi-Manager Class S, Oppenheimer Global Fund/VA Service Shares, Oppenheimer International Growth Fund/VA Service Shares, PIMCO All Asset All Authority - Advisor Class, PIMCO CommodityRealReturn® Strategy - Advisor Class, Jennison Class II, SP International Growth Class II, SP Prudential U.S. Emerging Growth Class II, Value Class II, Schwab VIT Balanced, Schwab VIT Balanced with Growth, Schwab VIT Growth, State Street Total Return V.I.S. Class 3 (formerly named GE Investments Total Return Class 3), and VanEck VIP Global Hard Assets Class S Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2016, the related statements of operations for the year then ended (as to the PSF DFA Balanced Allocation Variable Account for the period from May 3, 2016 (commencement of operations) through December 31, 2016), and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2016 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

J-1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A of Pacific Life Insurance Company as of December 31, 2016, the results of their operations for the year or period then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 24, 2017

J-2

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Annual Reports as of December 31, 2016 for:

• Pacific Select Fund

• Separate Account A of Pacific Life Insurance Company

Form No.	2143-17A